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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05430
SSgA Funds
(Exact name of Registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)
Sandra G. Richardson, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-3598
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-787-7354

Date of fiscal year end:            August 31
Date of reporting period:          September 1, 2011 - November 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
SSgA Life Solutions Balanced Fund
SSgA Life Solutions Growth Fund
SSgA Life Solutions Income and Growth Fund
Notes to Schedules of Investments
Life Solutions Funds
Shareholder Requests for Additional Information
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund
Notes to Schedules of Investments
Money Market Funds
Shareholder Requests for Additional Information
U.S. Treasury Money Market Fund
Prime Money Market Fund
Notes to Schedules of Investments
Institutional Money Market Funds
Shareholder Requests for Additional Information
Bond Market Fund
Intermediate Fund
High Yield Bond Fund
Fixed Income Funds
Fixed Income Funds
Emerging Markets Fund
Notes to Schedules of Investments
Shareholder Requests for Additional Information
S&P 500 Index Fund
Shareholder Requests for Additional Information
Portfolio of Investments -- November 30, 2011 (Unaudited)
Disciplined Equity Fund
Small Cap Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund
Notes to Schedules of Investments
Equity Funds
Shareholder Requests for Additional Information
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS
LS Balanced Fund
LS Growth Fund
LS Income and Growth Fund

Quarterly Report
November 30, 2011

SSgA Funds
Life Solutionssm Funds
Quarterly Report
November 30, 2011 (Unaudited)

“SSgA” is a registered trademark and “Life Solutionssm” is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.6%

Bonds - 38.9%
SPDR Barclays Capital Aggregate Bond ETF	1,498	87
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,625	87
SSgA Bond Market Fund	107,545	964
SSgA High Yield Bond Fund	3,909	30

		1,168

Domestic Equities - 53.8%
SPDR S&P Dividend ETF	1,090	59
SPDR S&P MidCap 400 ETF Trust	1,140	183
SSgA Enhanced Small Cap Fund	2,996	31
SSgA S&P 500 Index Fund	63,802	1,312
SSgA Tuckerman Active REIT Fund	2,687	29

		1,614

International Equities - 7.9%
SSgA Emerging Markets Fund	1,606	30
SSgA International Stock Selection Fund	24,334	208

		238

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	251	— ±

Total Investments - 100.6%* (identified cost $2,236)		3,020

Other Assets and Liabilities, Net - (0.6%)		(17)

Net Assets - 100.0%		3,003

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund	3

SSgA Life Solutions
Growth Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 100.7%

Bonds - 18.5%
SPDR Barclays Capital Aggregate Bond ETF	435	25
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	1,910	63
SSgA Bond Market Fund	30,894	277
SSgA High Yield Bond Fund	2,818	22

		387

Domestic Equities - 69.0%
SPDR S&P Dividend ETF	970	52
SPDR S&P MidCap 400 ETF Trust	1,010	163
SSgA Enhanced Small Cap Fund	5,100	53
SSgA S&P 500 Index Fund	56,327	1,158
SSgA Tuckerman Active REIT Fund	1,872	20

		1,446

International Equities - 13.2%
SSgA Emerging Markets Fund	1,119	21
SSgA International Stock Selection Fund	30,046	257

		278

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	818	1

Total Investments - 100.7%* (identified cost $1,547)		2,112

Other Assets and Liabilities, Net - (0.7%)		(15)

Net Assets - 100.0%		2,097

See accompanying notes which are an integral part of the financial statements.

4	Life Solutions Growth Fund

SSgA Life Solutions
Income and Growth Fund
Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
		Market
		Value
	Shares	$

Investments - 101.7%

Bonds - 59.2%
SPDR Barclays Capital Aggregate Bond ETF	1,325	77
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	980	32
SSgA Bond Market Fund	59,867	536
SSgA High Yield Bond Fund	1,500	12

		657

Domestic Equities - 39.3%
SPDR S&P Dividend ETF	605	32
SPDR S&P MidCap 400 ETF Trust	285	46
SSgA Enhanced Small Cap Fund	171	2
SSgA S&P 500 Index Fund	16,856	347
SSgA Tuckerman Active REIT Fund	914	10

		437

International Equities - 3.2%
SSgA Emerging Markets Fund	626	12
SSgA International Stock Selection Fund	2,727	23

		35

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	94	— ±

Total Investments - 101.7%* (identified cost $925)		1,129

Other Assets and Liabilities, Net - (1.7%)		(19)

Net Assets - 100.0%		1,110

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund	5

SSgA
Life Solutions Funds

Notes to Schedules of Investments — November 30, 2011

Footnotes

*	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 1 inputs.
±	Less than $500.

6	Notes to Schedules of Investments

SSgA
Life Solutions Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on three funds: the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, each a “Fund” and collectively referred to as the “Funds.” Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (“the Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Life Solutions Funds began offering Class R shares which may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

The Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company’s portfolios (the “Underlying Funds”) and exchange-traded funds (the “Underlying ETFs”) that are advised or sponsored by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”) or its affiliates. This arrangement is referred to as a “fund of funds.” The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
	Balanced	Growth	Income and
Asset Class/Underlying Fund or ETF	Fund	Fund	Growth Fund

Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities SPDR S&P Dividend ETF SPDR S&P MidCap 400 ETF SSgA Enhanced Small Cap Fund SSgA S&P 500 Index Fund
International Equities SSgA Emerging Markets Fund SSgA International Stock Selection Fund

Bonds	20 - 60%	0 - 40%	40 - 80%
SPDR Barclays Capital Aggregate Bond ETF
SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SPDR Barclays Capital Short Term Corporate Bond ETF
SPDR Barclays Capital TIPS ETF
SSgA Bond Market Fund
SSgA High Yield Bond Fund

Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Prime Money Market Fund

*	International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Objectives for Underlying Funds and Underlying ETFs

The Life Solutions Funds are comprised of various combinations of the Underlying Funds and Underlying ETFs. The Board has approved investment in all of the Underlying Funds and Underlying ETFs presented above. The investment objectives of the Underlying Funds and Underlying ETFs utilized by the Life Solutions Funds are listed below.

SPDR Barclays Capital Aggregate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.

Notes to Financial Statements	7

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

SPDR Barclays Capital Intermediate Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.

SPDR Barclays Capital Short Term Corporate Bond ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.

SPDR Barclays Capital TIPS ETF

To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market.

SPDR S&P Dividend ETF

To provide investment results that, before expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments.

SPDR S&P MidCap 400 ETF

To provide investment results that, before expenses, correspond to the price and yield performance of the S&P MidCap 400 Indextm.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA S&P 500 Index Fund

Seeks to replicate the total return of the S&P 500 Index.

SSgA Emerging Markets Fund

Seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA High Yield Bond Fund

To maximize total return by investing primarily in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

SSgA Prime Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment

8	Notes to Financial Statements

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value (“NAV”) per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Underlying ETFs are valued at the last sales price as of the close of the customary trading session on the exchange where the Underlying ETF is principally traded, or lacking any sales price on a particular day, the Underlying ETF may be valued at the closing bid price on that day.

The Underlying Funds value portfolio securities according to Securities Valuation Procedures approved by the Board, including Market Value Procedures and Fair Value Procedures described below.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds and Underlying ETFs on the ex-dividend date.

Federal Income Taxes

As of November 30, 2011, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and
	Fund	Fund	Growth Fund
Cost of Investments for Tax Purposes	$2,961,101	$1,854,508	$1,072,212

Gross Tax Unrealized Appreciation	59,223	262,226	57,208
Gross Tax Unrealized Depreciation	—	(4,929)	(198)

Net Unrealized Appreciation (Depreciation)	$59,223	$257,297	$57,010

Notes to Financial Statements	9

SSgA
Life Solutions Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2011, $1,162 of the Central Fund’s net assets represents investments by these Funds, and $33,971,276 represents the investments of other Investment Company funds not presented herein.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

10	Notes to Financial Statements

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	11

MONEY MARKET FUNDS
Money Market Fund
U.S. Government Money Market Fund
Tax Free Money Market Fund

Quarterly Report
November 30, 2011

SSgA Funds
Money Market Funds
Quarterly Report
November 30, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA
Money Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 5.9%
Collateralized Commercial Paper Co. LLC	40,000	0.284	02/02/12	39,980
Gemini Securitization Corp. LLC	50,000	0.330	12/07/11	49,997
Kells Funding LLC	100,000	0.426	01/05/12	99,959
Kells Funding LLC	40,000	0.430	01/05/12	39,984
Kells Funding LLC	75,000	0.440	01/23/12	74,953
Kells Funding LLC	25,000	0.440	01/30/12	24,982
Solitaire Funding LLC	20,000	0.420	02/06/12	19,985

Total Asset Backed Commercial Paper (amortized cost $349,840)				349,840

Certificate of Deposit - 50.9%
Bank of Montreal (next reset date 01/06/12) (Ê)	25,000	0.430	12/06/12	25,000
Bank of Nova Scotia	45,000	0.300	12/20/11	45,000
Bank of Nova Scotia	45,000	0.300	12/21/11	45,000
Bank of Nova Scotia	45,000	0.300	12/22/11	45,000
Bank of Nova Scotia	75,000	0.300	01/17/12	75,000
Bank of Nova Scotia (next reset date 02/16/12) (Ê)	30,000	0.610	09/14/12	30,000
Bank of Tokyo - Mitsubishi	110,000	0.210	12/12/11	110,000
Barclays Bank (next reset date 12/13/11) (Ê)	50,000	0.517	01/13/12	50,000
Barclays Bank	50,000	0.400	01/17/12	50,000
Barclays Bank (next reset date 12/02/11) (Ê)	150,000	0.415	03/02/12	150,000
Credit Suisse	150,000	0.400	01/12/12	150,000
Credit Suisse (next reset date 12/05/11) (Ê)	51,000	0.395	12/04/12	51,000
Deutsche Bank AG	75,000	0.330	12/12/11	75,000
Deutsche Bank AG	50,000	0.330	12/16/11	50,000
Deutsche Bank AG (next reset date 12/05/11) (Ê)	50,000	0.447	04/03/12	50,000
ING Bank NV	25,000	0.450	01/17/12	25,000
ING Bank NV	100,000	0.450	02/01/12	100,000
ING Bank NV	50,000	0.450	02/02/12	50,000
Lloyds TSB Bank	125,000	0.400	01/12/12	125,000
Lloyds TSB Bank	75,000	0.400	01/13/12	75,000
Lloyds TSB Bank	25,000	0.400	01/17/12	25,000
National Australia Bank Ltd.	250,000	0.310	02/01/12	250,002
Nordea Bank AB	100,000	0.330	01/09/12	100,000
Rabobank Nederland NV (next reset date 12/02/11) (Ê)	200,000	0.345	04/02/12	200,000
Rabobank Nederland NV (next reset date 12/14/11) (Ê)	28,000	0.307	05/14/12	28,000
Rabobank Nederland NV (next reset date 12/14/11) (Ê)	28,000	0.317	05/14/12	28,000
Royal Bank of Scotland	25,000	0.260	12/05/11	25,000
Royal Bank of Scotland	225,000	0.260	12/12/11	225,000
Skandinaviska Enskilda Banken AB	85,000	0.360	01/06/12	85,000
Skandinaviska Enskilda Banken AB	70,000	0.360	01/09/12	70,000
Standard Chartered Bank	70,000	0.400	01/17/12	70,000
Sumitomo Mitsui Banking Corp.	60,000	0.200	12/07/11	60,000
Sumitomo Mitsui Banking Corp.	50,000	0.200	12/08/11	50,000
Svenska Handelsbanken AB	25,000	0.220	12/05/11	25,000
Svenska Handelsbanken AB	25,000	0.325	01/04/12	25,000
Swedbank AB	100,000	0.320	12/02/11	100,000
Toronto Dominion Bank (next reset date 12/12/11) (Ê)	27,000	0.327	01/12/12	27,000

Money Market Fund	3

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
UBS AG	100,000	0.440	01/11/12	100,000
UBS AG	170,000	0.450	01/31/12	170,000

Total Certificate of Deposit (amortized cost $3,039,002)				3,039,002

Financial Company Commercial Paper - 5.5%
DnB Bank ASA (Ê)(λ)	40,000	0.420	01/19/12	40,000
General Electric Capital Corp.	83,000	0.250	12/07/11	82,997
General Electric Co.	56,000	0.130	12/19/11	55,996
General Electric Co.	23,000	0.130	12/21/11	22,998
Nationwide Building Society	50,000	0.390	12/12/11	49,994
Nordea Bank AB	75,000	0.340	01/10/12	74,972

Total Financial Company Commercial Paper (amortized cost $326,957)				326,957

Other Note - 5.5%
Commonwealth Bank of Australia (next reset date 01/27/12) (Ê)(λ)	24,000	0.572	11/27/12	24,000
Nordea Bank AB (next reset date 02/21/12) (Ê)(λ)	74,000	0.571	11/16/12	74,000
Rabobank Nederland NV (next reset date 02/16/12) (Ê)(λ)	80,000	0.600	12/14/12	80,000
Svenska Handelsbanken AB (next reset date 02/09/12) (Ê)(λ)	26,000	0.611	05/08/12	26,000
Svenska Handelsbanken AB (next reset date 02/17/12) (Ê)(λ)	100,000	0.515	05/16/12	100,000
Westpac Banking Corp. (next reset date 01/30/12) (Ê)	27,000	0.574	11/28/12	27,000

Total Other Note (amortized cost $331,000)				331,000

Total Investments - 67.8% (amortized cost $4,046,799)				4,046,799

Repurchase Agreements - 32.2%

Government Agency Repurchase Agreement - 31.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $475,000 dated November 30, 2011 at 0.12% to be repurchased at $475,002 on December 1, 2011 collateralized by: $481,924 par various United States Government Agency Obligations, valued at $484,502				475,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated November 30, 2011 at 0.11% to be repurchased at $50,001 on December 1, 2011 collateralized by: $50,835 par United States Government Agency Obligation, valued at $51,501				50,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2011 at 0.15% to be repurchased at $250,001 on December 1, 2011 collateralized by: $263,038 par various United States Government Agency Obligations, valued at $255,000				250,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri Party) of $50,000 dated November 29, 2011 at 0.11% to be repurchased at $50,000 on December 7, 2011 collateralized by: $50,835 par United States Government Agency Obligations, valued at $51,000				50,000

4	Money Market Fund

SSgA
Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Merrill Lynch Pierce Fenner Smith and The Bank of New York Mellon Corp. (Tri-Party) of $575,000 dated November 30, 2011 at 0.14% to be repurchased at $575,002 on December 1, 2011 collateralized by: $550,404 par United States Government Agency Obligation, valued at $586,500	575,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2011 at 0.15% to be repurchased at $250,001 on December 1, 2011 collateralized by: $257,852 par various United States Government Agency Obligations, valued at $255,000	250,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $250,000 dated November 30, 2011 at 0.14% to be repurchased at $250,001 on December 1, 2011 collateralized by: $307,783 par various United States Government Agency Obligations, valued at $255,000	250,000

Total Government Agency Repurchase Agreement (identified cost $1,900,000)	1,900,000

Other Repurchase Agreement - 0.4%
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri Party) of $25,000 dated November 30, 2011, at 0.25% to be repurchased at $25,000 on December 1, 2011, collateralized by an Equity, valued at $27,001	25,000

Total Other Repurchase Agreement (identified cost $25,000)	25,000

Total Repurchase Agreements (identified cost $1,925,000)	1,925,000

Total Investments and Repurchase Agreements - 100.0%* (cost $5,971,799) (†)	5,971,799

Other Assets and Liabilities, Net - 0.0%	742

Net Assets - 100.0%	5,972,541

See accompanying notes which are an integral part of the financial statements.

Money Market Fund	5

SSgA
U.S. Government Money Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Government Agency Debt - 78.8%
Federal Home Loan Bank	57,000	0.045	12/07/11	57,000
Federal Home Loan Bank	125,000	0.010	01/10/12	124,999
Federal Home Loan Bank	52,000	0.035	01/13/12	51,998
Federal Home Loan Bank	31,905	0.015	01/18/12	31,904
Federal Home Loan Bank	75,000	0.045	01/18/12	74,996
Federal Home Loan Bank	14,000	0.050	01/18/12	13,999
Federal Home Loan Bank	49,972	0.015	01/20/12	49,971
Federal Home Loan Bank	87,000	0.040	01/20/12	86,995
Federal Home Loan Bank (next reset date 12/23/11) (Ê)	73,000	0.227	01/23/12	73,005
Federal Home Loan Bank	14,000	0.040	01/24/12	13,999
Federal Home Loan Bank	13,000	0.035	01/25/12	12,999
Federal Home Loan Bank	13,000	0.030	01/27/12	12,999
Federal Home Loan Bank	200,000	0.025	02/01/12	199,991
Federal Home Loan Bank	27,000	0.035	02/01/12	26,998
Federal Home Loan Bank	60,000	0.030	02/29/12	59,996
Federal Home Loan Bank	43,935	0.065	04/09/12	43,925
Federal Home Loan Bank	10,000	0.090	04/25/12	9,996
Federal Home Loan Bank	27,142	0.075	05/04/12	27,133
Federal Home Loan Bank	18,830	0.080	05/04/12	18,824
Federal Home Loan Bank	18,808	0.080	05/09/12	18,801
Federal Home Loan Mortgage Corp.	290,000	0.030	12/06/11	289,999
Federal Home Loan Mortgage Corp. (Ê)	175,000	0.209	12/29/11	175,006
Federal Home Loan Mortgage Corp.	21,000	0.030	01/09/12	20,999
Federal Home Loan Mortgage Corp.	10,000	0.010	01/10/12	10,000
Federal Home Loan Mortgage Corp.	22,000	0.045	01/17/12	21,999
Federal Home Loan Mortgage Corp.	31,000	0.035	01/23/12	30,998
Federal Home Loan Mortgage Corp.	14,000	0.030	01/30/12	13,999
Federal Home Loan Mortgage Corp.	144,000	0.040	02/01/12	143,990
Federal Home Loan Mortgage Corp.	20,000	0.030	02/13/12	19,999
Federal Home Loan Mortgage Corp.	58,150	0.030	02/14/12	58,146
Federal Home Loan Mortgage Corp.	23,503	0.025	02/21/12	23,502
Federal Home Loan Mortgage Corp.	10,268	0.030	02/21/12	10,267
Federal Home Loan Mortgage Corp.	16,730	0.030	02/27/12	16,729
Federal Home Loan Mortgage Corp.	52,116	0.040	03/21/12	52,110
Federal Home Loan Mortgage Corp. (next reset date 12/03/11) (Ê)	53,000	0.215	04/03/12	53,005
Federal Home Loan Mortgage Corp.	13,473	0.050	04/09/12	13,471
Federal Home Loan Mortgage Corp.	56,434	0.075	05/07/12	56,415
Federal Home Loan Mortgage Corp.	39,291	0.080	05/08/12	39,277
Federal Home Loan Mortgage Corp. (next reset date 12/11/11) (Ê)	77,000	0.227	05/11/12	77,012
Federal Home Loan Mortgage Corp.	24,641	0.075	05/14/12	24,633
Federal National Mortgage Assoc.	65,000	0.035	12/01/11	65,000
Federal National Mortgage Assoc.	7,000	0.025	12/05/11	7,000
Federal National Mortgage Assoc.	19,000	0.050	12/28/11	18,999
Federal National Mortgage Assoc.	72,000	0.140	01/03/12	71,991
Federal National Mortgage Assoc.	21,000	0.030	01/09/12	20,999
Federal National Mortgage Assoc.	29,000	0.040	01/18/12	28,998
Federal National Mortgage Assoc.	22,771	0.030	02/15/12	22,770
Federal National Mortgage Assoc.	35,000	0.140	02/15/12	34,990
Federal National Mortgage Assoc.	100,000	0.140	02/16/12	99,970
Federal National Mortgage Assoc.	57,295	0.028	02/22/12	57,291

6	U.S. Government Money Market Fund

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
Federal National Mortgage Assoc.	11,693	0.030	02/22/12	11,692
Federal National Mortgage Assoc.	17,539	0.035	02/22/12	17,538
Federal National Mortgage Assoc.	150,000	0.010	02/29/12	149,992
Federal National Mortgage Assoc.	40,000	0.070	03/28/12	39,991
Federal National Mortgage Assoc.	24,731	0.075	05/09/12	24,723
Federal National Mortgage Assoc.	10,721	0.080	05/09/12	10,717
Federal National Mortgage Assoc.	37,541	0.075	05/16/12	37,528
Federal National Mortgage Assoc.	19,741	0.085	05/23/12	19,733

Total Government Agency Debt (amortized cost $2,902,006)				2,902,006

Treasury Debt - 6.8%
U.S. Treasury Bill	200,000	0.035	12/08/11	199,999
U.S. Treasury Note**	22,307	0.030	02/29/12	22,560
U.S. Treasury Note**	28,106	0.060	04/30/12	28,216

Total Treasury Debt (amortized cost $250,775)				250,775

Total Investments - 85.6% (amortized cost $3,152,781)				3,152,781

Repurchase Agreements - 17.7%

Government Agency Repurchase Agreement - 11.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $125,000 dated November 30, 2011 at 0.12% to be repurchased at $125,000 on December 1, 2011 collateralized by: $122,842 par various United States Government Agency Obligations, valued at $127,503				125,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2011 at 0.12% to be repurchased at $100,000 on December 1, 2011 collateralized by: $102,071 par various United States Government Agency Obligations, valued at $102,001				100,000
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2011 at 0.11% to be repurchased at $100,000 on December 1, 2011 collateralized by: $101,860 par various United States Government Agency Obligations, valued at $102,000				100,000
Agreement with UBS AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000 dated November 30, 2011 at 0.12% to be repurchased at $100,000 on December 1, 2011 collateralized by: $101,789 par various United States Government Agency Obligations, valued at $102,001				100,000

Total Government Agency Repurchase Agreement (identified cost $425,000)				425,000

U.S. Government Money Market Fund	7

SSgA
U.S. Government Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$

Treasury Repurchase Agreement - 6.1%
Agreement with Merrill Lynch Pierce Fenner Smith and The Bank of New York Mellon Corp. (Tri-Party) of $225,000 dated November 30, 2011 at 0.10% to be repurchased at $225,001 on December 1, 2011 collateralized by: $215,700 par United States Treasury Obligation, valued at $229,500	225,000

Total Treasury Repurchase Agreement (identified cost $225,000)	225,000

Total Repurchase Agreements (identified cost $650,000)	650,000

Total Investments and Repurchase Agreements - 103.3%* (cost $3,802,781) (†)	3,802,781

Other Assets and Liabilities, Net - (3.3%)	(122,098)

Net Assets - 100.0%	3,680,683

See accompanying notes which are an integral part of the financial statements.

8	U.S. Government Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Variable Rate Demand Note - 74.3%

Arizona - 2.6%
Arizona Health Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,900	0.070	12/07/11	01/01/35	1,900

California - 9.7%
Bay Area Toll Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,000	0.060	12/07/11	04/01/45	1,000
East Bay Municipal Utility District Revenue Bonds, Weekly demand (Ê)	2,000	0.060	12/07/11	06/01/38	2,000
Metropolitan Water District of Southern California Revenue Bonds, Weekly demand (Ê)	2,000	0.120	12/07/11	07/01/23	2,000
Orange County Water District Certificate of Participation, Weekly demand (mu)(Ê)	1,000	0.110	12/07/11	08/01/42	1,000
San Diego Housing Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.160	12/07/11	01/15/35	1,000

					7,000

Colorado - 0.9%
Colorado Housing & Finance Authority Revenue Bonds, Weekly demand (Ê)	685	0.110	12/07/11	05/01/34	685

Connecticut - 2.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.050	12/07/11	07/01/33	2,000

Delaware - 6.2%
Delaware River & Bay Authority Revenue Bonds, Weekly demand (mu)(Ê)	2,500	0.070	12/07/11	01/01/30	2,500
University of Delaware Revenue Bonds, Weekly demand (Ê)	1,935	0.090	12/01/11	11/01/35	1,935

					4,435

Indiana - 2.1%
City of Indianapolis Indiana Revenue Bonds, Weekly demand (Ê)	1,500	0.140	12/07/11	05/15/38	1,500

Kansas - 2.8%
Kansas State Department of Transportation Revenue Bonds, Weekly demand (Ê)	2,000	0.060	12/07/11	09/01/19	2,000

Maryland - 0.7%
County of Montgomery Maryland General Obligation Unlimited, Weekly demand (Ê)	500	0.100	12/01/11	06/01/26	500

Massachusetts - 5.8%
Massachusetts Bay Transportation Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.110	12/07/11	07/01/21	2,000
Massachusetts Department of Transportation Revenue Bonds, Weekly demand (Ê)	1,000	0.080	12/07/11	01/01/39	1,000
University of Massachusetts Building Authority Revenue Bonds, Weekly demand (Ê)	1,180	0.150	12/07/11	05/01/38	1,180

					4,180

Tax Free Money Market Fund	9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Minnesota - 2.8%
City of Rochester Minnesota Revenue Bonds, Weekly demand (Ê)	2,000	0.080	12/07/11	11/15/38	2,000

Missouri - 5.7%
Missouri Development Finance Board Revenue Bonds, Weekly demand (Ê)	1,000	0.090	12/01/11	12/01/33	1,000
Missouri State Health & Educational Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	3,075	0.090	12/01/11	10/01/35	3,075

					4,075

North Carolina - 8.9%
City of Charlotte North Carolina Certificate of Participation, Weekly demand (Ê)	1,000	0.110	12/07/11	06/01/33	1,000
City of Greensboro North Carolina Revenue Bonds, Weekly demand (Ê)	1,950	0.100	12/07/11	06/01/28	1,950
County of Mecklenburg North Carolina General Obligation Unlimited, Weekly demand (Ê)	2,000	0.150	12/07/11	02/01/24	2,000
State of North Carolina General Obligation Unlimited, Weekly demand (Ê)	1,500	0.100	12/07/11	05/01/21	1,500

					6,450

Ohio - 3.5%
Ohio Air Quality Development Authority Revenue Bonds, Weekly demand (mu)(Ê)	2,500	0.090	12/07/11	03/01/23	2,500

Oregon - 1.6%
Oregon State Facilities Authority Revenue Bonds, Weekly demand (mu)(Ê)	1,170	0.100	12/07/11	11/01/28	1,170

Rhode Island - 1.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Weekly demand (mu)(Ê)	1,045	0.110	12/07/11	06/01/35	1,045

South Carolina - 2.3%
City of North Charleston South Carolina Tax Allocation, Weekly demand (Ê)	1,660	0.120	12/07/11	09/01/37	1,660

Texas - 2.9%
Harris County Health Facilities Development Corp. Revenue Bonds, Weekly demand (Ê)	1,090	0.120	12/01/11	10/01/41	1,090
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Weekly demand (mu)(Ê)	1,000	0.110	12/07/11	08/15/46	1,000

					2,090

Utah - 4.2%
County of Utah Utah Revenue Bonds, Weekly demand (Ê)	1,000	0.120	12/07/11	05/15/35	1,000
County of Weber Utah Revenue Bonds, Weekly demand (Ê)	2,000	0.080	12/07/11	02/15/32	2,000

					3,000

Virginia - 1.4%
Fairfax County Economic Development Authority Revenue Bonds, Weekly demand (Ê)	1,000	0.150	12/07/11	12/01/33	1,000

10	Tax Free Money Market Fund

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Next	Date	Market
	Amount ($)	Rate	Reset	of	Value
	or Shares	%	Date	Maturity	$

Washington - 3.2%
Tulalip Tribes of the Tulalip Reservation Revenue Bonds, Weekly demand (mu)(Ê)	2,000	0.130	12/07/11	06/01/19	2,000
Washington State Housing Finance Commission Revenue Bonds, Weekly demand (mu)(Ê)	300	0.150	12/07/11	02/01/44	300

					2,300

Wisconsin - 2.8%
Wisconsin Housing & Economic Development Authority Revenue Bonds, Weekly demand (Ê)	2,000	0.120	12/07/11	09/01/33	2,000

Total Variable Rate Demand Note (cost $53,490)					53,490

Investment Company - 25.7%
AIM Tax Free Cash Reserve Money Market Fund	18,484,000				18,484

Total Investment Company (cost $18,484)					18,484

Total Investments - 100.0%* (cost $71,974)					71,974

Other Assets and Liabilities, Net - (0.0%)					(4)

Net Assets - 100.0%					71,970

Quality Ratings as of % of Value
A-1+	100%

Economic Sector Emphasis as a of % of Value

Housing Revenue	8%
Health Care Revenue	14%
Education Revenue	14%
Development Revenue	4%
General Obligation	8%
Other Revenue	27%
Transportation	12%
Water and Sewer Revenue	10%
Pollution Control Revenue	3%

100%

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund	11

SSgA
Money Market Funds

Notes to Schedules of Investments — November 30, 2011 (Unaudited)

Footnotes

(E)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(mu)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)
**	Rate shown reflects yield to maturity.

12	Notes to Schedules of Investments

SSgA
Money Market Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on three funds: the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund and SSgA Tax Free Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/ amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than a price the Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	13

SSgA
Money Market Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAY that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

14	Notes to Financial Statements

SSgA
Money Market Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

3.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

4.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	15

SSgA
Money Market Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

16	Shareholder Requests for Additional Information

INSTITUTIONAL
MONEY MARKET FUNDS
U.S. Treasury Money Market Fund
Prime Money Market Fund

Quarterly Report
November 30, 2011

SSgA Funds

Institutional Money Market Funds

Quarterly Report

November 30, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

 This page has been intentionally left blank.

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Treasury Debt - 64.7%
U.S. Treasury Bill	200,000	0.035	12/08/11	199,999
U.S. Treasury Bill	100,000	0.010	01/05/12	99,999
U.S. Treasury Bill	250,000	0.030	01/05/12	249,993
U.S. Treasury Bill	66,000	0.015	01/12/12	65,999
U.S. Treasury Bill	167,000	0.017	01/12/12	166,997
U.S. Treasury Bill	67,000	0.020	01/12/12	66,998
U.S. Treasury Bill	300,000	0.030	01/19/12	299,988
U.S. Treasury Bill	270,000	0.025	01/26/12	269,989
U.S. Treasury Bill	80,000	0.026	01/26/12	79,997
U.S. Treasury Bill	350,000	0.020	02/02/12	349,988
U.S. Treasury Bill	250,000	0.010	02/09/12	249,995
U.S. Treasury Bill	300,000	0.012	02/16/12	299,992
U.S. Treasury Bill	226,000	0.012	02/23/12	225,993
U.S. Treasury Bill	174,000	0.015	02/23/12	173,994
U.S. Treasury Bill	300,000	0.030	03/01/12	299,977

Total Treasury Debt (amortized cost $3,099,898)				3,099,898

Total Investments - 64.7% (amortized cost $3,099,898)				3,099,898

Repurchase Agreements - 41.5%
Treasury Repurchase Agreement - 41.5%
Agreement with Citibank and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated November 30, 2011, at 0.110% to be repurchased at $200,001 on December 1, 2011, collateralized by: $196,658 par various United States Treasury Obligations valued at $204,000				200,000
Agreement with Credit Suisse and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.100% to be repurchased at $400,001 on December 1, 2011, collateralized by: $373,374 par various United States Treasury Obligations valued at $408,005				400,000
Agreement with Deustche Bank and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.090% to be repurchased at $400,001 on December 1, 2011, collateralized by: $405,869 par various United States Treasury Obligations valued at $408,000				400,000
Agreement with Deutsche Bank and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.100% to be repurchased at $400,008 on December 7, 2011, collateralized by: $408,873 par various United States Treasury Obligations valued at $408,000				400,000
Agreement with HSBC and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated November 30, 2011, at 0.020% to be repurchased at $300,000 on December 1, 2011, collateralized by: $346,783 par various United States Treasury Obligations valued at $306,003				300,000
Agreement with Merrill Lynch Pierce Fenner Smith and The Bank of New York Mellon Corp. (Tri-Party) of $200,000 dated November 30, 2011, at 0.100% to be repurchased at $200,001 on December 1, 2011, collateralized by: $198,359 par various United States Treasury Obligations valued at $204,000				200,000

U.S. Treasury Money Market Fund	5

SSgA
U.S. Treasury Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Park Place Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $85,000 dated November 30, 2011, at 0.100% to be repurchased at $85,000 on December 1, 2011, collateralized by: $40,133 par various United States Treasury Obligations valued at $86,700	85,000

Total Treasury Repurchase Agreement (identified cost $1,985,000)	1,985,000

Total Repurchase Agreements (identified cost $1,985,000)	1,985,000

Total Investments and Repurchase Agreements -106.2%* (cost $5,084,898) (†)	5,084,898

Other Assets and Liabilities, Net - (6.2%)	(296,318)

Net Assets - 100.0%	4,788,580

Other Assets and Liabilities, Net - (6.2%)	(296,318)

Net Assets - 100.0%	4,788,580

See accompanying notes which are an integral part of the financial statements.

6	U.S. Treasury Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$

Asset Backed Commercial Paper - 5.4%
Collateralized Commercial Paper Co. LLC	70,000	0.284	02/02/12	69,966
Gemini Securitization Corp. LLC	100,000	0.330	12/07/11	99,995
Kells Funding LLC	100,000	0.430	01/04/12	99,960
Kells Funding LLC	65,000	0.430	01/05/12	64,973
Kells Funding LLC	100,000	0.440	01/11/12	99,951
Kells Funding LLC	50,000	0.440	01/23/12	49,968
Solitaire Funding LLC	40,000	0.420	02/06/12	39,970

Total Asset Backed Commercial Paper (amortized cost $524,783)				524,783

Certificate of Deposit - 45.5%
Bank of Montreal (next reset date 01/06/12) (Ê)	50,000	0.430	12/06/12	50,000
Bank of Nova Scotia	75,000	0.300	12/20/11	75,000
Bank of Nova Scotia	75,000	0.300	12/21/11	75,000
Bank of Nova Scotia	75,000	0.300	12/22/11	75,000
Bank of Nova Scotia	125,000	0.300	01/17/12	125,000
Bank of Nova Scotia	75,000	0.300	01/26/12	75,000
Bank of Nova Scotia (next reset date 02/16/12) (Ê)	45,000	0.610	09/14/12	45,000
Bank of Tokyo - Mitsubishi	175,000	0.210	12/12/11	175,000
Barclays Bank	300,000	0.400	01/17/12	300,000
Barclays Bank (next reset date 12/23/11) (Ê)	100,000	0.526	01/23/12	100,000
BNP Paribas	250,000	0.380	12/07/11	250,000
Deutsche Bank AG	25,000	0.330	12/08/11	25,000
Deutsche Bank AG	100,000	0.330	12/12/11	100,000
Deutsche Bank AG (next reset date 12/05/11) (Ê)	75,000	0.447	04/03/12	75,000
ING Bank NV	200,000	0.330	12/05/11	200,000
ING Bank NV	100,000	0.400	12/15/11	100,000
ING Bank NV	50,000	0.450	01/17/12	50,000
Lloyds TSB Bank	150,000	0.400	01/12/12	150,000
Lloyds TSB Bank	150,000	0.400	01/13/12	150,000
Lloyds TSB Bank	100,000	0.400	01/17/12	100,000
National Australia Bank Ltd. (next reset date 12/09/11) (Ê)	200,000	0.327	06/07/12	200,000
Nordea Bank AB	100,000	0.330	01/09/12	100,000
Rabobank Nederland NV	100,000	0.330	12/21/11	100,000
Rabobank Nederland NV (next reset date 12/02/11) (Ê)	125,000	0.345	04/02/12	125,000
Rabobank Nederland NV (next reset date 12/14/11) (Ê)	46,000	0.307	05/14/12	46,000
Rabobank Nederland NV (next reset date 12/14/11) (Ê)	46,000	0.317	05/14/12	46,000
Royal Bank of Scotland	250,000	0.260	12/12/11	250,000
Skandinaviska Enskilda Banken AB	145,000	0.360	01/06/12	145,000
Skandinaviska Enskilda Banken AB	110,000	0.360	01/09/12	110,000
Standard Chartered Bank	120,000	0.400	01/17/12	120,000
Sumitomo Mitsui Banking Corp.	80,000	0.200	12/07/11	80,000
Sumitomo Mitsui Banking Corp.	87,000	0.200	12/08/11	87,000
Svenska Handelsbanken AB	50,000	0.220	12/05/11	50,000
Svenska Handelsbanken AB	50,000	0.325	01/04/12	50,000
Swedbank AB	120,000	0.320	12/02/11	120,000
Toronto Dominion Bank (next reset date 12/12/11) (Ê)	45,000	0.327	01/12/12	45,000
UBS AG	200,000	0.380	12/28/11	200,000

Prime Money Market Fund	7

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Date
	Amount ($)	Rate	of	Value
	or Shares	%	Maturity	$
UBS AG	100,000	0.440	01/11/12	100,000
UBS AG (Ê)	135,000	0.523	02/06/12	135,000

Total Certificate of Deposit (amortized cost $4,404,000)				4,404,000

Financial Company Commercial Paper - 5.0%
DnB Bank ASA (Ê)(λ)	67,000	0.420	01/19/12	67,000
General Electric Capital Corp.	121,000	0.250	12/07/11	120,995
General Electric Co.	97,000	0.130	12/19/11	96,994
Nationwide Building Society	100,000	0.390	12/12/11	99,988
Nordea Bank AB	100,000	0.340	01/12/12	99,960

Total Financial Company Commercial Paper (amortized cost $484,937)				484,937

Other Note - 6.3%
Commonwealth Bank of Australia (next reset date 01/27/12) (Ê)(λ)	49,000	0.572	11/27/12	49,000
Nordea Bank AB (next reset date 02/21/12) (Ê)(λ)	165,000	0.571	11/16/12	165,000
Rabobank Nederland NV (next reset date 02/16/12) (Ê)(λ)	107,000	0.600	12/14/12	107,000
Svenska Handelsbanken AB (next reset date 02/09/12) (Ê)(λ)	35,000	0.611	05/08/12	35,000
Svenska Handelsbanken AB (next reset date 02/17/12) (Ê)(λ)	200,000	0.515	05/16/12	200,000
Westpac Banking Corp. (next reset date 01/30/12) (Ê)	55,000	0.574	11/28/12	55,000

Total Other Note (amortized cost $611,000)				611,000

Total Investments - 62.2% (amortized cost $6,024,720)				6,024,720

Repurchase Agreements - 37.8%
Government Agency Repurchase Agreement - 34.7%
Agreement with Barclays Capital and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated November 25, 2011, at 0.120% to be repurchased at $50,001 on December 2, 2011, collateralized by: $50,698 par various United States Government Agency Obligations valued at $51,001				50,000
Agreement with Barclays Capital and The Bank of New York Mellon Corp. (Tri-Party) of $650,000 dated November 30, 2011, at 0.120% to be repurchased at $650,002 on December 1, 2011, collateralized by: $637,324 par various United States Government Agency Obligations valued at $663,002				650,000
Agreement with Citigroup Bank and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.150% to be repurchased at $400,002 on December 1, 2011, collateralized by: $459,915 par various United States Government Agency Obligations valued at $408,000				400,000
Agreement with Deutsche Bank and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.140% to be repurchased at $400,002 on December 1, 2011, collateralized by: $421,030 par various United States Government Agency Obligations valued at $408,000				400,000

8	Prime Money Market Fund

SSgA
Prime Money Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Value
$
Agreement with Goldman Sachs and The Bank of New York Mellon Corp. (Tri-Party) of $75,000 dated November 29, 2011, at 0.130% to be repurchased at $75,002 on December 6, 2011, collateralized by: $131,421 par vaious United States Government Agency Obligations valued at $76,500	75,000
Agreement with Merrill Lynch Pierce Fenner Smith and The Bank of New York Mellon Corp. (Tri-Party) of $932,000 dated November 30, 2011, at 0.140% to be repurchased at $932,004 on December 1, 2011, collateralized by: $1,416,583 par various United States Government Agency Obligations valued at $950,640	932,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.150% to be repurchased at $400,002 on December 1, 2011, collateralized by: $492,500 par various United States Government Agency Obligations valued at $408,000	400,000
Agreement with RBC Capital Markets and The Bank of New York Mellon Corp. (Tri-Party) of $400,000 dated November 30, 2011, at 0.140% to be repurchased at $400,002 on December 1, 2011, collateralized by: $465,018 par vaious United States Government Agency Obligations valued at $408,000	400,000
Agreement with UBS Warburg and The Bank of New York Mellon Corp. (Tri-Party) of $50,000 dated November 30, 2011, at 0.140% to be repurchased at $50,000 on December 1, 2011, collateralized by: $51,750 par vaious United States Government Agency Obligations valued at $51,000	50,000

Total Government Agency Repurchase Agreement (identified cost $3,357,000)	3,357,000

Other Repurchase Agreement - 3.1%
Agreement with Credit Suisse First Boston and The Bank of New York Mellon Corp. (Tri-Party) of $300,000 dated November 30, 2011, at 0.230% to be repurchased at $300,002 on December 1, 2011, collateralized by various Equities, valued at $324,011	300,000

Total Other Repurchase Agreement (identified cost $300,000)	300,000

Total Repurchase Agreements (identified cost $3,657,000)	3,657,000

Total Investments and Repurchase Agreements - 100.0%* (cost $9,681,720) (†)	9,681,720

Other Assets and Liabilities, Net - 0.0%	86

Net Assets - 100.0%	9,681,806

Prime Money Market Fund	9

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — November 30, 2011 (Unaudited)

Footnotes

(E)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(†)	The identified cost for Federal income tax purposes.
(λ)	Restricted security (144A, 4(2)). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
*	Unless otherwise indicated, the value of securities of the Fund are determined based on level 2 inputs. (Note 2)

10	Notes to Schedules of Investments

SSgA
Institutional Money Market Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	11

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAY that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gain are recorded as a reduction on cost of investments and/or as a realized gain.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Advisor”), a wholly-owned subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

12	Notes to Financial Statements

SSgA
Institutional Money Market Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

3.	Related Party Transactions, Fees and Expenses

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of November 30, 2011, $33,927,437 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates its value as recorded in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements	13

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

14	Shareholder Requests for Additional Information

FIXED INCOME FUNDS
Bond Market Fund
Intermediate Fund
High Yield Bond Fund

Quarterly Report
November 30, 2011

SSgA Funds
Fixed Income Funds
Quarterly Report
November 30, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Bond Market Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 88.5%

Asset-Backed Securities - 0.3%
Chase Issuance Trust
Series 2007-A17 Class A
5.120% due 10/15/14	100	104

Corporate Bonds and Notes - 15.9%
Alabama Power Co.
5.700% due 02/15/33	50	61
Altria Group, Inc.
9.950% due 11/10/38	75	105
Amgen, Inc.
4.950% due 10/01/41	125	116
Baxter International, Inc.
1.800% due 03/15/13	125	127
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
4.950% due 09/15/41	110	116
CenturyLink, Inc.
6.450% due 06/15/21	125	121
Cigna Corp.
4.000% due 02/15/22	250	241
Citigroup, Inc.
4.750% due 05/19/15	225	226
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	75	82
Comcast Corp.
6.400% due 03/01/40	150	173
CSX Corp.
4.750% due 05/30/42	40	39
Daimler Finance NA LLC
8.500% due 01/18/31	125	168
Digital Realty Trust, LP
4.500% due 07/15/15	175	178
Discover Bank
Series BKNT
8.700% due 11/18/19	250	279
eBay, Inc.
0.875% due 10/15/13	165	166
Ford Motor Credit Co. LLC
3.875% due 01/15/15	250	245
General Electric Co.
5.000% due 02/01/13	100	104
Georgia-Pacific LLC
5.400% due 11/01/20 (λ)	125	134
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21	75	69
Hess Corp.
7.300% due 08/15/31	25	31
Hewlett-Packard Co.
1.250% due 09/13/13	25	25
1.550% due 05/30/14	25	25
HSBC Bank USA NA NY
Series BKNT
5.625% due 08/15/35	75	68
JPMorgan Chase & Co.
5.600% due 07/15/41	175	184
Kraft Foods, Inc.
5.250% due 10/01/13	125	133
Lubrizol Corp.
6.500% due 10/01/34	25	33
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	278
Merrill Lynch & Co., Inc.
6.875% due 04/25/18	100	95
Morgan Stanley
3.800% due 04/29/16	125	110
News America, Inc.
Series WI
6.150% due 02/15/41	125	134
Oglethorpe Power Corp.
5.250% due 09/01/50	100	113
Philip Morris International, Inc.
4.875% due 05/16/13	125	132
Plum Creek Timberlands, LP
5.875% due 11/15/15	50	55
PPG Industries, Inc.
5.500% due 11/15/40	125	142
Procter & Gamble - Esop
Series A
9.360% due 01/01/21	20	26
Southern Power Co.
5.150% due 09/15/41	150	153
Spectra Energy Capital LLC
5.650% due 03/01/20	125	137
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	250	255
Verizon Communications, Inc.
3.500% due 11/01/21	250	249
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	125	131

		5,512

International Debt - 5.4%
America Movil SAB de CV
2.375% due 09/08/16	250	244
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	250

Bond Market Fund	3

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
BHP Billiton Finance USA, Ltd.
4.800% due 04/15/13	25	27
BP Capital Markets PLC
3.561% due 11/01/21	125	126
Brazilian Government International Bond
Series A
8.000% due 01/15/18	36	42
Canadian Pacific Railway Co.
9.450% due 08/01/21	40	56
Covidien International Finance SA
4.200% due 06/15/20	250	272
European Investment Bank
5.125% due 09/13/16	150	171
Mexico Government International Bond
6.375% due 01/16/13	25	26
QBE Capital Funding III, Ltd.
7.250% due 05/24/41 (λ)	250	220
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	122
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	95
Talisman Energy, Inc.
5.850% due 02/01/37	25	26
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	131
Vale Overseas, Ltd.
6.250% due 01/23/17	50	55

		1,863

Mortgage-Backed Securities - 39.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-2 Class A4
5.061% due 03/11/41	250	262
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	290	295
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class AAB
6.011% due 06/15/38	216	229
Fannie Mae
6.000% due 2013	56	60
5.500% due 2014	2	2
6.500% due 2014	74	77
7.500% due 2015	10	11
6.500% due 2016	13	14
5.000% due 2018	262	283
5.500% due 2018	120	130
5.500% due 2019	55	60
4.500% due 2022	327	349
4.500% due 2023	4	5
8.000% due 2023	—	— ±
4.000% due 2025	474	502
9.000% due 2025	178	209
9.000% due 2026	1	2
7.500% due 2027	37	43
6.000% due 2028	7	8
6.000% due 2029	2	2
7.000% due 2029	3	3
6.000% due 2030	3	3
7.500% due 2030	1	2
4.500% due 2033	417	443
6.000% due 2033	124	138
5.500% due 2034	524	572
2.340% due 2036 (Ê)	640	674
6.000% due 2038	396	434
4.500% due 2039	676	716
4.000% due 2040	594	620
4.500% due 2040	954	1,009
30 Year TBA (Ï)
5.000%	375	403
Freddie Mac
6.000% due 2016	30	32
7.000% due 2016	48	52
4.500% due 2019	175	185
4.500% due 2023	57	60
8.500% due 2025	1	1
7.000% due 2030	1	2
6.000% due 2033	52	57
5.000% due 2035	1,083	1,160
5.500% due 2038	830	904
4.500% due 2039	188	198
Ginnie Mae I
10.000% due 2013	1	1
7.500% due 2022	—	— ±
7.000% due 2023	44	51
7.500% due 2023	1	1
6.500% due 2024	1	2
7.500% due 2024	28	32
8.500% due 2025	5	6
7.500% due 2027	1	1
6.500% due 2028	8	9
7.000% due 2028	10	12
7.500% due 2028	13	15
8.500% due 2028	10	11
7.500% due 2029	1	1
8.000% due 2029	6	6
7.500% due 2030	12	15
8.000% due 2030	35	40
6.500% due 2032	54	62

4	Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
7.000% due 2032	81	94
7.500% due 2032	6	7
5.000% due 2033	157	174
5.500% due 2038	185	207
6.000% due 2038	243	273
4.500% due 2039	578	630
5.000% due 2039	367	404
4.000% due 2040	239	256
4.500% due 2041	300	326
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.444% due 03/10/39	300	317
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4
5.560% due 11/10/39	200	215
Morgan Stanley Capital I
Series 2005-T19 Class AAB
4.852% due 06/12/47	145	149

		13,528

United States Government Agencies - 2.9%
Federal Home Loan Bank
Series 467
5.250% due 06/18/14	200	223
Federal Home Loan Bank Discount Notes
4.750% due 09/11/15	150	171
Federal National Mortgage Association
1.250% due 09/28/16	425	422
Freddie Mac MAC
6.750% due 03/15/31	125	184

		1,000

United States Government Treasuries - 24.9%
United States Treasury Notes
0.500% due 11/30/12	250	251
0.500% due 10/15/14	52	52
1.000% due 09/30/16	1,900	1,909
1.000% due 10/31/16	959	962
0.875% due 11/30/16	140	140
2.000% due 11/15/21	3,305	3,284
5.250% due 11/15/28	515	694
4.375% due 05/15/40	47	59
4.375% due 05/15/41	1,012	1,277

		8,628

Total Long-Term Investments (cost $29,430)		30,635

Short-Term Investments - 12.3%
Federal National Mortgage Association Discount Notes
Zero coupon due 12/01/11 (ç)	300	300
General Electric Capital Corp.
2.200% due 06/08/12	225	228
SSgA Prime Money Market Fund	1,954,316	1,954
United States Treasury Notes
1.750% due 08/15/12	1,750	1,770

Total Short-Term Investments (cost $4,250)		4,252

Total Investments - 100.8% (identified cost $33,680)		34,887

Other Assets and Liabilities, Net - (0.8%)		(268)

Net Assets - 100.0%		34,619

Amounts in thousands (except contract amounts)
						Unrealized Appreciation
	Number of			Expiration		(Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
United States Treasury 2 Year Notes Futures	15	USD	3,307	03	/12	(1)
United States Treasury 5 Year Notes Futures	15	USD	1,840	03	/12	(2)

Short Positions
United States Treasury 10 Year Notes Futures	20	USD	2,587	03	/12	12

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						9

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	5

SSgA
Bond Market Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$104	$—	$104
Corporate Bonds and Notes	—	5,512	—	5,512
International Debt	—	1,863	—	1,863
Mortgage-Backed Securities	—	13,528	—	13,528
United States Government Agencies	—	1,000	—	1,000
United States Government Treasuries	—	8,628	—	8,628
Short-Term Investments	1,954	2,298	—	4,252

Total Investments	1,954	32,933	—	34,887

Other Financial Instruments
Futures Contracts	9	—	—	9

Total Other Financial Instruments**	$9	$—	$—	$9

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

6	Bond Market Fund

SSgA
Intermediate Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 86.5%

Corporate Bonds and Notes - 17.4%
Altria Group, Inc.
9.250% due 08/06/19	125	161
Aristotle Holding, Inc.
4.750% due 11/15/21 (λ)	125	126
AT&T, Inc.
3.875% due 08/15/21	80	81
Bank of America Corp.
6.500% due 08/01/16	175	169
Baxter International, Inc.
1.800% due 03/15/13	125	127
Broadcom Corp.
1.500% due 11/01/13	250	253
Burlington Northern Santa Fe LLC
5.650% due 05/01/17	50	57
3.450% due 09/15/21	250	253
CenturyLink, Inc.
6.450% due 06/15/21	250	241
Cigna Corp.
4.000% due 02/15/22	250	241
Cisco Systems, Inc.
5.500% due 02/22/16	100	116
Citigroup, Inc.
4.750% due 05/19/15	250	251
Comcast Corp.
6.500% due 01/15/15	50	56
4.950% due 06/15/16	25	28
Cooper US, Inc.
2.375% due 01/15/16	125	127
Digital Realty Trust, LP
4.500% due 07/15/15	175	178
Discover Bank
Series BKNT
8.700% due 11/18/19	250	279
Dover Corp.
4.875% due 10/15/15	25	28
eBay, Inc.
0.875% due 10/15/13	165	166
Ford Motor Credit Co. LLC
3.875% due 01/15/15	250	245
Genentech, Inc.
4.750% due 07/15/15	50	56
Genworth Financial, Inc.
4.950% due 10/01/15	50	48
Georgia-Pacific LLC
5.400% due 11/01/20 (λ)	125	134
Goldman Sachs Group, Inc. (The)
5.625% due 01/15/17	50	49
5.250% due 07/27/21	100	92
Hershey Co. (The)
4.850% due 08/15/15	50	56
Hewlett-Packard Co.
1.250% due 09/13/13	125	125
1.550% due 05/30/14	25	25
HSBC Finance Corp.
6.676% due 01/15/21	111	110
JPMorgan Chase & Co.
3.150% due 07/05/16	250	246
Kraft Foods, Inc.
5.250% due 10/01/13	125	133
Macy’s Retail Holdings, Inc.
5.900% due 12/01/16	250	278
MetLife, Inc.
6.750% due 06/01/16	100	114
Midamerican Energy Holdings Co.
5.750% due 04/01/18	125	144
Morgan Stanley
3.800% due 04/29/16	175	154
National Fuel Gas Co.
5.250% due 03/01/13	20	21
News America, Inc.
Series WI
4.500% due 02/15/21	150	151
Philip Morris International, Inc.
4.875% due 05/16/13	125	132
Plains All American Pipeline, LP/PAA Finance Corp.
3.950% due 09/15/15	125	132
PSEG Power LLC
5.500% due 12/01/15	50	55
Public Service Electric & Gas Co.
5.000% due 08/15/14	50	55
Southern Copper Corp.
5.375% due 04/16/20	180	184
Thermo Fisher Scientific, Inc.
3.600% due 08/15/21	200	204
Verizon Communications, Inc.
3.500% due 11/01/21	250	249
Virginia Electric and Power Co.
Series A
4.750% due 03/01/13	175	183
Wal-Mart Stores, Inc.
4.250% due 04/15/21	125	141
Wells Fargo & Co.
4.375% due 01/31/13	125	129
Wisconsin Electric Power Co.
2.950% due 09/15/21	125	125
Xerox Corp.
4.500% due 05/15/21	185	184

		6,892

Intermediate Fund	7

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

International Debt - 6.5%
America Movil SAB de CV
2.375% due 09/08/16	200	195
Anglo American Capital PLC
2.150% due 09/27/13 (λ)	250	250
BHP Billiton Finance USA, Ltd.
8.500% due 12/01/12	26	28
BP Capital Markets PLC
3.561% due 11/01/21	125	126
Brazilian Government International Bond
Series A
8.000% due 01/15/18	72	84
Covidien International Finance SA
4.200% due 06/15/20	125	136
Deutsche Telekom International Finance BV
5.250% due 07/22/13	75	79
European Investment Bank
4.250% due 07/15/13	225	236
HSBC Holdings PLC
5.250% due 12/12/12	125	128
Hydro Quebec
Series IF
8.000% due 02/01/13	85	92
Landesbank Baden-Wuerttemberg NY
5.050% due 12/30/15	200	220
Mexico Government International Bond
Series MTNA
5.875% due 01/15/14	100	109
Petrobras International Finance Co. - Pifco
6.125% due 10/06/16	25	28
QBE Capital Funding III, Ltd.
7.250% due 05/24/41 (λ)	250	220
Republic of Italy
5.250% due 09/20/16	125	111
Royal Bank of Scotland PLC (The)
3.250% due 01/11/14	125	122
Santander US Debt SA Unipersonal
2.991% due 10/07/13 (λ)	100	95
Telefonica Emisiones SAU
6.421% due 06/20/16	65	66
TransCanada PipeLines, Ltd.
4.000% due 06/15/13	125	131
Tyco International Finance SA
6.000% due 11/15/13	25	27
Vale Overseas, Ltd.
6.250% due 01/23/17	75	83

		2,566

United States Government Agencies - 4.7%
Federal National Mortgage Association
0.750% due 12/19/14	500	499
1.250% due 09/28/16	350	348
1.375% due 11/15/16	500	500
Freddie Mac
0.750% due 11/25/14	500	500

		1,847

United States Government Treasuries - 57.9%
United States Treasury Notes
0.625% due 02/28/13	575	578
0.750% due 03/31/13	1,185	1,194
1.750% due 04/15/13	1,875	1,915
0.375% due 06/30/13	175	175
3.375% due 07/31/13	1,250	1,315
1.750% due 01/31/14	800	825
1.875% due 02/28/14	1,575	1,631
0.250% due 09/15/14	107	107
0.500% due 10/15/14	52	52
2.625% due 12/31/14	250	267
2.000% due 01/31/16	3,000	3,159
3.000% due 08/31/16	405	445
1.000% due 09/30/16	5,465	5,489
1.000% due 10/31/16	1,242	1,246
2.000% due 11/15/21	4,507	4,479

		22,877

Total Long-Term Investments (cost $33,628)		34,182

Short-Term Investments - 13.1%
Bank of America Corp.
2.100% due 04/30/12	175	176
Credit Suisse NY
3.450% due 07/02/12	125	127
Federal National Mortgage Association Discount Notes
Zero coupon due 12/01/11 (ç)	250	250
General Electric Capital Corp.
2.200% due 06/08/12	175	177
SSgA Prime Money Market Fund	2,182,735	2,183
United States Treasury Bills
Zero coupon due 05/31/12	1,000	1,000
United States Treasury Notes
0.625% due 07/31/12	200	201
1.750% due 08/15/12	225	227
1.375% due 09/15/12	500	505

8	Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Wells Fargo & Co.
3.000% due 12/09/11	350	350

Total Short-Term Investments (cost $5,191)		5,196

Total Investments - 99.6% (identified cost $38,819)		39,378

Other Assets and Liabilities, Net - 0.4%		158

Net Assets - 100.0%		39,536

Amounts in thousands (except contract amounts)
						Unrealized Appreciation
	Number of			Expiration		(Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
United States Treasury 2 Year Notes Futures	19	USD	4,189	03	/12	(1)
United States Treasury 10 Year Notes Futures	17	USD	2,085	03	/12	(3)

Short Positions
United States Treasury 10 Year Notes Futures	16	USD	2,069	03	/12	10

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						6

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$6,892	$—	$6,892
International Debt	—	2,566	—	2,566
United States Government Agencies	—	1,847	—	1,847
United States Government Treasuries	—	22,877	—	22,877
Short-Term Investments	2,183	3,013	—	5,196

Total Investments	2,183	37,195	—	39,378

Other Financial Instruments
Futures Contracts	6	—	—	6

Total Other Financial Instruments**	$6	$—	$—	$6

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	9

SSgA
High Yield Bond Fund
Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Long-Term Investments - 92.8%

Corporate Bonds and Notes - 82.8%
AbitibiBowater, Inc.
10.250% due 10/15/18 (λ)	362	394
ACE Cash Express, Inc.
11.000% due 02/01/19 (λ)	300	273
Advanced Micro Devices, Inc.
7.750% due 08/01/20	625	628
AES Corp. (The)
9.750% due 04/15/16	525	593
Allison Transmission, Inc.
7.125% due 05/15/19 (λ)	350	330
Ally Financial, Inc.
Series *
8.000% due 11/01/31	50	47
Series 8
6.750% due 12/01/14	525	515
Altra Holdings, Inc.
8.125% due 12/01/16	200	208
AMC Entertainment, Inc.
9.750% due 12/01/20	500	455
American Axle & Manufacturing, Inc.
7.750% due 11/15/19	500	479
American Casino & Entertainment Properties LLC
11.000% due 06/15/14	380	380
AMERIGROUP Corp.
7.500% due 11/15/19	475	487
ARAMARK Holdings Corp.
8.625% due 05/01/16 (λ)	525	533
Arch Coal, Inc.
7.000% due 06/15/19 (λ)	760	741
Avaya, Inc.
7.000% due 04/01/19 (λ)	215	192
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625% due 03/15/18	388	391
BE Aerospace, Inc.
6.875% due 10/01/20	465	498
Beazer Homes USA, Inc.
8.125% due 06/15/16	200	143
Berry Plastics Corp.
9.500% due 05/15/18	450	430
Biomet, Inc.
11.625% due 10/15/17	225	241
Building Materials Corp. of America
6.750% due 05/01/21 (λ)	250	249
Burlington Coat Factory Warehouse Corp.
10.000% due 02/15/19 (λ)	500	481
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/17	250	260
10.000% due 12/15/18	225	144
Calpine Corp.
7.500% due 02/15/21 (λ)	650	663
Capella Healthcare, Inc.
9.250% due 07/01/17	200	198
Case New Holland, Inc.
7.875% due 12/01/17	400	438
CCO Holdingss LLC / CCO Holdings Capital Corp.
7.375% due 06/01/20	900	900
CDW LLC / CDW Finance Corp.
8.250% due 12/15/18 (λ)	500	510
Celanese US Holdings LLC
5.875% due 06/15/21	600	610
Chaparral Energy, Inc.
9.875% due 10/01/20	250	268
8.250% due 09/01/21	125	123
Chesapeake Energy Corp.
6.500% due 08/15/17	350	366
6.125% due 02/15/21	250	250
Chesapeake Midstream Partners, LP / CHKM Finance Corp.
5.875% due 04/15/21 (λ)	400	388
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.
6.625% due 11/15/19 (λ)	625	616
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250% due 06/15/21 (λ)	525	441
Cincinnati Bell, Inc.
8.750% due 03/15/18	350	312
CIT Group, Inc.
7.000% due 05/01/17	1,500	1,485
7.000% due 05/02/17 (λ)	375	369
CityCenter Holdings LLC / CityCenter Finance Corp.
7.625% due 01/15/16 (λ)	225	223
Clear Channel Communications, Inc.
5.500% due 09/15/14	250	169
Cleaver-Brooks, Inc.
12.250% due 05/01/16 (λ)	200	200
CNH Capital LLC
6.250% due 11/01/16 (λ)	650	648
CommScope, Inc.
8.250% due 01/15/19 (λ)	415	400
Concho Resources, Inc.
7.000% due 01/15/21	100	104

10	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Consol Energy, Inc.
6.375% due 03/01/21 (λ)	425	419
Cott Beverages, Inc.
8.125% due 09/01/18	250	267
Cricket Communications, Inc.
7.750% due 10/15/20	350	275
CSC Holdings LLC
7.625% due 07/15/18	450	486
6.750% due 11/15/21 (λ)	450	452
DAE Aviation Holdings, Inc.
11.250% due 08/01/15 (λ)	200	208
Delphi Corp.
6.125% due 05/15/21 (λ)	600	605
Delta Air Lines 2007-1 Class C Pass Through Trust
Series 071C
8.954% due 08/10/14	246	241
Delta Air Lines, Inc.
12.250% due 03/15/15 (λ)	125	133
Deluxe Corp.
7.000% due 03/15/19 (λ)	300	297
DineEquity, Inc.
9.500% due 10/30/18	200	207
DISH DBS Corp.
6.750% due 06/01/21	1,000	975
Dynacast International LLC/Dynacast Finance, Inc.
9.250% due 07/15/19 (λ)	375	350
Edison Mission Energy
7.000% due 05/15/17	200	125
EH Holding Corp.
7.625% due 06/15/21 (λ)	575	565
El Paso Corp.
7.250% due 06/01/18	650	705
Elizabeth Arden, Inc.
7.375% due 03/15/21	350	365
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/19 (λ)	250	256
Energy Future Holdings Corp.
10.000% due 01/15/20	440	451
Energy XXI Gulf Coast, Inc.
9.250% due 12/15/17	300	307
EnergySolutions, Inc. / EnergySolutions LLC
10.750% due 08/15/18	375	354
Equinix, Inc.
7.000% due 07/15/21	500	516
Fidelity National Information Services, Inc.
7.875% due 07/15/20	300	318
FireKeepers Development Authority
13.875% due 05/01/15 (λ)	425	480
First Data Corp.
9.875% due 09/24/15	442	401
7.375% due 06/15/19 (λ)	375	353
12.625% due 01/15/21 (λ)	113	93
Ford Motor Credit Co. LLC
3.875% due 01/15/15	925	907
6.625% due 08/15/17	400	429
5.750% due 02/01/21	525	536
Freescale Semiconductor, Inc.
9.250% due 04/15/18 (λ)	350	365
Fresenius Medical Care US Finance, Inc.
Series 144a
6.500% due 09/15/18 (λ)	325	337
Frontier Communications Corp.
8.750% due 04/15/22	450	421
General Motors Financial Co., Inc.
6.750% due 06/01/18 (λ)	275	274
GenOn Americas Generation LLC
8.500% due 10/01/21	200	184
Genworth Financial, Inc.
6.150% due 11/15/66	400	223
Georgia Gulf Corp.
9.000% due 01/15/17 (λ)	325	336
Goodyear Tire & Rubber Co. (The)
10.500% due 05/15/16	153	168
Grifols, Inc.
8.250% due 02/01/18 (λ)	220	227
GWR Operating Partnership LLP
10.875% due 04/01/17	200	214
GXS Worldwide, Inc.
9.750% due 06/15/15	275	254
HCA, Inc.
8.500% due 04/15/19	1,250	1,350
Hertz Corp. (The)
6.750% due 04/15/19	575	558
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875% due 02/01/18	350	316
Huntington Ingalls Industries, Inc.
6.875% due 03/15/18 (λ)	400	392
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
8.000% due 01/15/18	300	306
ILFC E-Capital Trust II
6.250% due 12/21/65 (λ)	350	230
International Lease Finance Corp.
6.250% due 05/15/19	275	244
8.250% due 12/15/20	850	846

High Yield Bond Fund	11

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
iPayment, Inc.
10.250% due 05/15/18 (λ)	325	299
Jabil Circuit, Inc.
8.250% due 03/15/18	625	709
Jaguar Holding Co. II / Jaguar Merger Sub, Inc.
9.500% due 12/01/19 (λ)	625	628
Kennedy-Wilson, Inc.
8.750% due 04/01/19 (λ)	325	314
Kinder Morgan Finance Co. LLC
6.000% due 01/15/18 (λ)	500	510
Landry’s Restaurants, Inc.
11.625% due 12/01/15	250	261
Level 3 Communications, Inc.
Series WI
11.875% due 02/01/19	200	207
Libbey Glass, Inc.
10.000% due 02/15/15	270	288
Liberty Mutual Group, Inc.
10.750% due 06/15/58 (λ)	425	512
Limited Brands, Inc.
6.625% due 04/01/21	325	339
LIN Television Corp.
8.375% due 04/15/18	200	202
Linn Energy LLC/Linn Energy Finance Corp.
6.500% due 05/15/19 (λ)	760	722
Lyondell Chemical Co.
8.000% due 11/01/17	96	104
11.000% due 05/01/18	150	161
MacDermid, Inc.
9.500% due 04/15/17 (λ)	400	382
Manitowoc Co., Inc. (The)
8.500% due 11/01/20	270	275
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp.
6.250% due 06/15/22	625	633
McClatchy Co. (The)
11.500% due 02/15/17	150	139
MEMC Electronic Materials, Inc.
7.750% due 04/01/19	375	294
MetroPCS Wireless, Inc.
6.625% due 11/15/20	550	480
MGM Resorts International
6.750% due 04/01/13	150	149
6.875% due 04/01/16	250	228
9.000% due 03/15/20	200	218
Michael Foods, Inc.
9.750% due 07/15/18	500	515
Michaels Stores, Inc.
11.375% due 11/01/16	125	131
7.750% due 11/01/18	175	171
Momentive Performance Materials, Inc.
11.500% due 12/01/16	275	197
Multiplan, Inc.
9.875% due 09/01/18 (λ)	200	199
Mylan, Inc.
7.625% due 07/15/17 (λ)	300	319
Navistar International Corp.
8.250% due 11/01/21	252	263
Neiman Marcus Group, Inc. (The)
10.375% due 10/15/15	250	259
Newfield Exploration Co.
5.750% due 01/30/22	650	685
NRG Energy, Inc.
7.875% due 05/15/21 (λ)	450	427
Nuveen Investments, Inc.
5.500% due 09/15/15	375	314
Oasis Petroleum, Inc.
6.500% due 11/01/21	625	608
Peabody Energy Corp.
6.000% due 11/15/18 (λ)	275	275
Petco Animal Supplies, Inc.
9.250% due 12/01/18 (λ)	300	317
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625% due 04/01/17	150	155
Pittsburgh Glass Works LLC
8.500% due 04/15/16 (λ)	375	363
Plains Exploration & Production Co.
6.625% due 05/01/21	505	510
6.750% due 02/01/22	300	306
Provident Funding Associates, LP/PFG Finance Corp.
10.250% due 04/15/17 (λ)	250	237
Regal Entertainment Group
9.125% due 08/15/18	375	392
Regions Bank
6.450% due 06/26/37	200	164
Revlon Consumer Products Corp.
9.750% due 11/15/15	200	213
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875% due 08/15/19 (λ)	150	151
9.875% due 08/15/19 (λ)	350	320
6.875% due 02/15/21 (λ)	340	325
Rite Aid Corp.
9.500% due 06/15/17	300	263

12	High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
RR Donnelley & Sons Co.
7.250% due 05/15/18	50	47
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000% due 07/15/17 (λ)	250	273
Salem Communications Corp.
9.625% due 12/15/16	180	188
ServiceMaster Co. (The)
10.750% due 07/15/15 (λ)	600	612
SM Energy Co.
6.625% due 02/15/19 (λ)	50	51
6.500% due 11/15/21 (λ)	200	200
Solutia, Inc.
8.750% due 11/01/17	350	378
Spectrum Brands Holdings, Inc.
9.500% due 06/15/18 (λ)	495	538
Sprint Nextel Corp.
9.000% due 11/15/18 (λ)	1,250	1,259
Standard Pacific Corp.
8.375% due 05/15/18	150	140
Sugarhouse HSP Gaming Prop Mezz, LP/Sugarhouse HSP Gaming Finance Corp.
8.625% due 04/15/16 (λ)	425	437
SunCoke Energy, Inc.
7.625% due 08/01/19 (λ)	100	98
SunGard Data Systems, Inc.
10.250% due 08/15/15	350	361
SUPERVALU, Inc.
8.000% due 05/01/16	525	526
Surgical Care Affiliates, Inc.
10.000% due 07/15/17 (λ)	275	264
Telcordia Technologies, Inc.
11.000% due 05/01/18 (λ)	350	436
Teleflex, Inc.
6.875% due 06/01/19	175	177
Tenet Healthcare Corp.
10.000% due 05/01/18	200	225
Tenneco, Inc.
7.750% due 08/15/18	250	254
Tesoro Corp.
9.750% due 06/01/19	200	223
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (λ)	125	104
Series A
10.250% due 11/01/15	425	157
Textron Financial Corp.
6.000% due 02/15/67 (λ)	350	252
Toys R Us Property Co. I LLC
10.750% due 07/15/17	210	226
TransDigm, Inc.
7.750% due 12/15/18	475	489
UCI International, Inc.
8.625% due 02/15/19	550	533
United Air Lines, Inc.
9.875% due 08/01/13 (λ)	160	164
United Rentals NA, Inc.
8.375% due 09/15/20	340	335
United Surgical Partners International, Inc.
9.250% due 05/01/17	300	299
Valeant Pharmaceuticals International
6.750% due 08/15/21 (λ)	225	209
Weyerhaeuser Co.
7.375% due 10/01/19	375	411
Whiting Petroleum Corp.
6.500% due 10/01/18	325	336
Windstream Corp.
7.500% due 06/01/22 (λ)	950	907
WPX Energy, Inc.
6.000% due 01/15/22 (λ)	950	933
Wyle Services Corp.
10.500% due 04/01/18 (λ)	200	193

		66,462

International Debt - 10.0%
Dematic SA
8.750% due 05/01/16 (λ)	660	640
FMG Resources August 2006 Pty, Ltd.
6.375% due 02/01/16 (λ)	250	235
8.250% due 11/01/19 (λ)	600	589
Harvest Operations Corp.
6.875% due 10/01/17 (λ)	600	600
ING Groep NV
5.775% due 12/29/49 (ƒ)	550	369
Intelsat Jackson Holdings SA
11.250% due 06/15/16	300	312
Intelsat Luxembourg SA
11.500% due 02/04/17	263	241
International Automotive Components Group SL
9.125% due 06/01/18 (λ)	275	261
Lafarge SA
6.500% due 07/15/16	400	406
LyondellBasell Industries NV
6.000% due 11/15/21 (λ)	700	714
Novelis, Inc.
8.375% due 12/15/17	250	260
OGX Petroleo e Gas Participacoes SA
8.500% due 06/01/18 (λ)	200	190

High Yield Bond Fund	13

SSgA
High Yield Bond Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Quadra FNX Mining, Ltd.
7.750% due 06/15/19 (λ)	625	611
Royal Bank of Scotland Group PLC
7.648% due 09/30/49 (ƒ)	325	215
Sappi Papier Holding GmbH
6.625% due 04/15/21 (λ)	450	387
Seagate HDD Cayman
7.000% due 11/01/21 (λ)	620	620
Seven Seas Cruises S de RL LLC
9.125% due 05/15/19 (λ)	225	230
Trinidad Drilling, Ltd.
7.875% due 01/15/19 (λ)	500	510
UPCB Finance V, Ltd.
7.250% due 11/15/21 (λ)	325	317
XL Group PLC
Series E
6.500% due 03/29/49 (ƒ)	400	310

		8,017

Total Long-Term Investments (cost $75,357)		74,479

Preferred Stocks 0.4% Consumer Discretionary - 0.4%
GMAC Capital Trust I	15,000	285

Total Preferred Stocks (cost $375)		285

Short-Term Investments 3.3%
SSgA Prime Money Market Fund	2,666,315	2,666

Total Short-Term Investments (cost $2,666)		2,666

Total Investments - 96.5% (identified cost $78,398)		77,430

Other Assets and Liabilities, Net - 3.5%		2,787

Net Assets - 100.0%		80,217

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$66,462	$—	$66,462
International Debt	—	8,017	—	8,017
Preferred Stocks	285	—	—	285
Short-Term Investments	2,666	—	—	2,666

Total Investments	2,951	74,479	—	77,430

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

14	High Yield Bond Fund

SSgA
Fixed Income Funds

Notes to Schedules of Investments — November 30, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ß)	Illiquid security.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
TRAINS - Targeted Return Index

Notes to Schedules of Investments	15

SSgA
Fixed Income Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the Bond Market Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

16	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAVof fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	17

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAY that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

At November 30, 2011, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Bond Market	Intermediate	High Yield
	Fund	Fund	Bond Fund
Cost of Investments for Tax Purposes	$33,747,329	$38,828,697	$78,654,628

Gross Tax Unrealized Appreciation	1,295,089	715,994	1,742,953
Gross Tax Unrealized Depreciation	(155,660)	(166,985)	(2,967,935)

Net Unrealized Appreciation (Depreciation)	$1,139,429	$549,009	$(1,224,982)

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent with a

18	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA’s) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Mortgage and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Notes to Financial Statements	19

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

The fair values of the Funds’ Derivative Instruments, categorized by risk exposure for the period ended November 30, 2011, were as follows:

	Bond Market Fund	Intermediate Bond Fund
	Interest Rate	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location

Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$9	$6

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

The High Yield Bond Fund had no derivative instruments as of November 30, 2011.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

20	Notes to Financial Statements

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2011, $6,803,366 of the Central Fund’s net assets represents investments by these Funds, and $27,169,072 represents the investments of other Investment Company Funds not presented herein.

4.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of November 30, 2011, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	21

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

22	Shareholder Requests for Additional Information

INTERNATIONAL EQUITY FUNDS
Emerging Markets Fund
International Stock Selection Fund

Quarterly Report
November 30, 2011

SSgA Funds
International Equity Funds
Quarterly Report
November 30, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 93.4%

Bermuda - 1.2%
Aquarius Platinum, Ltd.	586,545	1,588
COSCO Pacific, Ltd.	5,936,000	6,964
Credicorp, Ltd.	104,843	11,388
GOME Electrical Appliances Holding, Ltd. (Ñ)	13,834,000	3,588

		23,528

Brazil - 14.0%
Banco Bradesco SA - ADR (Ñ)	1,119,487	18,472
Banco do Brasil SA	1,082,805	14,490
BR Malls Participacoes SA	115,930	1,174
BR Properties SA	639,200	6,366
BRF - Brasil Foods SA (Æ)	744,125	14,526
Cia de Bebidas das Americas - ADR (Ñ)	837,662	28,799
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	265,589	14,666
Cia Paranaense de Energia - ADR (Æ)	179,475	3,616
Gafisa SA - ADR (Ñ)	862,600	5,193
PDG Realty SA Empreendimentos e Participacoes	1,490,032	5,537
Petroleo Brasileiro SA - ADR (Æ)	2,175,572	56,232
Redecard SA	1,188,800	20,051
Souza Cruz SA	326,800	4,146
Tele Norte Leste - ADR (Ñ)	516,715	4,888
Tim Participacoes SA	1,653,293	7,725
Ultrapar Participacoes SA	694,325	12,217
Vale SA Class B - ADR (Ñ)	2,826,977	65,727

		283,825

Cayman Islands - 2.8%
Anta Sports Products, Ltd. (Ñ)	2,721,000	3,089
China Mengniu Dairy Co., Ltd.	1,143,000	4,131
China Shanshui Cement Group, Ltd. (Ñ)	4,516,000	3,330
Dongyue Group (Ñ)	4,500,000	4,059
ENN Energy Holdings, Ltd.	1,532,000	5,526
Evergrande Real Estate Group, Ltd. (Ñ)	18,792,941	7,952
Intime Department Store Group Co., Ltd. (Ñ)	1,840,000	2,162
Kingboard Chemical Holdings, Ltd.	601,000	1,640
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	231,512	5,843
Tencent Holdings, Ltd.	842,200	16,450
Tingyi Cayman Islands Holding Corp. (Ñ)	764,000	2,460

		56,642

China - 8.9%
Agricultural Bank of China, Ltd. Class H (Ñ)	7,836,000	3,369
Bank of China, Ltd. Class H	49,402,100	16,166
China Construction Bank Corp. Class H (Ñ)	30,466,169	21,724
China Datang Corp. Renewable Power Co., Ltd. Class H (Æ)(Ñ)	14,397,000	3,152
China Life Insurance Co., Ltd. Class H	2,278,000	6,103
China Minsheng Banking Corp., Ltd. Class H (Ñ)	6,323,000	5,295
China National Building Material Co., Ltd. Class H (Ñ)	2,760,000	3,349
China Petroleum & Chemical Corp. Class H	18,605,000	19,580
China Telecom Corp., Ltd. Class H	13,382,000	8,205
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	4,460,000	6,698
Guangzhou R&F Properties Co., Ltd. (Ñ)	5,062,400	4,145
Industrial & Commercial Bank of China Class H (Ñ)	39,803,000	23,605
Inner Mongolia Yitai Coal Co. Class B	619,400	3,340
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,167,000	5,182
PetroChina Co., Ltd. Class H	11,102,000	14,411
PICC Property & Casualty Co., Ltd. Class H (Ñ)	6,886,000	9,367
Ping An Insurance Group Co. Class H	820,500	5,696
Shanghai Electric Group Co., Ltd. Class H (Ñ)	6,652,000	3,010
Weichai Power Co., Ltd. Class H (Ñ)	1,126,000	5,235
Yanzhou Coal Mining Co., Ltd. Class H	3,852,000	9,345
Zhaojin Mining Industry Co., Ltd.	1,320,800	2,338
Zhejiang Expressway Co., Ltd. Class H	3,592,000	2,222

		181,537

Cyprus - 0.3%
Globaltrans Investment PLC - GDR	398,405	6,055
Globaltrans Investment PLC - GDR	61,879	937

		6,992

Czech Republic - 1.6%
CEZ AS	517,082	20,331
Komercni Banka AS	47,323	7,821
Telefonica Czech Republic AS	190,521	3,971

		32,123

Egypt - 0.0%
Orascom Hotels & Development (Æ)	1	— ±

Emerging Markets Fund	3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Hong Kong - 4.5%
Agile Property Holdings, Ltd. (Ñ)	4,756,000	3,983
China Mobile, Ltd.	4,330,700	42,692
China Resources Power Holdings Co., Ltd.	1,782,000	3,618
CNOOC, Ltd.	11,835,500	22,828
Lenovo Group, Ltd.	10,620,000	7,611
Shanghai Industrial Holdings, Ltd.	1,224,000	3,303
Shimao Property Holdings, Ltd. (Ñ)	2,570,500	2,104
Soho China, Ltd. (Ñ)	7,800,000	5,339

		91,478

India - 1.9%
ACC, Ltd.	76,010	1,676
Ambuja Cements, Ltd.	491,545	1,406
Axis Bank, Ltd.	44,119	821
Bajaj Auto, Ltd.	44,972	1,460
Dr Reddy’s Laboratories, Ltd.	16,782	507
GAIL India, Ltd.	120,036	914
HDFC Bank, Ltd.	275,051	2,365
Hindustan Unilever, Ltd.	337,719	2,595
Housing Development Finance Corp.	194,211	2,425
ICICI Bank, Ltd.	76,339	1,070
IndusInd Bank, Ltd.	121,188	586
Infosys, Ltd.	85,515	4,354
ITC, Ltd.	691,200	2,688
Jaiprakash Associates, Ltd.	939,717	1,147
Kotak Mahindra Bank, Ltd.	103,498	938
LIC Housing Finance, Ltd.	217,432	948
Mahindra & Mahindra, Ltd.	102,047	1,431
Oil & Natural Gas Corp., Ltd.	281,942	1,457
Reliance Industries, Ltd.	284,958	4,325
Siemens, Ltd./India	11,310	151
State Bank of India	16,828	577
Sun Pharmaceutical Industries, Ltd.	142,735	1,459
Tata Consultancy Services, Ltd.	113,757	2,479
Tata Motors, Ltd.	146,725	504
Ultratech Cement, Ltd.	26,578	592

		38,875

Indonesia - 3.7%
Astra International Tbk PT	1,775,620	14,275
Bank Central Asia Tbk PT	11,697,000	10,372
Bank Mandiri Tbk PT	5,651,000	4,138
Bank Negara Indonesia Persero Tbk PT	5,620,500	2,434
Bank Rakyat Indonesia Persero Tbk PT	12,021,500	8,901
Bumi Resources Tbk PT	24,551,000	5,717
Charoen Pokphand Indonesia Tbk PT	16,165,500	4,254
Perusahaan Gas Negara PT	14,339,500	4,981
PT Gudang Garam TBK (Æ)	496,000	3,618
Semen Gresik Persero Tbk PT	1,559,000	1,638
Telekomunikasi Indonesia Tbk PT	8,436,500	6,926
United Tractors Tbk PT	2,556,500	6,794

		74,048

Malaysia - 0.7%
AirAsia BHD	695,000	836
Alliance Financial Group BHD	1,183,200	1,355
Berjaya Sports Toto BHD	530,600	700
DiGi.Com BHD - GDR	1,700,000	1,894
Genting BHD - ADR	310,700	1,091
Hong Leong Financial Group BHD	156,100	570
IOI Corp. BHD	619,000	995
Petronas Chemicals Group BHD	722,100	1,393
PLUS Expressways BHD	519,500	728
RHB Capital BHD	367,100	856
Sime Darby BHD	568,100	1,631
Telekom Malaysia BHD	946,400	1,304
Tenaga Nasional BHD	716,100	1,293

		14,646

Mexico - 3.8%
Alfa SAB de CV Class A (Ñ)	651,600	7,645
America Movil SAB de CV - ADR	1,209,161	28,802
Fomento Economico Mexicano SAB de CV - ADR	176,700	12,053
Grupo Financiero Banorte SAB de CV Class O (Ñ)	556,870	1,917
Grupo Mexico SAB de CV	3,944,368	10,660
Grupo Televisa SAB - ADR (Ñ)	120,233	2,496
Industrias Penoles SAB de CV	149,180	6,793
Mexichem SAB de CV (Ñ)	1,040,600	3,609
Wal-Mart de Mexico SAB de CV (Ñ)	781,600	2,115

		76,090

Nigeria - 0.1%
Guaranty Trust Bank PLC - GDR (λ)	229,606	1,003

Peru - 0.6%
Cia de Minas Buenaventura SA - ADR	294,233	11,519

Philippines - 1.4%
Aboitiz Power Corp.	3,467,900	2,338
Ayala Land, Inc.	2,995,900	1,096
Bank of the Philippine Islands	2,511,658	3,059
Energy Development Corp.	25,029,200	3,494
First Philippine Holdings Corp.	1,363,770	1,754
Metro Pacific Investments Corp.	15,852,870	1,260
Metropolitan Bank & Trust - ADR	1,960,078	3,032

4	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Philippine Long Distance Telephone Co. - ADR	58,131	3,209
SM Investments Corp.	443,272	5,348
SM Prime Holdings, Inc.	9,139,000	2,680
Universal Robina Corp.	1,251,430	1,452

		28,722

Poland - 2.6%
Bank Pekao SA	85,064	3,730
Grupa Lotos SA (Æ)	52,873	397
Jastrzebska Spolka Weglowa SA (Æ)	37,042	1,014
KGHM Polska Miedz SA	243,687	9,725
PGE SA	1,087,929	6,964
Polski Koncern Naftowy Orlen S.A. (Æ)	722,849	8,704
Powszechna Kasa Oszczednosci Bank Polski SA	769,318	7,731
Powszechny Zaklad Ubezpieczen SA	83,346	7,968
Tauron Polska Energia SA	1,312,405	2,130
Telekomunikacja Polska SA	851,074	4,699

		53,062

Russia - 9.6%
Federal Grid Co. Unified Energy System JSC Class T	386,644,938	4,355
Gazprom OAO - ADR (Æ)	4,928,455	57,100
Gazprom OAO - ADR	20,694	238
Lukoil OAO - ADR (Æ)	292,407	16,436
Lukoil OAO	218,694	12,276
NovaTek OAO - GDR	116,407	17,897
NovaTek OAO - GDR	36,623	5,581
Rosneft Oil Co. Class T	1,868,534	13,617
Rostelecom OJSC (Æ)	651,334	3,426
Sberbank of Russia	10,456,066	29,813
Severstal OAO	1,044,864	14,452
Sistema JSFC - GDR	356,400	7,176
Sistema JSFC - GDR	63,074	1,260
Tatneft - ADR	155,014	5,029
Tatneft - ADR	21,864	705
Uralkali OJSC - GDR	141,103	5,699

		195,060

South Africa - 6.3%
African Bank Investments, Ltd. (Ñ)	1,177,584	5,076
AngloGold Ashanti, Ltd.	32,934	1,574
ArcelorMittal South Africa, Ltd. Class H	339,509	2,584
Barloworld, Ltd. - ADR	247,531	2,215
Cipla Medpro South Africa, Ltd.	1,508,186	1,171
DRDGOLD, Ltd. (Ñ)	707,669	484
Exxaro Resources, Ltd.	165,508	3,688
FirstRand, Ltd.	1,293,156	3,208
Gold Fields, Ltd. - ADR	524,348	8,856
Growthpoint Properties, Ltd.	1,509,548	3,423
Impala Platinum Holdings, Ltd. (Ñ)	251,712	5,335
Investec, Ltd.	350,687	2,059
Kumba Iron Ore, Ltd. (Ñ)	124,017	7,822
Liberty Holdings, Ltd.	122,062	1,201
Life Healthcare Group Holdings, Ltd.	1,142,248	3,024
MTN Group, Ltd.	858,648	15,449
Murray & Roberts Holdings, Ltd. (Æ)	773,230	2,401
Naspers, Ltd. Class N	173,921	7,856
Nedbank Group, Ltd. (Ñ)	132,117	2,343
Remgro, Ltd.	168,385	2,539
Sanlam, Ltd.	1,132,172	4,198
Sasol, Ltd. - ADR	383,613	18,443
Shoprite Holdings, Ltd. - ADR	209,459	3,534
Standard Bank Group, Ltd.	501,745	6,118
Steinhoff International Holdings, Ltd. (Æ)(Ñ)	539,955	1,579
Telkom SA, Ltd.	936,166	3,355
Tiger Brands, Ltd.	135,689	4,106
Truworths International, Ltd.	374,286	3,668
Woolworths Holdings, Ltd.	272,493	1,359

		128,668

South Korea - 16.9%
CJ CheilJedang Corp. (Ñ)	16,734	4,269
Daelim Industrial Co., Ltd.	78,062	6,899
DGB Financial Group, Inc. (Æ)	179,290	2,142
Dongbu Insurance Co., Ltd.	184,640	8,591
Dongkuk Steel Mill Co., Ltd.	111,660	2,276
GS Holdings	96,719	5,217
Hana Financial Group, Inc.	303,525	11,108
Hanwha Corp.	153,480	4,986
Honam Petrochemical Corp.	19,474	5,681
Hyundai Department Store Co., Ltd. (Ñ)	39,528	5,798
Hyundai Glovis Co., Ltd.	18,520	3,703
Hyundai Heavy Industries Co., Ltd. (Ñ)	10,178	2,566
Hyundai Marine & Fire Insurance Co., Ltd.	121,290	3,639
Hyundai Mobis	71,860	19,890
Hyundai Motor Co.	155,828	30,207
Hyundai Steel Co.	53,432	4,726
Industrial Bank of Korea	893,840	11,933
KCC Corp.	11,170	2,370
KT Corp.	163,170	5,230
KT&G Corp.	262,020	17,670
LG Chem, Ltd.	38,367	11,392
LG Corp. Class H	157,664	8,916
LG Household & Health Care, Ltd. (Ñ)	12,386	5,828

Emerging Markets Fund	5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
POSCO	47,698	16,092
Samsung Electronics Co., Ltd.	102,658	93,200
Samsung Fire & Marine Insurance Co., Ltd.	49,386	9,736
Samsung Heavy Industries Co., Ltd.	250,090	7,018
Shinhan Financial Group Co., Ltd.	279,618	10,587
SK Holdings Co., Ltd.	95,496	12,304
SK Telecom Co., Ltd.	69,896	9,403

		343,377

Taiwan - 7.4%
Acer, Inc.	2,753,112	3,152
Advanced Semiconductor Engineering, Inc.	8,034,971	7,294
Asia Cement Corp.	2,318,805	2,565
Catcher Technology Co., Ltd.	487,000	2,378
China Steel Corp. Class H	4,522,365	4,423
Chinatrust Financial Holding Co., Ltd.	5,554,089	3,152
Chipbond Technology Corp.	3,107,000	3,111
Chunghwa Telecom Co., Ltd.	2,039,082	6,745
Compal Electronics, Inc.	3,086,000	2,830
Coretronic Corp.	2,095,000	1,548
Epistar Corp.	800,000	1,685
Far Eastern New Century Corp.	2,389,913	2,680
Farglory Land Development Co., Ltd.	986,000	1,732
Formosa Chemicals & Fibre Corp.	538,000	1,410
Formosa Plastics Corp.	4,022,420	10,813
Fubon Financial Holding Co., Ltd.	6,074,654	6,342
Highwealth Construction Corp.	1,295,000	1,958
Hon Hai Precision Industry Co., Ltd.	2,188,975	5,942
HTC Corp.	480,957	7,910
KGI Securities Co., Ltd.	5,092,000	2,028
Lite-On Technology Corp.	1,636,000	1,795
Mega Financial Holding Co., Ltd.	8,029,800	5,454
Pou Chen Corp. Class B	4,833,630	3,661
Quanta Computer, Inc.	1,283,000	2,579
Radiant Opto-Electronics Corp.	467,000	1,418
Silitech Technology Corp.	1,490,909	3,916
Taiwan Cooperative Bank	5,438,136	3,308
Taiwan Fertilizer Co., Ltd. Class H	658,000	1,571
Taiwan Mobile Co., Ltd. (Æ)	1,563,382	5,020
Taiwan Semiconductor Manufacturing Co., Ltd.	12,539,782	31,578
Tripod Technology Corp.	774,330	1,773
Unimicron Technology Corp.	3,554,000	3,911
Uni-President Enterprises Corp.	1,032,578	1,449
United Microelectronics Corp.	6,453,000	2,859
Wafer Works Corp.	1	— ±

		149,990

Thailand - 3.3%
Advanced Info Service PCL	2,601,167	11,881
Bangkok Bank PCL	1,457,700	6,939
Charoen Pokphand Foods PCL	7,429,200	7,980
Kasikornbank PCL Class R	1,305,300	5,072
PTT Global Chemical PCL (Æ)	2,352,167	4,943
PTT PCL	1,785,833	18,019
Siam Cement PCL	473,900	4,908
Siam Commercial Bank PCL	2,146,400	7,656

		67,398

Turkey - 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,365	418
Arcelik AS	93,386	316
BIM Birlesik Magazalar AS	18,592	528
Haci Omer Sabanci Holding AS	300,800	950
KOC Holding AS	96,180	333
Tupras Turkiye Petrol Rafinerileri AS	47,750	1,090
Turk Telekomunikasyon AS	266,995	1,100
Turk Traktor ve Ziraat Makineleri AS	16,690	286
Turkiye Garanti Bankasi AS	507,682	1,742
Turkiye Halk Bankasi AS	104,697	631
Turkiye Is Bankasi Class C	323,728	671
Turkiye Sise ve Cam Fabrikalari AS	140,910	239

		8,304

United Kingdom - 0.3%
British American Tobacco PLC	56,698	2,638
New World Resources PLC Class A	52,432	376
Ophir Energy PLC Class W (Æ)	562,002	2,397

		5,411

United States - 1.1%
Southern Copper Corp.	252,115	7,849
Vanguard MSCI Emerging Markets ETF	332,700	13,574

		21,423

Total Common Stocks (cost $1,435,133)		1,893,721

Preferred Stocks - 3.6%

Brazil - 2.4%
Banco do Estado do Rio Grande do Sul	655,379	6,991
Braskem SA	1,256,425	9,720
Investimentos Itau SA	693,811	4,048
Itau Unibanco Holding SA	924,900	16,316
Telefonica Brasil SA	419,964	11,333

		48,408

6	Emerging Markets Fund

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Russia - 0.3%
AK Transneft OAO	3,754	6,214

South Korea - 0.9%
Hyundai Motor Co.	82,865	5,150
Samsung Electronics Co., Ltd.	24,211	13,448

		18,598

Total Preferred Stocks (cost $41,725)		73,220

Certificates of Participation - 2.1%

Curacao - 1.5%
MSCI Daily Trust Net Emerging Markets India USD 2012 Warrants	82,018	31,431

United States - 0.6%
MSCI Daily Trust Net Emerging Markets India USD (λ) 2012 Warrants	27,928	10,879
Tata Motors, Ltd. (λ) 2012 Warrants	240,200	973

		11,852

Total Certificates of Participation (cost $57,909)		43,283

Short-Term Investments - 1.1%

United States - 1.1%
SSgA Prime Money Market Fund	23,323,350	23,323

Total Short-Term Investments (cost $23,323)		23,323

Other Securities - 4.7%
State Street Navigator Securities Prime Lending Portfolio (X)	95,199,231	95,199

Total Other Securities (cost $95,199)		95,199

Total Investments - 104.9% (identified cost $1,653,289)		2,128,746

Other Assets and Liabilities, Net - (4.9%)		(100,005)

Net Assets - 100.0%		2,028,741

Amounts in thousands (except contracts)
						Unrealized
						Appreciation
	Number of	Notional		Expiration		(Depreciation)
Futures Contracts	Contracts	Amount		Date		$

Long Positions
FTSE JSE Top 40 Index Futures	120	ZAR	35,453	12	/11	374
Hang Seng China Ent Index Ftrs	160	HKD	76,616	12	/11	85
MSCI Taiwan Index Futures	117	USD	2,883	12	/11	17

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						476

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
Foreign Currency Exchange Contracts

							Unrealized
							Appreciation
	Amount		Amount		Settlement		(Depreciation)
Counterparty	Sold		Bought		Date		$
Citibank	USD	2,931	TWD	88,566	12	/15/11	(10)
Credit Suisse First Boston	TRY	3,168	HKD	13,325	12	/01/11	(17)
Credit Suisse First Boston	TRY	307	MXN	2,310	12	/01/11	2
Goldman Sachs	TRY	1,530	HKD	6,510	12	/02/11	1
Goldman Sachs	TRY	320	MXN	2,370	12	/02/11	(1)
Societe Generale	USD	4,078	ZAR	32,903	12	/15/11	(31)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(56)

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	6.4	129,797
Consumer Staples	6.3	127,996
Energy	14.3	290,623
Financials	24.2	489,003
Health Care	0.3	6,162
Industrials	3.2	64,462
Information Technology	10.2	207,396
Materials	15.5	314,185
Telecommunication Services	9.2	186,857
Utilities	3.8	77,239
Preferred Stocks	3.6	73,220
Certificates of Participation	2.1	43,283
Short-Term Investments	1.1	23,324
Other Securities	4.7	95,199

Total Investments	104.9	2,128,746
Other Assets and Liabilities, Net	(4.9)	(100,005)

	100.0	2,028,741

See accompanying notes which are an integral part of the financial statements.

8	Emerging Markets Fund

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$11,388	$12,140	$—	$23,528
Brazil	283,825	—	—	283,825
Cayman Islands	5,843	50,799	—	56,642
China	—	181,537	—	181,537
Cyprus	937	6,055	—	6,992
Czech Republic	—	32,123	—	32,123
Egypt	—	—	—	—
Hong Kong	—	91,478	—	91,478
India	—	38,875	—	38,875
Indonesia	—	74,048	—	74,048
Malaysia	—	14,646	—	14,646
Mexico	76,090	—	—	76,090
Nigeria	1,003	—	—	1,003
Peru	11,519	—	—	11,519
Philippines	3,209	25,513	—	28,722
Poland	—	53,062	—	53,062
Russia	107,858	87,202	—	195,060
South Africa	—	128,668	—	128,668
South Korea	—	343,377	—	343,377
Taiwan	—	146,682	3,308	149,990
Thailand	—	67,398	—	67,398
Turkey	—	8,304	—	8,304
United Kingdom	—	5,411	—	5,411
United States	21,423	—	—	21,423
Preferred Stock	54,622	18,598	—	73,220
Certificates of Participation	—	43,283	—	43,283
Short-Term Investments	23,323	—	—	23,323
Other Securities	—	95,199	—	95,199

Total Investments	$601,040	$1,524,398	$3,308	$2,128,746

Other Financial Instruments
Futures Contracts	476	—	—	476
Foreign Currency Exchange Contracts	(15)	(41)	—	(56)

Total Other Financial Instruments**	$461	$(41)	$—	$420

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	9

SSgA
International Stock Selection Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.5%

Australia - 9.4%
Australia & New Zealand Banking Group, Ltd. - ADR	215,866	4,572
BHP Billiton, Ltd. - ADR (Ñ)	71,068	2,654
BlueScope Steel, Ltd. (Ñ)	3,098,908	1,262
Caltex Australia, Ltd.	248,248	3,353
Goodman Group (ö)	5,888,246	3,732
GPT Group (Ñ)(ö)	544,860	1,792
Incitec Pivot, Ltd.	1,913,454	6,610
OZ Minerals, Ltd.	349,578	3,942
Rio Tinto, Ltd. - ADR (Ñ)	267,034	17,895
Stockland (Ñ)(ö)	1,943,368	6,936
Westfield Group (ö)	474,951	4,113
Westfield Retail Trust (ö)	556,202	1,488
Westpac Banking Corp. (Ñ)	295,623	6,458

		64,807

Austria - 0.1%
Erste Group Bank AG	32,969	574

Belgium - 1.0%
Delhaize Group SA	111,573	6,589

Denmark - 2.1%
Carlsberg A/S Class B	36,781	2,702
Novo Nordisk A/S Class B	101,547	11,549

		14,251

Finland - 1.3%
Outokumpu OYJ (Ñ)	326,214	2,612
Sampo OYJ Class A	35,948	939
UPM-Kymmene OYJ	495,485	5,794

		9,345

France - 10.1%
AXA SA	417,026	6,066
BNP Paribas SA	132,067	5,300
Cie de St.-Gobain	92,013	3,912
Cie Generale de Geophysique - Veritas (Æ)	156,478	3,621
Credit Agricole SA	273,188	1,767
L’Oreal SA	107,632	11,646
Pernod-Ricard SA (Ñ)	37,958	3,575
Renault SA	71,062	2,670
Sanofi - ADR	166,350	11,644
SCOR SE - ADR	153,237	3,662
Total SA (Ñ)	89,901	4,644
Veolia Environnement SA	113,220	1,444
Vinci SA	76,008	3,408
Vivendi SA - ADR	278,730	6,432

		69,791

Germany - 5.8%
Allianz SE	99,660	10,327
BASF SE	24,667	1,793
Commerzbank AG (Æ)(Ñ)	758,225	1,418
Deutsche Lufthansa AG	63,493	823
Deutsche Telekom AG	242,574	3,144
E.ON AG	156,827	3,882
Leoni AG	109,898	4,077
RWE AG	60,839	2,524
Siemens AG	117,188	11,827

		39,815

Hong Kong - 1.5%
Cathay Pacific Airways, Ltd. (Ñ)	3,498,000	6,366
Cheung Kong Holdings, Ltd.	231,000	2,642
Sands China, Ltd. (Æ)(Ñ)	356,000	1,074

		10,082

Italy - 3.5%
Enel SpA	2,256,575	9,586
ENI SpA - ADR	371,279	7,869
Telecom Italia SpA	6,169,177	6,967

		24,422

Japan - 21.8%
Asahi Glass Co., Ltd.	789,000	6,725
Canon, Inc. (Ñ)	149,500	6,766
Chubu Electric Power Co., Inc.	196,600	3,687
Daicel Chemical Industries, Ltd. (Ñ)	229,000	1,281
Daiichi Sankyo Co., Ltd.	173,600	3,124
Daiwa House Industry Co., Ltd.	485,000	5,846
Eisai Co., Ltd. (Ñ)	193,200	7,458
Fujitsu, Ltd.	428,000	2,279
Hitachi, Ltd. (Ñ)	984,000	5,514
JFE Holdings, Inc.	99,800	1,845
KDDI Corp.	784	5,202
Marubeni Corp.	594,000	3,665
Mitsubishi Electric Corp.	425,000	4,059
Mitsubishi UFJ Financial Group, Inc.	2,551,700	11,086
Mitsui & Co., Ltd.	179,700	2,835
Mitsumi Electric Co., Ltd. (Ñ)	222,000	1,612
Mizuho Financial Group, Inc.	2,375,400	3,116
Nippon Telegraph & Telephone Corp.	217,700	10,725
NTT DoCoMo, Inc.	1,587	2,799
ORIX Corp. (Ñ)	68,480	5,765
Osaka Gas Co., Ltd.	218,000	832
Pioneer Corp. (Æ)	1,111,300	5,453
Sega Sammy Holdings, Inc.	36,900	756
Sekisui Chemical Co., Ltd.	229,000	1,717
Softbank Corp.	147,900	4,983
Sumitomo Heavy Industries, Ltd.	1,281,000	7,808
Sumitomo Mitsui Financial Group, Inc.	365,600	10,096
Sumitomo Rubber Industries, Ltd.	577,900	6,948

10	International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Suzuki Motor Corp.	154,700	3,283
Tohoku Electric Power Co., Inc.	64,300	668
Toshiba Corp.	2,087,000	9,656
Yamada Denki Co., Ltd.	42,310	3,059

		150,648

Jersey - 0.8%
Experian PLC	219,693	2,922
WPP PLC	261,255	2,739

		5,661

Luxembourg - 0.5%
ArcelorMittal (Ñ)	175,820	3,333

Netherlands - 2.4%
ING Groep NV (Æ)	719,281	5,609
Koninklijke Ahold NV	196,480	2,501
Koninklijke DSM NV	51,414	2,510
Koninklijke Philips Electronics NV	142,785	2,906
STMicroelectronics NV Class Y (Ñ)	477,672	3,025

		16,551

Norway - 3.0%
DNB ASA	876,516	8,982
Marine Harvest ASA	4,660,718	2,026
Statoil ASA Class N	372,220	9,635

		20,643

Singapore - 2.4%
DBS Group Holdings, Ltd.	224,000	2,230
Golden Agri-Resources, Ltd.	7,341,000	4,157
Singapore Airlines, Ltd. (Ñ)	337,000	2,764
Yangzijiang Shipbuilding Holdings, Ltd. (Ñ)	10,337,000	7,472

		16,623

Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	299,077	2,538
Gas Natural SDG SA	454,014	7,914
Inditex SA	33,292	2,827
Repsol YPF SA - ADR	313,975	9,512

		22,791

Sweden - 0.7%
SSAB AB Class A (Ñ)	283,735	2,578
Trelleborg AB Class B	277,776	2,342

		4,920

Switzerland - 6.1%
Clariant AG (Æ)	222,212	2,179
Credit Suisse Group AG (Æ)	110,313	2,674
Nestle SA	356,122	19,969
Roche Holding AG	65,147	10,362
Swatch Group AG (The) Class B	14,528	5,663
UBS AG (Æ)	101,390	1,246

		42,093

United Kingdom - 21.7%
ARM Holdings PLC	250,625	2,353
AstraZeneca PLC - ADR	241,904	11,204
Aviva PLC	1,495,132	7,365
BAE Systems PLC	277,210	1,197
Barclays PLC	1,118,628	3,219
BHP Billiton PLC	167,938	5,174
BP PLC	561,007	4,079
British American Tobacco PLC	284,779	13,217
Cable & Wireless Worldwide PLC	2,107,536	558
Cairn Energy PLC (Æ)	710,425	3,054
Diageo PLC	223,990	4,788
HSBC Holdings PLC	2,144,179	16,721
Intercontinental Hotels Group PLC	99,925	1,734
Kingfisher PLC	2,004,455	8,077
Legal & General Group PLC	1,892,243	3,171
Logica PLC	1,414,679	1,788
Meggitt PLC	358,775	2,155
Pearson PLC	102,831	1,865
Rexam PLC	1,125,474	6,105
Rio Tinto PLC (Æ)	54,339	2,877
Royal Bank of Scotland Group PLC — ADR (Æ)	4,154,003	1,388
Royal Dutch Shell PLC Class A	266,583	9,343
Royal Dutch Shell PLC Class A	228,490	7,946
Sage Group PLC (The)	336,456	1,534
Smith & Nephew PLC	428,747	3,923
Tate & Lyle PLC	477,394	5,041
Tesco PLC	1,203,544	7,676
Vodafone Group PLC - ADR (Æ)	2,719,683	7,378
Xstrata PLC	304,182	4,899

		149,829

Total Common Stocks (cost $685,570)		672,768

Preferred Stocks - 1.8%

Germany - 1.8%
Volkswagen AG	70,431	12,095

Total Preferred Stocks (cost $7,909)		12,095

Warrants & Rights - 0.0%

Australia - 0.0%
BlueScope Steel, Ltd.
Rights	2,479,126	28

International Stock Selection Fund	11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Total Warrants & Rights (cost $0)		28

Short-Term Investments - 0.0%

United States - 0.0%
SSgA Prime Money Market Fund	100	— ±

Total Short-Term Investments (cost $0)		— ±

Other Securities - 6.2%
State Street Navigator Securities Prime Lending Portfolio(X)	42,880,329	42,880

Total Other Securities (cost $42,880)		42,880

Total Investments - 105.5% (identified cost $736,359)		727,771

Other Assets and Liabilities, Net - (5.5%)		(37,664)

Net Assets - 100.0%		690,107

Amounts in thousands (except contracts)
Foreign Currency Exchange Contracts

Unrealized Appreciation
	Amount		Amount		Settlement	(Depreciation)
Counterparty	Sold		Bought		Date	$
Royal Bank of Scotland PLC	EUR	821	USD	1,103	12/01/11	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—

Sector Exposure
	% of	Market
	Net	Value
	Assets	$
Consumer Discretionary	8.5	58,374
Consumer Staples	12.2	83,886
Energy	9.1	63,056
Financials	22.1	152,839
Health Care	8.6	59,265
Industrials	10.2	70,281
Information Technology	5.4	37,431
Materials	10.9	75,342
Telecommunication Services	6.1	41,757
Utilities	4.4	30,537
Preferred Stocks	1.8	12,095
Warrants & Rights	— *	28
Short-Term Investments	— *	— ±
Other Securities	6.2	42,880

Total Investments	105.5	727,771
Other Assets and Liabilities, Net	(5.5)	(37,664)

	100.0	690,107

See accompanying notes which are an integral part of the financial statements.

12	International Stock Selection Fund

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$64,807	$—	$64,807
Austria	—	574	—	574
Belgium	—	6,589	—	6,589
Denmark	—	14,251	—	14,251
Finland	—	9,345	—	9,345
France	—	69,791	—	69,791
Germany	—	39,815	—	39,815
Hong Kong	—	10,082	—	10,082
Italy	—	24,422	—	24,422
Japan	—	150,648	—	150,648
Jersey	—	5,661	—	5,661
Luxembourg	—	3,333	—	3,333
Netherlands	—	16,551	—	16,551
Norway	—	20,643	—	20,643
Singapore	—	16,623	—	16,623
Spain	—	22,791	—	22,791
Sweden	—	4,920	—	4,920
Switzerland	—	42,093	—	42,093
United Kingdom	7,946	141,883	—	149,829
Preferred Stocks	—	12,095	—	12,095
Warrants & Rights	28	—	—	28
Short-Term Investments	—	—	—	—
Other Securities	—	42,880	—	42,880

Total Investments	$7,974	$719,797	$—	$727,771

Other Financial Instruments
Foreign Currency Exchange Contracts	—	—	—	—

Total Other Financial Instruments**	$—	$—	$—	$—

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	13

SSgA
International Equity Funds

Notes to Schedules of Investments — November 30, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(Ê)	Adjustable or floating rate security.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ñ)	All or a portion of the shares of this security are on loan.
(λ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(X)	Affiliate; The security is purchased with the cash collateral from the securities loaned.
(ß)	Illiquid security.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CME - Chicago Mercantile Exchange
CVO - Contingent Value Obligation
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB - Thai baht
TRY - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

14	Notes to Schedules of Investments

SSgA
International Equity Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on two funds: the SSgA Emerging Markets Fund and SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Effective July 31, 2003, the International Stock Selection Fund began offering Class R Shares. Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

Select Class shares of the Emerging Markets Fund, which became effective November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Quarterly Report	15

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred

16	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Quarterly Report	17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Federal Income Taxes

As of November 30, 2011, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

		International
	Emerging	Stock
	Markets Fund	Selection
Cost of Investments for Tax Purposes	$1,673,750,555	$741,481,871

Gross Tax Unrealized Appreciation	575,468,114	91,067,457
Gross Tax Unrealized Depreciation	(120,472,247)	(104,777,862)

Net Unrealized Appreciation (Depreciation)	$454,995,867	$(13,710,405)

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and index swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

18	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

The fair values of the Funds Derivative Instruments, categorized by risk exposure for the period ended November 30, 2011, were as follows:

			International Stock
	Emerging Markets Fund		Selection Fund
	Foreign Currency	Equity	Foreign Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$—	$476	$—
Unrealized appreciation on foreign currency exchange contracts	3	—	— **

Total	$3	$476	$— **

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	59	—	—

Total	$59	$—	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.
**	Less than $500.

Foreign Currency Exchange Contract

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of November 30, 2011, the Emerging Markets Fund and International Stock Selection Fund had no cash collateral balances held in connection with futures contracts purchased (sold).

Index Swaps

The Emerging Markets Fund is permitted to enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into

Notes to Quarterly Report	19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

agreements only with counterparties that SSgA Funds Management, Inc. (“the Advisor”) deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of November 30, 2011, the Emerging Markets Fund had no cash collateral held in connection with swap contracts purchased (sold).

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Fund Concentration

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the

20	Notes to Quarterly Report

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At period end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
Emerging Markets Fund	$66,749	Pool of US Government and European Government Bonds
International Stock Selection Fund	4,165	Pool of US Government and European Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2011, $23,323,450 of the Central Fund’s net assets represents investments by these Funds, and $10,648,988 represents the investments of other Investment Company Funds not presented herein.

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

For the period ended November 30, 2011, there were no restricted securities held by a Fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are

Notes to Quarterly Report	21

SSgA
International Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

22	Notes to Quarterly Report

SSgA
International Equity Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	23

S&P 500 INDEX FUND

Quarterly Report
November 30, 2011

SSgA Funds
S&P 500 Index Fund
Quarterly Report
November 30, 2011 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3
Shareholder Requests for Additional Information	6
State Street Equity 500 Index Portfolio	7

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
S&P 500 Index Fund

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 60.91% at November 30, 2011). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.Fixed income securities including

Notes to Financial Statements	3

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended November 30, 2011, was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

4	Notes to Financial Statements

SSgA
S&P 500 Index Fund

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Guarantees

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements	5

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

6	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — November 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)

Common Stocks - 98.0%

Consumer Discretionary - 10.9%
Abercrombie & Fitch Co. Class A	13,046	$625
Amazon.Com, Inc. (a)	58,292	11,209
Apollo Group, Inc. Class A (a)	18,029	874
AutoNation, Inc. (a)	6,363	230
AutoZone, Inc. (a)	4,864	1,597
Bed Bath & Beyond, Inc. (a)	38,345	2,320
Best Buy Co., Inc.	47,119	1,276
Big Lots, Inc. (a)	11,927	478
Cablevision Systems Corp.	35,600	534
CarMax, Inc. (a)	38,200	1,099
Carnival Corp.	73,150	2,429
CBS Corp. Class B	105,103	2,737
Chipotle Mexican Grill, Inc. (a)	5,000	1,608
Coach, Inc.	45,928	2,875
Comcast Corp. Class A	441,048	9,999
D.R. Horton, Inc.	47,976	571
Darden Restaurants, Inc.	20,488	977
DeVry, Inc.	10,400	359
Direct TV. Class A (a)	118,077	5,576
Discovery Communications, Inc. Class A (a)	43,000	1,805
eBay, Inc. (a)	183,403	5,427
Expedia, Inc.	33,615	935
Family Dollar Stores, Inc.	18,858	1,121
Ford Motor Co. (a)	608,098	6,446
GameStop Corp. Class A (a)	24,800	573
Gannett Co., Inc.	33,574	365
Gap, Inc.	53,498	1,000
Genuine Parts Co.	26,209	1,533
Goodyear Tire & Rubber Co. (a)	34,957	489
H&R Block, Inc.	47,115	741
Harley-Davidson, Inc.	39,601	1,456
Harman International Industries, Inc.	9,721	401
Hasbro, Inc.	20,725	742
Home Depot, Inc.	250,912	9,841
Host Hotels & Resorts, Inc.	110,521	1,564
International Game Technology	47,919	818
Interpublic Group of Cos., Inc.	71,894	674
JC Penney Co., Inc.	21,810	699
Johnson Controls, Inc.	110,886	3,491
Kohl’s Corp.	44,033	2,369
Lennar Corp. Class A	25,931	477
Limited Brands, Inc.	38,767	1,641
Lowe’s Cos., Inc.	201,262	4,832
Macy’s, Inc.	67,423	2,180
Marriot International, Inc. Class A	45,150	1,383
Marriott Vacations Worldwide Corp. (a)	4,515	72
Mattel, Inc.	54,676	1,575
McDonald’s Corp.	164,125	15,677
McGraw-Hill, Inc.	46,966	2,005
NetFlix, Inc. (a)	8,000	516
Newell Rubbermaid, Inc.	50,793	777
News Corp. Class A	365,709	6,378
NIKE, Inc. Class B	60,752	5,843
Nordstrom, Inc.	26,233	1,188
O’Reilly Automotive, Inc. (a)	20,500	1,583
Omnicom Group, Inc.	43,941	1,897
Priceline.com, Inc. (a)	7,890	3,834
PulteGroup, Inc. (a)	54,705	334
Ralph Lauren Corp.	10,815	1,534
Ross Stores, Inc.	18,400	1,639
Scripps Networks Interactive, Inc. Class A	16,235	646
Sears Holdings Corp. (a)	6,774	409
Snap-On, Inc.	9,212	473
Stanley Black & Decker, Inc.	26,207	1,715
Staples, Inc.	111,233	1,603
Starbucks Corp.	119,161	5,181
Starwood Hotels & Resorts Worldwide, Inc.	30,047	1,433
Target Corp.	108,016	5,692
Tiffany & Co.	19,880	1,333
Time Warner Cable, Inc.	51,171	3,095
Time Warner, Inc.	167,091	5,818
TJX Cos., Inc.	60,106	3,709
Urban Outfitters, Inc. (a)	18,300	494
V.F. Corp.	13,693	1,899
Viacom, Inc. Class B	90,622	4,056
Walt Disney Co.	297,845	10,678
Washington Post Co. Class B	660	237
Whirlpool Corp.	11,361	557
Wyndham Worldwide Corp.	25,599	908
Wynn Resorts, Ltd.	12,700	1,531
Yum! Brands, Inc.	74,092	4,152

		200,847

Consumer Staples - 11.0%
Altria Group, Inc.	332,299	9,534
Archer-Daniels-Midland Co.	107,424	3,236
Avon Products, Inc.	68,660	1,167
Beam, Inc.	25,945	1,363
Brown-Forman Corp. Class B	15,655	1,249
Campbell Soup Co.	30,965	1,009
Clorox Co.	20,543	1,335
Coca-Cola Co.	365,711	24,587
Coca-Cola Enterprises, Inc.	51,001	1,332
Colgate-Palmolive Co.	77,901	7,128
ConAgra Foods, Inc.	64,975	1,641
Constellation Brands, Inc. Class A (a)	29,326	571
Costco Wholesale Corp.	69,989	5,970
CVS Caremark Corp.	215,632	8,375
Dean Foods Co. (a)	23,558	239
Dr Pepper Snapple Group, Inc.	34,700	1,268
Estee Lauder Cos., Inc. Class A	17,852	2,106
General Mills, Inc.	102,064	4,077
H.J. Heinz Co.	50,369	2,652
Hormel Foods Corp.	21,200	638
Kellogg Co.	39,335	1,934

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
Kimberly-Clark Corp.	62,500	$4,467
Kraft Foods, Inc. Class A	283,409	10,245
Kroger Co.	95,576	2,215
Lorillard, Inc.	21,661	2,418
McCormick & Co., Inc.	20,753	1,011
Molson Coors Brewing Co., Class B	25,162	1,021
PepsiCo, Inc.	251,854	16,119
Philip Morris International, Inc.	279,699	21,324
Procter & Gamble Co.	437,719	28,264
Reynolds American, Inc.	53,374	2,234
Safeway, Inc.	54,164	1,083
Sara Lee Corp.	92,534	1,754
SuperValu, Inc.	34,848	256
Sysco Corp.	93,009	2,655
The Hershey Company	24,182	1,395
The J.M. Smucker Co.	18,160	1,380
Tyson Foods, Inc. Class A	50,335	1,014
Wal-Mart Stores, Inc.	279,702	16,474
Walgreen Co.	144,618	4,877
Whole Foods Market, Inc.	25,033	1,705

		203,322

Energy - 12.3%
Alpha Natural Resources, Inc. (a)	35,600	854
Anadarko Petroleum Corp.	79,626	6,471
Apache Corp.	61,425	6,108
Baker Hughes, Inc.	69,473	3,794
Cabot Oil & Gas Corp.	16,300	1,444
Cameron International Corp. (a)	38,600	2,084
Chesapeake Energy Corp.	108,382	2,746
Chevron Corp. (b)	319,146	32,815
ConocoPhillips	218,430	15,578
Consol Energy, Inc.	34,973	1,456
Denbury Resources, Inc. (a)	61,500	1,039
Devon Energy Corp.	66,451	4,350
Diamond Offshore Drilling, Inc.	12,200	734
El Paso Corp.	121,192	3,031
EOG Resources, Inc.	42,817	4,442
EQT Corp.	23,300	1,445
ExxonMobil Corp. (b)	775,147	62,353
FMC Technologies, Inc. (a)	38,200	2,000
Halliburton Co.	146,934	5,407
Helmerich & Payne, Inc.	16,300	929
Hess Corp.	47,501	2,861
Marathon Oil Corp.	112,277	3,139
Marathon Petroleum Corp.	55,588	1,856
Murphy Oil Corp.	32,241	1,803
Nabors Industries, Ltd. (a)	49,604	890
National Oilwell Varco, Inc.	67,657	4,851
Newfield Exploration Co. (a)	20,600	944
Noble Corp. (a)	39,400	1,361
Noble Energy, Inc.	27,710	2,726
Occidental Petroleum Corp.	129,244	12,782
Peabody Energy Corp.	43,024	1,688
Pioneer Natural Resources Co.	18,100	1,711
QEP Resources, Inc.	27,068	884
Range Resources Corp.	25,300	1,814
Rowan Cos., Inc. (a)	19,620	665
Schlumberger, Ltd.	214,658	16,170
Southwestern Energy Co. (a)	54,900	2,089
Spectra Energy Corp.	103,298	3,039
Sunoco, Inc.	17,184	667
Tesoro Corp. (a)	24,865	594
Valero Energy Corp.	90,109	2,007
Williams Cos., Inc.	92,568	2,988

		226,609

Financials - 13.8%
ACE Ltd.	55,000	3,824
AFLAC, Inc.	73,490	3,192
Allstate Corp.	81,506	2,184
American Express Co.	166,464	7,997
American International Group, Inc. (a)	69,433	1,618
Ameriprise Financial, Inc.	36,607	1,681
AON Corp.	51,147	2,351
Apartment Investment & Management Co. Class A	21,652	472
Assurant, Inc.	14,131	554
AvalonBay Communities, Inc.	14,798	1,848
Bank of America Corp.	1,625,071	8,840
Bank of New York Mellon Corp.	196,285	3,820
BB&T Corp.	109,170	2,529
Berkshire Hathaway, Inc. Class B (a)	280,003	22,053
BlackRock, Inc.	15,700	2,701
Boston Properties, Inc.	22,967	2,191
Capital One Financial Corp.	72,263	3,227
CBRE Group, Inc. (a)	49,575	833
Charles Schwab Corp.	169,893	2,032
Chubb Corp.	45,375	3,060
Cincinnati Financial Corp.	25,114	745
Citigroup, Inc.	463,820	12,746
CME Group, Inc.	10,491	2,615
Comerica, Inc.	32,744	826
DDR Corp. REIT	1,532	18
Discover Financial Services	86,105	2,051
E*Trade Financial Corp. (a)	45,731	420
Equity Residential	46,457	2,564
Federated Investors, Inc. Class B	14,870	236
Fifth Third Bancorp	142,916	1,728
First Horizon National Corp.	46,055	355
Franklin Resources, Inc.	23,980	2,418
Genworth Financial, Inc. Class A (a)	72,151	475
Goldman Sachs Group, Inc.	81,034	7,768
Hartford Financial Services Group, Inc.	69,797	1,240
HCP, Inc.	63,800	2,466
Health Care REIT, Inc.	30,500	1,530
Hudson City Bancorp, Inc.	76,692	429
Huntington Bancshares, Inc.	127,456	669
IntercontinentalExchange, Inc. (a)	12,280	1,495
Invesco Ltd.	72,400	1,466

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
J.P. Morgan Chase & Co.	620,515	$19,217
KeyCorp	150,475	1,097
Kimco Realty Corp.	62,669	988
Legg Mason, Inc.	18,042	479
Leucadia National Corp.	29,736	696
Lincoln National Corp.	48,192	972
Loews Corp.	48,931	1,880
M & T Bank Corp.	19,637	1,433
Marsh & McLennan Cos., Inc.	84,953	2,565
Mastercard, Inc. Class A	17,100	6,405
MetLife, Inc.	168,896	5,317
Moody’s Corp.	33,966	1,179
Morgan Stanley	236,130	3,492
NASDAQ OMX Group, Inc. (a)	22,600	593
Northern Trust Corp.	38,506	1,449
NYSE Euronext	40,200	1,148
Paychex, Inc.	50,338	1,465
People’s United Financial, Inc.	57,000	710
PNC Financial Services Group, Inc.	83,917	4,549
Principal Financial Group, Inc.	50,291	1,213
Progressive Corp.	99,501	1,877
ProLogis, Inc.	72,299	2,011
Prudential Financial, Inc.	77,439	3,921
Public Storage, Inc.	22,287	2,940
Regions Financial Corp.	191,689	788
Simon Property Group, Inc.	46,915	5,833
SLM Corp.	79,354	1,022
State Street Corp. (c)	79,225	3,141
SunTrust Banks, Inc.	83,918	1,521
T. Rowe Price Group, Inc.	40,075	2,275
Torchmark Corp.	17,131	730
Total System Services, Inc.	27,675	555
Travelers Cos., Inc.	66,004	3,713
U.S. Bancorp	307,852	7,980
Unum Group	47,529	1,070
Ventas, Inc.	45,100	2,379
Visa, Inc. Class A	82,000	7,952
Vornado Realty Trust	29,114	2,168
Wells Fargo Co.	840,549	21,737
Western Union Co.	98,585	1,719
XL Group PLC	50,668	1,045
Zions Bancorp	30,453	490

		254,981

Health Care - 11.2%
Abbott Laboratories	247,506	13,501
Aetna, Inc.	58,950	2,465
Allergan, Inc.	48,992	4,102
AmerisourceBergen Corp.	41,786	1,552
Amgen, Inc.	139,036	8,052
Baxter International, Inc.	90,661	4,684
Becton, Dickinson & Co.	34,097	2,516
Biogen Idec, Inc. (a)	38,731	4,452
Boston Scientific Corp. (a)	238,634	1,408
Bristol-Myers Squibb Co.	273,516	8,949
C.R. Bard, Inc.	13,497	1,177
Cardinal Health, Inc.	53,957	2,291
CareFusion Corp. (a)	33,878	840
Celgene Corp. (a)	73,218	4,619
Cerner Corp. (a)	23,100	1,409
CIGNA Corp.	45,696	2,021
Coventry Health Care, Inc. (a)	25,803	824
Covidien PLC	77,700	3,539
DaVita, Inc. (a)	14,600	1,112
Dentsply International, Inc.	24,600	888
Edwards Lifesciences Corp. (a)	17,800	1,175
Eli Lilly & Co.	162,975	6,169
Express Scripts, Inc. (a)	77,698	3,547
Forest Laboratories, Inc. (a)	43,802	1,312
Gilead Sciences, Inc. (a)	123,199	4,909
Hospira, Inc. (a)	25,303	713
Humana, Inc.	26,407	2,342
Intuitive Surgical, Inc. (a)	6,400	2,779
Johnson & Johnson	436,549	28,253
Laboratory Corp. of America Holdings (a)	15,822	1,356
Life Technologies Corp. (a)	27,887	1,080
McKesson Corp.	39,155	3,184
Mead Johnson Nutrition Co.	32,318	2,435
Medco Health Solutions, Inc. (a)	61,368	3,478
Medtronic, Inc.	168,978	6,156
Merck & Co., Inc.	490,270	17,527
Mylan, Inc. (a)	68,209	1,332
Patterson Cos., Inc.	16,994	513
Pfizer, Inc.	1,242,611	24,939
Quest Diagnostics, Inc.	26,500	1,555
St. Jude Medical, Inc.	51,926	1,996
Stryker Corp.	51,689	2,524
Tenet Healthcare Corp. (a)	73,370	341
UnitedHealth Group, Inc.	172,496	8,413
Varian Medical Systems, Inc. (a)	18,160	1,130
Watson Pharmaceuticals, Inc. (a)	19,646	1,270
WellPoint, Inc.	56,938	4,017
Zimmer Holdings, Inc. (a)	28,552	1,443

		206,289

Industrials - 10.7%
3M Co.	113,772	9,220
Amphenol Corp. Class A	27,300	1,238
Avery Dennison Corp.	15,388	403
Boeing Co.	118,788	8,160
Caterpillar, Inc.	103,679	10,148
CH Robinson Worldwide, Inc.	25,961	1,779
Cintas Corp.	17,588	535
Cooper Industries PLC	27,400	1,522
CSX Corp.	172,614	3,747
Cummins, Inc.	31,858	3,069
Danaher Corp.	90,772	4,392
Deere & Co.	66,137	5,241
Dover Corp.	29,695	1,632
Eaton Corp.	53,990	2,425

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
Emerson Electric Co.	119,148	$6,225
Equifax, Inc.	21,383	794
Expeditors International Washington, Inc.	33,820	1,472
Fastenal Co.	46,500	1,937
FedEx Corp.	50,500	4,196
First Solar, Inc. (a)	8,070	386
Flir Systems, Inc.	23,500	631
Flowserve Corp.	8,400	863
Fluor Corp.	27,160	1,489
Fortune Brands Home & Security, Inc. (a)	1,145	19
General Dynamics Corp.	57,061	3,769
General Electric Co. (b)	1,688,333	26,861
Goodrich Co.	19,745	2,409
Honeywell International, Inc.	125,281	6,784
Illinois Tool Works, Inc.	80,071	3,638
Ingersoll-Rand PLC	50,000	1,656
Iron Mountain, Inc.	28,100	853
Jacobs Engineering Group, Inc. (a)	20,400	847
Joy Global, Inc.	16,600	1,515
L-3 Communications Holdings, Inc.	15,703	1,041
Leggett & Platt, Inc.	25,198	564
Lockheed Martin Corp.	43,352	3,388
Masco Corp.	57,123	547
Monster Worldwide, Inc. (a)	22,609	165
Norfolk Southern Corp.	54,855	4,144
Northrop Grumman Corp.	42,311	2,415
PACCAR, Inc.	57,774	2,344
Pall Corp.	19,709	1,074
Parker-Hannifin Corp.	24,203	2,004
Pitney Bowes, Inc.	29,727	554
Precision Castparts Corp.	22,707	3,741
Quanta Services, Inc. (a)	36,300	747
R.R. Donnelley & Sons Co.	29,609	445
Raytheon Co.	55,982	2,551
Republic Services, Inc.	49,903	1,370
Robert Half International, Inc.	23,440	621
Rockwell Automation, Inc.	22,205	1,666
Rockwell Collins, Inc.	24,531	1,347
Roper Industries, Inc.	15,000	1,278
Ryder Systems, Inc.	7,921	414
Southwest Airlines Co.	126,986	1,064
Stericycle, Inc. (a)	14,500	1,175
Textron, Inc.	48,139	935
Thermo Fisher Scientific, Inc. (a)	60,024	2,836
Tyco International Ltd.	73,900	3,544
Union Pacific Corp.	78,268	8,094
United Parcel Service, Inc. Class B	157,446	11,297
United Technologies Corp.	145,878	11,174
W.W. Grainger, Inc.	9,669	1,807
Waste Management, Inc.	73,839	2,311
Xylem, Inc.	28,692	686

		197,198

Information Technology - 17.8%
Accenture PLC Class A	103,100	5,973
Adobe Systems, Inc. (a)	77,957	2,138
Advanced Micro Devices, Inc. (a)	84,086	478
Agilent Technologies, Inc. (a)	54,768	2,054
Akamai Technologies, Inc. (a)	31,424	909
Altera Corp.	50,454	1,901
Analog Devices, Inc.	47,569	1,658
AOL, Inc. (a)(d)	1	—
Apple, Inc. (a)	147,784	56,483
Applied Materials, Inc.	217,007	2,339
Autodesk, Inc. (a)	36,276	1,236
Automatic Data Processing, Inc.	78,017	3,986
BMC Software, Inc. (a)	29,721	1,060
Broadcom Corp. Class A (a)	75,359	2,287
CA, Inc.	58,299	1,236
Cisco Systems, Inc.	875,119	16,312
Citrix Systems, Inc. (a)	29,667	2,118
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,218
Computer Sciences Corp.	23,144	565
Compuware Corp. (a)	37,450	309
Corning, Inc.	247,376	3,283
Dell, Inc. (a)	244,550	3,854
Dun & Bradstreet Corp.	8,800	615
Electronic Arts, Inc. (a)	56,200	1,303
EMC Corp. (a)	330,884	7,614
F5 Networks, Inc. (a)	13,500	1,526
Fidelity National Information Services, Inc.	38,077	917
Fiserv, Inc. (a)	22,752	1,312
Google, Inc. Class A (a)	40,090	24,030
Harris Corp.	19,000	676
Hewlett-Packard Co.	332,616	9,297
Intel Corp.	835,956	20,824
International Business Machines Corp.	190,342	35,784
Intuit, Inc.	48,163	2,564
Jabil Circuit, Inc.	27,551	558
Juniper Networks, Inc. (a)	83,793	1,903
KLA-Tencor Corp.	28,105	1,296
Lexmark International Group, Inc. Class A	12,642	423
Linear Technology Corp.	35,263	1,080
LSI Corp. (a)	89,162	501
MEMC Electronic Materials, Inc. (a)	36,378	152
Microchip Technology, Inc.	29,389	1,026
Micron Technology, Inc. (a)	161,462	967
Microsoft Corp. (b)	1,187,935	30,387
Molex, Inc.	23,305	581
Motorola Mobility Holdings, Inc. (a)	40,983	1,598
Motorola Solutions, Inc.	46,252	2,159
NetApp, Inc. (a)	58,157	2,142
Novellus Systems, Inc. (a)	12,430	430
NVIDIA Corp. (a)	93,456	1,461
Oracle Corp.	628,962	19,718

10	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

		Market
		Value
	Shares	(000)
PerkinElmer, Inc.	15,618	$296
QUALCOMM, Inc.	267,211	14,643
Red Hat, Inc. (a)	29,900	1,497
SAIC, Inc. (a)	42,900	517
Salesforce.com, Inc. (a)	21,200	2,511
SanDisk Corp. (a)	37,667	1,857
Symantec Corp. (a)	118,163	1,932
TE Connectivity, Ltd.	68,400	2,169
Tellabs, Inc.	63,030	250
Teradata Corp. (a)	26,220	1,422
Teradyne, Inc. (a)	28,149	379
Texas Instruments, Inc.	184,699	5,559
VeriSign, Inc.	25,721	864
Waters Corp. (a)	15,365	1,229
Western Digital Corp. (a)	35,600	1,035
Xerox Corp.	223,001	1,817
Xilinx, Inc.	42,402	1,387
Yahoo!, Inc. (a)	200,619	3,152

		328,757

Materials - 3.6%
Air Products & Chemicals, Inc.	33,409	2,798
Airgas, Inc.	10,400	800
AK Steel Holding Corp.	20,000	169
Alcoa, Inc.	168,749	1,691
Allegheny Technologies, Inc.	17,228	865
Ball Corp.	25,124	882
Bemis Co., Inc.	14,462	426
CF Industries Holdings, Inc.	10,450	1,461
Cliffs Natural Resources, Inc.	23,400	1,587
Dow Chemical Co.	188,728	5,230
E.I. Du Pont de Nemours & Co.	149,312	7,125
Eastman Chemical Co.	24,308	963
Ecolab, Inc.	40,066	2,285
FMC Corp.	12,200	1,024
Freeport-McMoRan Copper & Gold, Inc. Class B	151,604	6,003
International Flavors & Fragrances, Inc.	13,031	707
International Paper Co.	68,811	1,954
MeadWestvaco Corp.	26,720	798
Monsanto Co.	85,555	6,284
Mosaic Co.	43,800	2,311
Newmont Mining Corp.	79,006	5,442
Nucor Corp.	49,854	1,966
Owens-Illinois, Inc. (a)	24,000	469
Plum Creek Timber Co., Inc.	25,311	932
PPG Industries, Inc.	24,871	2,182
Praxair, Inc.	48,211	4,918
Sealed Air Corp.	22,792	402
Sherwin-Williams Co.	13,996	1,215
Sigma-Aldrich Corp.	18,934	1,227
Titanium Metals Corp.	16,600	259
United States Steel Corp.	21,478	586
Vulcan Materials Co.	18,961	615
Weyerhaeuser Co.	84,074	1,412

		66,988

Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	62,400	3,681
AT&T, Inc.	943,950	27,356
CenturyLink, Inc.	97,165	3,646
Frontier Communications Corp.	171,744	982
JDS Uniphase Corp. (a)	32,523	357
MetroPCS Communications, Inc. (a)	53,600	449
Sprint Nextel Corp. (a)	476,265	1,286
Verizon Communications, Inc.	450,466	16,996
Windstream Corp.	78,313	921

		55,674

Utilities - 3.7%
AES Corp. (a)	102,795	1,242
Ameren Corp.	37,560	1,270
American Electric Power Co., Inc.	76,552	3,038
CenterPoint Energy, Inc.	66,311	1,320
CMS Energy Corp.	37,956	794
Consolidated Edison, Inc.	45,952	2,730
Constellation Energy Group, Inc.	31,314	1,258
Dominion Resources, Inc.	90,862	4,690
DTE Energy Co.	26,384	1,389
Duke Energy Corp.	212,420	4,429
Edison International	51,319	2,017
Entergy Corp.	27,798	1,956
Exelon Corp.	105,821	4,689
FirstEnergy Corp.	65,722	2,923
Integrys Energy Group, Inc.	11,616	598
NextEra Energy, Inc.	66,621	3,694
Nicor, Inc.	7,800	438
NiSource, Inc.	47,582	1,090
Northeast Utilities	30,000	1,038
NRG Energy, Inc. (a)	36,700	722
Oneok, Inc.	16,100	1,339
Pepco Holdings, Inc.	34,700	686
PG&E Corp.	63,026	2,448
Pinnacle West Capital Corp.	18,660	885
PPL Corp.	91,575	2,749
Progress Energy, Inc.	46,181	2,511
Public Service Enterprise Group, Inc.	79,324	2,613
SCANA Corp.	17,700	772
Sempra Energy	37,386	1,989
Southern Co.	137,243	6,026
TECO Energy, Inc.	34,951	656
Wisconsin Energy Corp.	39,300	1,304
Xcel Energy, Inc.	76,351	2,007

		67,310

Total Common Stocks (Cost $1,149,473)		1,807,975

State Street Equity 500 Index Portfolio	11

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

	Par
	Amount
	(000)

U.S. Government Securities - 0.2%
United States Treasury Bill (b)(e)(f) 0.00% due 01/12/12	$2,265	2,265
United States Treasury Bill (b)(e)(f) 0.01% due 02/23/12	350	350
United States Treasury Bill (b)(e)(f) 1.00% due 04/12/12	400	400

Total U.S. Government Securities (Cost $3,015)		3,015

	Shares
	(000)

Money Market Funds - 1.1%
AIM Short Term Investment Prime Portfolio	19,966	19,966
Federated Money Market Obligations Trust	577	577

Total Money Market Funds (Cost $20,543)		20,543

Total Investments (g)† - 99.3% (Identified cost $1,173,031 (h))		1,831,533

Other Assets in Excess of Liabilities - 0.7%		13,396

Net Assets - 100.0%		$1,844,929

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011 was $739,925 and $81,423, respectively, resulting in net unrealized appreciation of investment of $658,502.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

12	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,807,975	$—	$—	$1,807,975
U.S. Government Securities	—	3,015	—	3,015
Money Market Funds	20,543	—	—	20,543
OTHER ASSETS:
Futures contracts	1,747	—	—	1,747

TOTAL ASSETS	$1,830,265	$3,015	$—	$1,833,280

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

There were no transfers between levels for the period ended November 30, 2011.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

State Street Equity 500 Index Portfolio	13

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

	Number of	Notional	Unrealized
	Contracts	Value (000)	Appreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 12/2011	706	$43,984	$1,747

Total unrealized appreciation on open futures contracts purchased			$1,747

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective.

The Portfolio typically uses derivatives in two ways: cash equalization and return enhancement. Cash equalization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities for the period ended November 30, 2011:

Asset Derivatives (1) (amounts in thousands)

		Foreign	Credit	Equity	Commodity	Other
	Interest Rate	Exchange	Contracts	Contracts	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk*	Risk	Risk	Total
Futures Contracts	$—	$—	$—	$1,747	$—	$—	$1,747

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the eleven months ended November 30, 2011, were as follows:

Realized Gain (Loss) (amounts in thousands)

		Foreign	Credit		Commodity	Other
	Interest Rate	Exchange	Contracts	Equity Contracts	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	$—	$—	$—	$608	$—	$—	$608

Change in Appreciation (Depreciation) (amounts in thousands)

		Foreign	Credit	Equity	Commodity	Other
	Interest Rate	Exchange	Contracts	Contracts	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Risk	Risk	Total
Futures Contracts	$—	$—	$—	$1,205	$—	$—	$1,205

The average notional of futures outstanding during the period ended November 30, 2011, was $34,670,115.

14	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio
Portfolio of Investments, continued — November 30, 2011 (Unaudited)

Affiliate Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at November 30, 2011 is listed in the Portfolio of Investments.

		Shares				Income
		purchased	Shares sold			earned
	Number of	for the	for the	Number of		for the eleven
	shares	eleven	eleven months	shares	Value at	months ended	Realized loss on
Security	held at	months ended	ended	held at	11/30/2011	11/30/2011	shares sold
Description	12/31/2010	11/30/2011	11/30/2011	11/30/2011	(000)	(000)	(000)
State Street Corp.	85,825	6,100	12,700	79,225	$3,141	$43	$(20)

State Street Equity 500 Index Portfolio	15

EQUITY FUNDS
Disciplined Equity Fund
Small Cap Fund
Tuckerman Active REIT Fund
IAM SHARES Fund
Enhanced Small Cap Fund
Directional Core Equity Fund

Quarterly Report
November 30, 2011

SSgA Funds
Equity Funds
Quarterly Report
November 30, 2011 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

 This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 100.1%

Consumer Discretionary - 10.9%
Amazon.com, Inc. (Æ)	88	17
Apollo Group, Inc. Class A (Æ)(Ñ)	20	1
AutoZone, Inc. (Æ)	102	33
Bed Bath & Beyond, Inc. (Æ)	640	39
Chico’s FAS, Inc.	458	5
Coach, Inc.	375	23
Comcast Corp. Class A (Æ)	2,874	65
DISH Network Corp. Class A	25	1
Expedia, Inc. (Ñ)	251	7
Family Dollar Stores, Inc.	11	1
Foot Locker, Inc. (Ñ)	37	1
Ford Motor Co. (Æ)	3,412	36
H&R Block, Inc. (Ñ)	48	1
Home Depot, Inc.	597	23
International Game Technology (Ñ)	1,818	31
Interpublic Group of Cos., Inc. (The)	61	—	±
Las Vegas Sands Corp. (Æ)	20	1
Lear Corp.	283	12
Liberty Media Corp. - Interactive (Æ)	1,962	32
Macy’s, Inc. (Ñ)	1,303	42
McDonald’s Corp.	918	88
McGraw-Hill Cos., Inc. (The)	68	3
Newell Rubbermaid, Inc.	60	1
News Corp. Class A	1,373	24
Nike, Inc. Class B	545	52
Target Corp.	14	1
Time Warner, Inc. (Ñ)	1,410	49
TJX Cos., Inc.	721	44
Viacom, Inc. Class A	1,064	48
Visteon Corp./New (Æ)	539	30
Walt Disney Co. (The) (Ñ)	335	12
Yum! Brands, Inc.	208	12

		735

Consumer Staples - 11.5%
Altria Group, Inc.	305	9
Avon Products, Inc.	25	—	±
Coca-Cola Co. (The)	1,423	96
Coca-Cola Enterprises, Inc.	1,321	35
Corn Products International, Inc.	215	11
Dr Pepper Snapple Group, Inc. (Ñ)	120	4
General Mills, Inc.	555	22
Hansen Natural Corp. (Æ)	336	31
Herbalife, Ltd.	408	23
Hershey Co. (The) (Ñ)	14	1
Kraft Foods, Inc. Class A	1,092	39
Kroger Co. (The) (Ñ)	1,603	37
Mead Johnson Nutrition Co. Class A	517	39
PepsiCo, Inc. (Ñ)	461	29
Philip Morris International, Inc.	1,455	111
Procter & Gamble Co. (The)	2,075	134
Sara Lee Corp.	1,982	38
Tyson Foods, Inc. Class A (Ñ)	18	—	±
Walgreen Co.	1,279	43
Wal-Mart Stores, Inc.	1,223	72

		774

Energy - 12.0%
Baker Hughes, Inc.	11	1
Cabot Oil & Gas Corp.	28	2
Cameron International Corp. (Æ)	364	20
Chevron Corp.	1,445	149
ConocoPhillips	378	27
Consol Energy, Inc. (Ñ)	348	14
Core Laboratories NV	6	1
Devon Energy Corp.	557	36
Energen Corp.	390	20
EQT Corp.	81	5
EXCO Resources, Inc. (Ñ)	45	—	±
Exxon Mobil Corp.	3,258	262
Halliburton Co.	15	—	±
HollyFrontier Corp.	415	10
Marathon Oil Corp.	758	21
Marathon Petroleum Corp.	727	24
McDermott International, Inc. (Æ)	29	—	±
Nabors Industries, Ltd. (Æ)	27	—	±
National Oilwell Varco, Inc. (Ñ)	655	47
Occidental Petroleum Corp.	493	49
QEP Resources, Inc. (Ñ)	17	1
Schlumberger, Ltd.	453	34
SEACOR Holdings, Inc. (Ñ)	71	6
Spectra Energy Corp. (Ñ)	25	1
Unit Corp. (Æ)	611	31
Valero Energy Corp.	30	1
Williams Cos., Inc. (The)	1,350	44

		806

Financials - 13.2%
ACE, Ltd.	11	1
Aflac, Inc. (Ñ)	14	1
American Capital Agency Corp. (ö)	638	18
American Financial Group, Inc.	882	32
American International Group, Inc. (Æ)	138	3
American National Insurance Co.	11	1
Ameriprise Financial, Inc.	633	29
Annaly Capital Management, Inc. (Ñ)(ö)	639	10
Aon Corp.	677	31
Aspen Insurance Holdings, Ltd. (Ñ)	29	1
Assurant, Inc.	838	33
Axis Capital Holdings, Ltd.	207	7

Disciplined Equity Fund	3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Bank of America Corp.	6,516	35
Berkshire Hathaway, Inc. Class B (Æ)	904	71
BlackRock, Inc. Class A	54	9
Brandywine Realty Trust (Ñ)(ö)	61	— ±
Camden Property Trust (Ñ)(ö)	339	20
Capitol Federal Financial, Inc.	1,640	19
CBRE Group, Inc. Class A (Æ)(Ñ)	230	4
Chimera Investment Corp. (Ñ)(ö)	3,813	10
Citigroup, Inc.	1,027	28
Discover Financial Services	1,512	36
East West Bancorp, Inc.	30	1
First Citizens BancShares, Inc. Class A (Æ)	3	— ±
Goldman Sachs Group, Inc. (The)	278	27
Hanover Insurance Group, Inc. (The)	20	1
Interactive Brokers Group, Inc. Class A	833	12
Invesco, Ltd.	988	20
JPMorgan Chase & Co.	3,006	93
KeyCorp	3,713	27
Lazard, Ltd. Class A	34	1
Mercury General Corp. (Ñ)	16	1
MetLife, Inc.	89	3
Morgan Stanley	810	12
NASDAQ OMX Group, Inc. (The) (Æ)	694	18
People’s United Financial, Inc. (Ñ)	57	1
PNC Financial Services Group, Inc.	522	28
Senior Housing Properties Trust (ö)	1,353	30
SLM Corp.	1,979	25
Travelers Cos., Inc. (The)	12	1
Unum Group	1,015	23
US Bancorp	2,294	59
Validus Holdings, Ltd.	1,008	30
Washington Federal, Inc.	49	1
Wells Fargo & Co.	2,896	75
White Mountains Insurance Group, Ltd.	3	1

		889

Health Care - 11.3%
Abbott Laboratories	339	18
Aetna, Inc.	950	40
Agilent Technologies, Inc. (Æ)	79	3
Allergan, Inc. (Ñ)	103	9
Allscripts Healthcare Solutions, Inc. (Æ)(Ñ)	43	1
Amgen, Inc.	46	3
Baxter International, Inc.	859	44
Becton Dickinson and Co. (Ñ)	8	1
Biogen Idec, Inc. (Æ)	8	1
Bristol-Myers Squibb Co.	716	23
Cardinal Health, Inc.	454	19
Cigna Corp.	63	3
Coventry Health Care, Inc. (Æ)(Ñ)	189	6
Covidien PLC	869	40
Eli Lilly & Co.	38	1
Forest Laboratories, Inc. (Æ)	233	7
Gilead Sciences, Inc. (Æ)	1,224	49
Hologic, Inc. (Æ)	1,740	31
Humana, Inc.	17	1
Johnson & Johnson	1,161	75
Merck & Co., Inc.	2,679	96
Mylan, Inc. (Æ)(Ñ)	34	1
Pfizer, Inc.	6,161	124
SXC Health Solutions Corp. (Æ)	244	14
Thermo Fisher Scientific, Inc. (Æ)	697	33
United Therapeutics Corp. (Æ)(Ñ)	24	1
UnitedHealth Group, Inc.	1,261	61
Warner Chilcott PLC Class A (Æ)(Ñ)	824	13
WellPoint, Inc.	596	42

		760

Industrials - 10.5%
3M Co.	43	3
AECOM Technology Corp. (Æ)	30	1
Ametek, Inc.	753	32
Caterpillar, Inc.	59	6
Corrections Corp. of America (Æ)	444	9
CSX Corp.	1,944	42
Delta Air Lines, Inc. (Æ)	1,726	14
Dover Corp. (Ñ)	30	2
Dun & Bradstreet Corp. (The) (Ñ)	11	1
Expeditors International of Washington, Inc. (Ñ)	168	7
General Dynamics Corp.	11	1
General Electric Co.	7,490	119
Honeywell International, Inc.	994	54
ITT Corp.	323	7
KBR, Inc.	1,092	32
Kennametal, Inc. (Ñ)	287	11
Kirby Corp. (Æ)(Ñ)	221	14
Lambda TD Software, Inc. (Æ)	646	6
Lincoln Electric Holdings, Inc.	60	2
Norfolk Southern Corp. (Ñ)	573	43
Pall Corp.	41	2
Parker Hannifin Corp.	324	27
Raytheon Co.	754	34
Republic Services, Inc. Class A	28	1
Stanley Black & Decker, Inc.	11	1
Thomas & Betts Corp. (Æ)	14	1
Timken Co.	746	31
Towers Watson & Co. Class A (Ñ)	464	30
Tyco International, Ltd.	953	46
Union Pacific Corp.	8	1
United Parcel Service, Inc. Class B	415	30

4	Disciplined Equity Fund

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
United Technologies Corp.	911	70
WABCO Holdings, Inc. (Æ)	241	11
Waste Connections, Inc. (Ñ)	26	1
Xylem, Inc. W/I	646	15

		707

Information Technology - 20.0%
Accenture PLC Class A	885	51
Activision Blizzard, Inc. (Ñ)	594	7
Amdocs, Ltd. (Æ)	1,024	29
Apple, Inc. (Æ)	546	209
Applied Materials, Inc.	1,642	18
Booz Allen Hamilton Holding Corp. Class A (Æ)(Ñ)	586	8
Broadridge Financial Solutions, Inc.	426	10
CA, Inc.	33	1
Cisco Systems, Inc.	5,044	94
Dell, Inc. (Æ)	2,884	45
eBay, Inc. (Æ)	524	16
EchoStar Corp. Class A (Æ)	22	— ±
Electronic Arts, Inc. (Æ)	130	3
EMC Corp. (Æ)	90	2
Google, Inc. Class A (Æ)	202	121
Hewlett-Packard Co.	1,978	55
IAC/InterActiveCorp (Ñ)	355	15
Ingram Micro, Inc. Class A (Æ)	616	11
Intel Corp.	4,366	109
International Business Machines Corp.	855	161
LSI Corp. (Æ)(Ñ)	94	1
Marvell Technology Group, Ltd. (Æ)	576	8
Mastercard, Inc. Class A	10	4
Microsoft Corp.	5,427	139
NCR Corp. (Æ)	1,686	29
NeuStar, Inc. Class A (Æ)	277	9
Oracle Corp.	3,037	95
QUALCOMM, Inc.	419	23
Symantec Corp. (Æ)	220	4
Synopsys, Inc. (Æ)	1,054	29
Tellabs, Inc. (Ñ)	860	3
Western Union Co. (The)	1,354	24
Xerox Corp.	70	1
Yahoo!, Inc. (Æ)	507	8

		1,342

Materials - 4.0%
Air Products & Chemicals, Inc. (Ñ)	203	17
Airgas, Inc. (Ñ)	11	1
Albemarle Corp.	114	6
Ball Corp.	864	30
CF Industries Holdings, Inc.	228	32
Eastman Chemical Co. (Ñ)	12	— ±
EI du Pont de Nemours & Co.	1,145	55
Freeport-McMoRan Copper & Gold, Inc.	678	27
MeadWestvaco Corp. (Ñ)	1,055	32
Monsanto Co.	128	9
Newmont Mining Corp.	331	23
Royal Gold, Inc.	52	4
WR Grace & Co. (Æ)	736	31

		267

Telecommunication Services - 2.6%
AT&T, Inc.	2,674	77
CenturyLink, Inc. (Ñ)	157	6
Verizon Communications, Inc. (Ñ)	2,445	92

		175

Utilities - 4.1%
AES Corp. (The) (Æ)(Ñ)	2,253	27
Alliant Energy Corp. (Ñ)	703	30
American Electric Power Co., Inc.	275	11
DTE Energy Co.	658	35
Duke Energy Corp. (Ñ)	2,190	46
Edison International	19	1
Entergy Corp. (Ñ)	11	1
Northeast Utilities	508	17
NV Energy, Inc.	1,828	28
PG&E Corp.	906	35
PPL Corp.	152	4
Public Service Enterprise Group, Inc.	22	1
Southern Co.	36	1
UGI Corp.	501	15
Xcel Energy, Inc.	754	20

		272

Total Common Stocks (cost $5,056)		6,727

Short-Term Investments - 0.0%
SSgA Prime Money Market Fund	3,308	3

Total Short-Term Investments (cost $3)		3

Disciplined Equity Fund	5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Other Securities - 5.6%
State Street Navigator Securities Prime Lending Portfolio (X)	373,735	374

Total Other Securities (cost $374)		374

Total Investments - 105.7% (identified cost $5,433)		7,104

Other Assets and Liabilities, Net - (5.7%)		(382)

Net Assets - 100.0%		6,722

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$735	$—	$—	$735
Consumer Staples	774	—	—	774
Energy	806	—	—	806
Financials	889	—	—	889
Health Care	760	—	—	760
Industrials	707	—	—	707
Information Technology	1,342	—	—	1,342
Materials	267	—	—	267
Telecommunication Services	175	—	—	175
Utilities	272	—	—	272
Short-Term Investments	3	—	—	3
Other Securities	—	374	—	374

Total Investments	$6,730	$374	$—	$7,104

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

6	Disciplined Equity Fund

SSgA
Small Cap Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.1%

Consumer Discretionary - 20.2%
1-800-Flowers.com, Inc. Class A (Æ)(Ñ)	3,673	9
AH Belo Corp. Class A (Ñ)	599	3
American Axle & Manufacturing Holdings, Inc. (Æ)(Ñ)	4,039	35
American Greetings Corp. Class A (Ñ)	2,142	36
ANN, Inc. (Æ)(Ñ)	1,661	39
Arctic Cat, Inc. (Æ)(Ñ)	1,830	36
Ascena Retail Group, Inc. (Æ)(Ñ)	1,621	45
Audiovox Corp. Class A (Æ)	1,131	8
Barnes & Noble, Inc. (Æ)(Ñ)	2,615	46
Benihana, Inc. Class A (Æ)	564	6
Big 5 Sporting Goods Corp. (Ñ)	963	9
Biglari Holdings, Inc. (Æ)(Ñ)	34	12
Bob Evans Farms, Inc. (Ñ)	805	27
Bon-Ton Stores, Inc. (The) (Ñ)	1,318	4
Boyd Gaming Corp. (Æ)(Ñ)	3,306	22
Bridgepoint Education, Inc. (Æ)(Ñ)	1,333	29
Brown Shoe Co., Inc. (Ñ)	1,286	11
Build-A-Bear Workshop, Inc. Class A (Æ)	802	6
Capella Education Co. (Æ)(Ñ)	205	7
Carrols Restaurant Group, Inc. (Æ)	900	9
Casual Male Retail Group, Inc. (Æ)(Ñ)	3,450	11
Cato Corp. (The) Class A (Ñ)	1,462	37
CEC Entertainment, Inc. (Ñ)	283	10
Charming Shoppes, Inc. (Æ)(Ñ)	2,655	10
Citi Trends, Inc. (Æ)(Ñ)	774	7
Coinstar, Inc. (Æ)(Ñ)	823	35
Coldwater Creek, Inc. (Æ)(Ñ)	4,685	4
Corinthian Colleges, Inc. (Æ)(Ñ)	4,366	12
Cost Plus, Inc. (Æ)	974	8
Crocs, Inc. (Æ)(Ñ)	1,407	22
CSS Industries, Inc. (Ñ)	279	6
Dana Holding Corp. (Æ)	3,468	43
Denny’s Corp. (Æ)(Ñ)	2,600	9
Destination Maternity Corp. (Ñ)	331	5
Drew Industries, Inc. (Ñ)	265	6
Eastman Kodak Co. (Æ)(Ñ)	7,898	9
Entravision Communications Corp. Class A (Æ)	3,216	5
Ethan Allen Interiors, Inc. (Ñ)	1,238	25
Exide Technologies (Æ)(Ñ)	2,338	7
Express, Inc.	1,290	29
Finish Line, Inc. (The) Class A (Ñ)	2,005	42
Francesca’s Holdings Corp. (Æ)(Ñ)	717	12
Fred’s, Inc. Class A (Ñ)	565	8
Furniture Brands International, Inc. (Æ)(Ñ)	2,737	3
Global Sources, Ltd. (Æ)(Ñ)	585	4
Grand Canyon Education, Inc. (Æ)(Ñ)	1,219	19
Group 1 Automotive, Inc. (Ñ)	866	43
Harte-Hanks, Inc. (Ñ)	2,130	19
Helen of Troy, Ltd. (Æ)	824	25
hhgregg, Inc. (Æ)(Ñ)	632	10
HOT Topic, Inc. (Ñ)	1,128	8
HSN, Inc. (Ñ)	1,074	39
Iconix Brand Group, Inc. (Æ)(Ñ)	1,438	25
Isle of Capri Casinos, Inc. (Æ)	1,030	5
Johnson Outdoors, Inc. Class A (Æ)(Ñ)	500	8
Jones Group, Inc. (The) (Ñ)	3,427	37
Journal Communications, Inc. Class A (Æ)	1,887	8
Kenneth Cole Productions, Inc. Class A (Æ)(Ñ)	463	5
La-Z-Boy, Inc. Class Z (Æ)(Ñ)	2,095	21
Libbey, Inc. (Æ)	464	6
Lifetime Brands, Inc.	456	5
LIN TV Corp. Class A (Æ)	1,584	5
Lincoln Educational Services Corp.	706	5
Liz Claiborne, Inc. (Æ)(Ñ)	6,014	50
Marcus Corp. (Ñ)	784	10
Matthews International Corp. Class A (Ñ)	731	24
McCormick & Schmick’s Seafood Restaurants, Inc. (Æ)	437	4
Men’s Wearhouse, Inc. (The) (Ñ)	1,446	40
Monarch Casino & Resort, Inc. (Æ)	520	5
Movado Group, Inc. (Ñ)	641	10
Multimedia Games Holding Co., Inc. (Æ)	799	6
New York & Co., Inc. (Æ)(Ñ)	1,974	5
Nexstar Broadcasting Group, Inc. Class A (Æ)	1,014	8
O’Charleys, Inc. (Æ)(Ñ)	821	5
Office Depot, Inc. (Æ)(Ñ)	15,961	36
OfficeMax, Inc. (Æ)(Ñ)	2,195	10
Orbitz Worldwide, Inc. (Æ)	1,498	5
Overstock.com, Inc. (Æ)(Ñ)	885	7
Oxford Industries, Inc. (Ñ)	822	31
Pacific Sunwear of California, Inc. (Æ)(Ñ)	2,242	3
Penske Automotive Group, Inc. (Ñ)	1,711	35
Perry Ellis International, Inc. (Æ)	707	10
Pier 1 Imports, Inc. (Æ)(Ñ)	3,284	45
Quiksilver, Inc. (Æ)	9,408	29
ReachLocal, Inc. (Æ)	694	6
Regis Corp. (Ñ)	1,304	21
Rue21, Inc. (Æ)	718	17
Ruth’s Hospitality Group, Inc. (Æ)(Ñ)	3,500	17
Scholastic Corp. (Ñ)	1,258	34

Small Cap Fund	7

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Sealy Corp. (Æ)	3,465	7
Select Comfort Corp. (Æ)(Ñ)	2,229	41
Shiloh Industries, Inc. (Ñ)	500	4
Sinclair Broadcast Group, Inc. Class A (Ñ)	2,363	24
Skullcandy, Inc. (Æ)(Ñ)	367	5
Sonic Automotive, Inc. Class A (Ñ)	2,373	35
Spartan Motors, Inc. (Ñ)	1,982	10
Stage Stores, Inc. (Ñ)	1,976	25
Standard Motor Products, Inc. (Ñ)	346	7
Stein Mart, Inc.	1,047	7
Steven Madden, Ltd. (Æ)(Ñ)	964	34
Strayer Education, Inc. (Ñ)	269	26
Systemax, Inc. (Æ)(Ñ)	2,246	33
Talbots, Inc. (Æ)(Ñ)	3,105	6
True Religion Apparel, Inc. (Æ)(Ñ)	1,040	37
Tuesday Morning Corp. (Æ)	2,518	8
Unifi, Inc. (Æ)(Ñ)	676	5
Universal Electronics, Inc. (Æ)(Ñ)	300	5
Universal Technical Institute, Inc. (Æ)	448	6
Valuevision Media, Inc. Class A (Æ)(Ñ)	1,663	3
West Marine, Inc. (Æ)(Ñ)	612	6
Zale Corp. (Æ)(Ñ)	2,972	10
Zumiez, Inc. (Æ)(Ñ)	815	19

		1,897

Consumer Staples - 4.4%
Casey’s General Stores, Inc. (Ñ)	702	38
Chefs’ Warehouse Holdings, Inc. (Æ)	384	5
Chiquita Brands International, Inc. (Æ)(Ñ)	763	6
Darling International, Inc. (Æ)(Ñ)	1,912	28
Dole Food Co., Inc. (Æ)(Ñ)	1,225	10
Elizabeth Arden, Inc. (Æ)(Ñ)	1,280	48
Farmer Bros Co. (Æ)(Ñ)	497	4
Fresh Del Monte Produce, Inc. (Ñ)	1,039	26
Ingles Markets, Inc. Class A (Ñ)	530	8
Inter Parfums, Inc. (Ñ)	1,075	18
Medifast, Inc. (Æ)(Ñ)	535	8
Nash Finch Co.	237	7
Nutraceutical International Corp. (Æ)(Ñ)	406	5
Pantry, Inc. (The) (Æ)	458	6
Revlon, Inc. Class A (Æ)(Ñ)	1,252	19
Rite Aid Corp. (Æ)(Ñ)	30,283	37
Ruddick Corp. (Ñ)	1,090	43
Spartan Stores, Inc. (Ñ)	500	9
Susser Holdings Corp. (Æ)(Ñ)	264	6
Universal Corp. (Ñ)	510	24
USANA Health Sciences, Inc. (Æ)(Ñ)	528	18
Village Super Market, Inc. Class A (Ñ)	330	10
Weis Markets, Inc. (Ñ)	481	19
Winn-Dixie Stores, Inc. (Æ)(Ñ)	1,563	9

		411

Energy - 6.4%
Alon USA Energy, Inc.	1,640	14
ATP Oil & Gas Corp. (Æ)(Ñ)	1,819	13
C&J Energy Services, Inc. (Æ)(Ñ)	1,054	21
Cal Dive International, Inc. (Æ)(Ñ)	3,826	9
Clayton Williams Energy, Inc. (Æ)(Ñ)	290	21
Cloud Peak Energy, Inc. (Æ)(Ñ)	1,014	22
CVR Energy, Inc. (Æ)	1,679	31
Energy Partners, Ltd. (Æ)	2,273	31
Energy XXI Bermuda, Ltd. (Æ)(Ñ)	992	31
Exterran Holdings, Inc. (Æ)	2,057	24
Frontline, Ltd./Bermuda (Ñ)	1,515	5
Geokinetics, Inc. (Æ)	904	2
Hallador Energy Co. (Ñ)	600	6
Helix Energy Solutions Group, Inc. (Æ)	2,736	49
ION Geophysical Corp. (Æ)(Ñ)	2,796	16
James River Coal Co. (Æ)(Ñ)	644	5
L&L Energy, Inc. (Æ)	2,694	8
Matrix Service Co. (Æ)(Ñ)	579	5
Newpark Resources, Inc. (Æ)(Ñ)	2,733	25
Parker Drilling Co. (Æ)(Ñ)	6,670	46
Patriot Coal Corp. (Æ)(Ñ)	1,802	19
Penn Virginia Corp. (Ñ)	1,335	7
Petroquest Energy, Inc. (Æ)(Ñ)	1,300	9
Stone Energy Corp. (Æ)(Ñ)	1,491	42
Swift Energy Co. (Æ)	738	22
Tesco Corp. (Æ)(Ñ)	2,256	30
USEC, Inc. (Æ)(Ñ)	4,511	6
Vaalco Energy, Inc. (Æ)(Ñ)	1,300	8
W&T Offshore, Inc.	1,708	34
Warren Resources, Inc. (Æ)(Ñ)	3,724	11
Western Refining, Inc. (Æ)(Ñ)	1,450	17
Westmoreland Coal Co. (Æ)(Ñ)	257	3
Willbros Group, Inc. (Æ)(Ñ)	1,563	6

		598

Financials - 14.2%
1st Source Corp. (Ñ)	1,660	42
Advance America Cash Advance Centers, Inc. (Ñ)	4,144	35
AG Mortgage Investment Trust, Inc. (Ñ)	608	11
American Capital Mortgage Investment Corp. (Ñ)	630	11
Artio Global Investors, Inc. Class A	1,791	11
Banner Corp.	698	11
BBCN Bancorp, Inc. (Æ)	1,537	14
BGC Partners, Inc. Class A (Ñ)	3,869	24

8	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Calamos Asset Management, Inc. Class A (Ñ)	2,050	24
CBL & Associates Properties, Inc. (Ñ)(ö)	3,470	50
Citizens & Northern Corp. (Ñ)	620	11
CNO Financial Group, Inc. (Æ)(Ñ)	4,433	28
Columbia Banking System, Inc. (Ñ)	2,126	38
Compass Diversified Holdings	2,815	36
DFC Global Corp. (Æ)(Ñ)	1,349	24
Doral Financial Corp. (Æ)	5,308	5
DuPont Fabros Technology, Inc. (Ñ)(ö)	1,973	44
Encore Capital Group, Inc. (Æ)(Ñ)	1,310	29
Ezcorp, Inc. Class A (Æ)	1,442	42
FBL Financial Group, Inc. Class A (Ñ)	1,172	40
FelCor Lodging Trust, Inc. (Æ)(ö)	1,892	5
Fidus Investment Corp.	851	11
Financial Institutions, Inc. (Ñ)	1,140	19
First Bancorp (Ñ)	1,085	13
First Commonwealth Financial Corp.	3,061	14
First Merchants Corp. (Ñ)	1,469	12
FirstMerit Corp. (Ñ)	3,285	48
FXCM, Inc. Class A (Ñ)	987	10
GFI Group, Inc. (Ñ)	7,886	34
Hanmi Financial Corp. (Æ)	11,186	10
Heritage Commerce Corp. (Æ)	2,331	12
Imperial Holdings, Inc. (Æ)	2,206	4
Independence Holding Co. (Ñ)	851	7
Investment Technology Group, Inc. (Æ)(Ñ)	1,228	13
LaSalle Hotel Properties (Ñ)(ö)	2,064	48
Meadowbrook Insurance Group, Inc. (Ñ)	3,568	36
National Bankshares, Inc.	471	13
National Financial Partners Corp. (Æ)(Ñ)	2,791	39
Netspend Holdings, Inc. (Æ)(Ñ)	5,309	34
New Mountain Finance Corp.	837	11
NorthStar Realty Finance Corp. (Ñ)(ö)	2,200	10
Pacific Capital Bancorp NA (Æ)(Ñ)	1,287	33
Phoenix Cos., Inc. (The) (Æ)(Ñ)	5,133	9
PMI Group, Inc. (The) (Æ)(Ñ)	27,017	1
Presidential Life Corp.	1,246	13
Primus Guaranty, Ltd. (Æ)(Ñ)	2,134	12
PrivateBancorp, Inc. Class A	3,786	36
Pzena Investment Management, Inc. Class A (Ñ)	656	3
RAIT Financial Trust (Ñ)(ö)	1,866	8
Republic Bancorp, Inc. Class A	1,482	31
S&T Bancorp, Inc.	2,019	37
Southwest Bancorp, Inc./Stillwater OK (Æ)(Ñ)	1,385	7
Sovran Self Storage, Inc. (ö)	431	18
StellarOne Corp. (Ñ)	1,037	13
Stewart Information Services Corp.	1,160	12
Suffolk Bancorp (Ñ)	1,233	11
Sunstone Hotel Investors, Inc. (Æ)(ö)	5,453	42
SVB Financial Group (Æ)(Ñ)	636	30
Union First Market Bankshares Corp.	1,530	20
Universal Insurance Holdings, Inc. (Ñ)	2,383	8
Virginia Commerce Bancorp, Inc. (Æ)(Ñ)	1,950	13
Washington Banking Co.	1,402	16
Webster Financial Corp.	1,534	30

		1,336

Health Care - 7.9%
Albany Molecular Research, Inc. (Æ)(Ñ)	1,828	4
Align Technology, Inc. (Æ)(Ñ)	1,060	26
Alliance HealthCare Services, Inc. (Æ)(Ñ)	2,393	3
Almost Family, Inc. (Æ)(Ñ)	322	5
Amedisys, Inc. (Æ)(Ñ)	2,279	27
AngioDynamics, Inc. (Æ)	431	6
Arthrocare Corp. (Æ)(Ñ)	1,331	40
Cambrex Corp. (Æ)(Ñ)	1,499	10
Centene Corp. (Æ)(Ñ)	1,346	52
Computer Programs & Systems, Inc. (Ñ)	110	5
CONMED Corp. (Æ)(Ñ)	1,475	39
Cornerstone Therapeutics, Inc. (Æ)	580	3
Cross Country Healthcare, Inc. (Æ)(Ñ)	1,479	8
CryoLife, Inc. (Æ)	1,154	5
DynaVox, Inc. Class A (Æ)(Ñ)	1,510	6
Five Star Quality Care, Inc. (Æ)	4,213	11
Gentiva Health Services, Inc. (Æ)	1,354	8
Horizon Pharma, Inc. (Æ)	328	2
Invacare Corp. (Ñ)	1,589	33
ISTA Pharmaceuticals, Inc. (Æ)(Ñ)	1,788	7
LHC Group, Inc. (Æ)(Ñ)	467	6
Medical Action Industries, Inc. (Æ)	533	2
Medicines Co. (The) (Æ)	2,449	46
Molina Healthcare, Inc. (Æ)(Ñ)	1,805	39
Momenta Pharmaceuticals, Inc. (Æ)	1,380	21
Nabi Biopharmaceuticals (Æ)	3,628	6
National Healthcare Corp.(Ñ)	511	21
Obagi Medical Products, Inc. (Æ)	604	6
Orthofix International NV (Æ)(Ñ)	548	19
Par Pharmaceutical Cos., Inc. (Æ)(Ñ)	1,279	41
Providence Service Corp. (The) (Æ)(Ñ)	570	7
RTI Biologics, Inc. (Æ)(Ñ)	1,870	8
Select Medical Holdings Corp. (Æ)(Ñ)	2,529	22
Solta Medical, Inc. (Æ)(Ñ)	4,246	10
Sun Healthcare Group, Inc. Class W (Æ)	2,630	8
Team Health Holdings, Inc. (Æ)(Ñ)	1,673	37

Small Cap Fund	9

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Triple-S Management Corp. Class B (Æ)	1,042	20
Viropharma, Inc. (Æ)(Ñ)	2,366	57
WellCare Health Plans, Inc. (Æ)(Ñ)	1,038	61

		737

Industrials - 17.3%
ACCO Brands Corp. (Æ)	934	9
Actuant Corp. Class A (Ñ)	1,535	35
Air Transport Services Group, Inc. (Æ)(Ñ)	1,475	7
Alaska Air Group, Inc. (Æ)(Ñ)	836	58
Albany International Corp. Class A (Ñ)	1,572	38
American Reprographics Co. (Æ)(Ñ)	1,653	8
American Woodmark Corp.	457	6
Ampco-Pittsburgh Corp. (Ñ)	395	8
Applied Industrial Technologies, Inc. (Ñ)	1,283	44
Atlas Air Worldwide Holdings, Inc. (Æ)	553	23
Barnes Group, Inc. (Ñ)	1,032	26
Barrett Business Services, Inc. (Ñ)	337	6
Beacon Roofing Supply, Inc. (Æ)(Ñ)	1,628	32
Belden, Inc. (Ñ)	1,300	43
Brady Corp. Class A (Ñ)	768	23
Briggs & Stratton Corp.	1,401	21
Brink’s Co. (The)	1,432	35
Broadwind Energy, Inc. (Æ)(Ñ)	7,300	5
Cascade Corp. (Ñ)	351	15
CDI Corp. (Ñ)	434	6
Cenveo, Inc. (Æ)(Ñ)	2,492	8
Comfort Systems USA, Inc. (Ñ)	598	6
Consolidated Graphics, Inc. (Æ)(Ñ)	624	32
Courier Corp.	782	9
Covenant Transportation Group, Inc. Class A (Æ)(Ñ)	946	3
Cubic Corp.	700	30
Curtiss-Wright Corp. (Ñ)	1,180	39
Deluxe Corp. (Ñ)	1,726	39
DXP Enterprises, Inc. (Æ)	1,312	40
EnergySolutions, Inc. (Æ)	2,620	8
EnerSys (Æ)(Ñ)	962	23
EnPro Industries, Inc. (Æ)(Ñ)	455	15
ESCO Technologies, Inc. (Ñ)	1,117	30
Federal Signal Corp. (Ñ)	2,026	8
Force Protection, Inc. (Æ)	1,797	10
Furmanite Corp. (Æ)(Ñ)	1,200	8
G&K Services, Inc. Class A (Ñ)	806	24
Genco Shipping & Trading, Ltd. (Æ)(Ñ)	979	7
GenCorp, Inc. (Æ)(Ñ)	1,377	8
Gibraltar Industries, Inc. (Æ)(Ñ)	975	13
GP Strategies Corp. (Æ)(Ñ)	700	9
Hawaiian Holdings, Inc. (Æ)(Ñ)	1,562	9
Herman Miller, Inc.	1,063	23
HNI Corp. (Ñ)	897	24
Hudson Highland Group, Inc. (Æ)	1,318	6
ICF International, Inc. (Æ)(Ñ)	449	12
Insperity, Inc. (Ñ)	1,343	33
Intersections, Inc. (Ñ)	351	4
John Bean Technologies Corp. (Ñ)	646	11
Kadant, Inc. (Æ)(Ñ)	400	8
Kelly Services, Inc. Class A (Ñ)	1,827	26
Kforce, Inc. (Æ)(Ñ)	1,471	18
Kimball International, Inc. Class B (Ñ)	1,560	9
Knoll, Inc. (Ñ)	2,019	31
Korn/Ferry International (Æ)	1,275	21
Lawson Products, Inc. (Ñ)	319	5
Layne Christensen Co. (Æ)(Ñ)	876	22
LB Foster Co. Class A (Ñ)	332	10
Meritor, Inc. (Æ)	2,284	14
Michael Baker Corp. (Æ)	449	9
Moog, Inc. Class A (Æ)(Ñ)	879	37
MYR Group, Inc. (Æ)(Ñ)	411	7
NACCO Industries, Inc. Class A	428	34
Navigant Consulting, Inc. (Æ)	3,062	35
NCI Building Systems, Inc. (Æ)	616	6
NN, Inc. (Æ)	742	5
On Assignment, Inc. (Æ)(Ñ)	1,000	10
Pacer International, Inc. (Æ)(Ñ)	1,664	7
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,674	32
Primoris Services Corp. (Ñ)	2,134	30
Republic Airways Holdings, Inc. (Æ)(Ñ)	3,022	12
Saia, Inc. (Æ)	430	5
Sauer-Danfoss, Inc. (Æ)	479	18
Spirit Airlines, Inc. (Æ)(Ñ)	1,145	18
Standex International Corp. (Ñ)	300	10
Steelcase, Inc. Class A (Ñ)	3,422	27
Sterling Construction Co., Inc. (Æ)	351	4
SYKES Enterprises, Inc. (Æ)(Ñ)	1,811	30
Teledyne Technologies, Inc. (Æ)	708	40
Tennant Co. (Ñ)	864	36
Trimas Corp. (Æ)(Ñ)	1,549	32
TrueBlue, Inc. (Æ)(Ñ)	1,478	19
United Stationers, Inc.	744	25
UniTek Global Services, Inc. (Æ)(Ñ)	643	3
Universal Truckload Services, Inc.	361	5
US Airways Group, Inc. (Æ)(Ñ)	3,911	18

		1,617

Information Technology - 20.0%
ACI Worldwide, Inc. (Æ)(Ñ)	1,388	42
Acxiom Corp. (Æ)(Ñ)	1,663	21
Advanced Energy Industries, Inc. (Æ)(Ñ)	1,250	13

10	Small Cap Fund

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Advent Software, Inc. (Æ)(Ñ)	792	21
Agilysys, Inc. (Æ)(Ñ)	645	5
Amtech Systems, Inc. (Æ)	727	7
Anadigics, Inc. (Æ)(Ñ)	2,841	6
Ancestry.com, Inc. (Æ)(Ñ)	1,254	30
Anixter International, Inc. (Æ)(Ñ)	733	45
Aviat Networks, Inc. (Æ)(Ñ)	2,446	4
Avid Technology, Inc. (Æ)(Ñ)	920	7
Axcelis Technologies, Inc. (Æ)(Ñ)	5,298	7
Black Box Corp. (Ñ)	420	12
Blue Coat Systems, Inc. (Æ)(Ñ)	1,255	23
Brightpoint, Inc. (Æ)(Ñ)	3,598	36
Brooks Automation, Inc.	2,818	27
CACI International, Inc. Class A (Æ)(Ñ)	790	45
CIBER, Inc. (Æ)(Ñ)	2,597	11
Convergys Corp. (Æ)(Ñ)	1,970	25
Cray, Inc. (Æ)	1,013	6
Deltek, Inc. (Æ)(Ñ)	1,192	10
Dialogic, Inc. (Æ)	1,369	2
Dice Holdings, Inc. (Æ)(Ñ)	3,489	27
Dot Hill Systems Corp. (Æ)(Ñ)	4,969	7
Electronics for Imaging, Inc. (Æ)	1,195	18
Emcore Corp. (Æ)(Ñ)	7,979	8
Emulex Corp. (Æ)	2,445	19
Entegris, Inc. (Æ)(Ñ)	5,316	45
Entropic Communications, Inc. (Æ)(Ñ)	1,742	9
ePlus, Inc. (Æ)(Ñ)	300	8
Extreme Networks (Æ)(Ñ)	3,155	10
Fair Isaac Corp. (Ñ)	1,580	57
FSI International, Inc. (Æ)(Ñ)	3,096	8
Global Cash Access Holdings, Inc. (Æ)(Ñ)	1,924	9
GT Advanced Technologies, Inc. (Æ)(Ñ)	3,330	26
Harmonic, Inc. (Æ)(Ñ)	6,436	35
Heartland Payment Systems, Inc. (Ñ)	541	12
Imation Corp. (Æ)(Ñ)	1,191	7
InfoSpace, Inc. (Æ)(Ñ)	919	9
Insight Enterprises, Inc. (Æ)(Ñ)	2,132	31
IntraLinks Holdings, Inc. (Æ)(Ñ)	1,171	6
Ixia (Æ)	3,179	35
j2 Global Communications, Inc. (Ñ)	1,167	32
JDA Software Group, Inc. (Æ)(Ñ)	605	19
Kemet Corp. (Æ)	1,219	10
Kenexa Corp. (Æ)(Ñ)	1,218	30
Kulicke & Soffa Industries, Inc. (Æ)(Ñ)	3,184	29
Lattice Semiconductor Corp. (Æ)(Ñ)	4,645	32
Littelfuse, Inc. (Ñ)	743	35
LTX-Credence Corp. (Æ)	1,550	9
Manhattan Associates, Inc. (Æ)(Ñ)	937	42
Mantech International Corp. Class A (Ñ)	628	21
Mentor Graphics Corp. (Æ)	1,947	25
MKS Instruments, Inc.	1,419	38
ModusLink Global Solutions, Inc. (Ñ)	2,136	9
MoneyGram International, Inc. (Æ)(Ñ)	1,422	24
Motricity, Inc. (Æ)(Ñ)	1,646	2
Move, Inc. (Æ)	1,424	9
MTS Systems Corp. (Ñ)	651	26
Netscout Systems, Inc. (Æ)(Ñ)	2,373	42
Newport Corp. (Æ)(Ñ)	2,295	30
Oclaro, Inc. (Æ)(Ñ)	2,252	7
Omnivision Technologies, Inc. (Æ)	1,315	14
Opnext, Inc. (Æ)	2,935	3
PC Connection, Inc.	1,085	11
Photronics, Inc. (Æ)(Ñ)	1,077	6
Power-One, Inc. (Æ)(Ñ)	3,589	15
Powerwave Technologies, Inc. (Æ)(Ñ)	2,202	5
Pulse Electronics Corp.	2,170	7
Quantum Corp. (Æ)(Ñ)	7,311	20
QuinStreet, Inc. (Æ)(Ñ)	2,440	23
Rosetta Stone, Inc. (Æ)	536	4
Rubicon Technology, Inc. (Æ)	565	5
Rudolph Technologies, Inc. (Æ)(Ñ)	1,211	10
Sanmina-SCI Corp. (Æ)	2,350	20
Seachange International, Inc. (Æ)(Ñ)	844	7
Smith Micro Software, Inc. (Æ)(Ñ)	5,346	6
Spansion, Inc. Class A (Æ)(Ñ)	1,914	17
Standard Microsystems Corp. (Æ)(Ñ)	1,347	34
STEC, Inc. (Æ)	2,692	25
Stream Global Services, Inc. (Æ)	876	3
SYNNEX Corp. (Æ)	712	21
Tangoe, Inc. (Æ)	399	5
Tekelec (Æ)(Ñ)	2,401	26
Tessera Technologies, Inc. (Æ)	1,450	25
THQ, Inc. (Æ)	3,774	6
TNS, Inc. (Æ)	1,415	28
Travelzoo, Inc. (Æ)(Ñ)	579	16
TriQuint Semiconductor, Inc. (Æ)(Ñ)	3,935	17
TTM Technologies, Inc. (Æ)(Ñ)	2,586	28
Ultra Clean Holdings (Æ)	1,434	8
Unisys Corp. (Æ)	2,003	48
United Online, Inc. (Ñ)	3,455	18
ValueClick, Inc. (Æ)(Ñ)	2,574	40
VASCO Data Security International, Inc. (Æ)(Ñ)	869	7
Veeco Instruments, Inc. (Æ)(Ñ)	1,366	34
Websense, Inc. (Æ)(Ñ)	1,736	31
Xyratex, Ltd. (Ñ)	687	9
Zygo Corp. (Æ)	600	10

		1,874

Small Cap Fund	11

SSgA
Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Materials - 7.3%
AEP Industries, Inc. (Æ)(Ñ)	217	5
AM Castle & Co. (Æ)(Ñ)	661	9
Boise, Inc. (Ñ)	3,297	20
Buckeye Technologies, Inc. (Ñ)	1,377	43
Century Aluminum Co. (Æ)(Ñ)	1,751	17
Chase Corp.	330	4
Ferro Corp. (Æ)(Ñ)	2,832	16
Georgia Gulf Corp. (Æ)	1,079	21
Golden Star Resources, Ltd. (Æ)(Ñ)	9,518	20
Graphic Packaging Holding Co. (Æ)(Ñ)	4,735	21
Handy & Harman, Ltd. (Æ)(Ñ)	322	4
Haynes International, Inc. (Ñ)	434	26
HB Fuller Co. (Ñ)	1,280	29
Hecla Mining Co. (Ñ)	4,006	25
Innophos Holdings, Inc.	877	43
Innospec, Inc. (Æ)	507	15
KapStone Paper and Packaging Corp. (Æ)	2,257	37
Koppers Holdings, Inc.	867	29
Landec Corp. (Æ)(Ñ)	928	6
Materion Corp. (Æ)(Ñ)	1,291	32
Minerals Technologies, Inc. (Ñ)	628	36
Myers Industries, Inc. (Ñ)	775	9
Neenah Paper, Inc. (Ñ)	571	11
Noranda Aluminum Holding Corp. (Ñ)	2,587	21
OM Group, Inc. (Æ)(Ñ)	1,200	27
PH Glatfelter Co.(Ñ)	1,728	25
PolyOne Corp. (Ñ)	2,730	29
Quaker Chemical Corp. (Ñ)	250	10
Spartech Corp. (Æ)	1,845	8
Stillwater Mining Co. (Æ)(Ñ)	2,013	22
Thompson Creek Metals Co., Inc. - ADR (Æ)(Ñ)	3,093	22
TPC Group, Inc. (Æ)	600	14
Worthington Industries, Inc. (Ñ)	1,845	32

		688

Telecommunication Services - 0.9%
Cbeyond, Inc. (Æ)(Ñ)	1,132	8
Fairpoint Communications, Inc. (Æ)	1,046	5
General Communication, Inc. Class A (Æ)(Ñ)	1,500	15
IDT Corp. Class B (Ñ)	689	9
Premiere Global Services, Inc. (Æ)(Ñ)	1,130	9
USA Mobility, Inc.	457	7
Vonage Holdings Corp. (Æ)(Ñ)	11,834	31

		84

Utilities - 0.5%
Chesapeake Utilities Corp. (Ñ)	843	36
Genie Energy, Ltd. Class B (Æ)(Ñ)	888	7

		43

Total Common Stocks (cost $9,105)		9,285

Short-Term Investments - 1.2%
SSgA Prime Money Market Fund	113,999	114

Total Short-Term Investments (cost $114)		114

Other Securities - 23.3%
State Street Navigator Securities Prime Lending Portfolio (X)	2,188,281	2,188

Total Other Securities (cost $2,188)		2,188

Total Investments - 123.6% (identified cost $11,407)		11,587

Other Assets and Liabilities, Net - (23.6%)		(2,211)

Net Assets - 100.0%		9,376

12	Small Cap Fund

SSgA
Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,897	$—	$—	$1,897
Consumer Staples	411	—	—	411
Energy	598	—	—	598
Financials	1,336	—	—	1,336
Health Care	737	—	—	737
Industrials	1,617	—	—	1,617
Information Technology	1,874	—	—	1,874
Materials	688	—	—	688
Telecommunication Services	84	—	—	84
Utilities	43	—	—	43
Short-Term Investments	114	—	—	114
Other Securities	—	2,188	—	2,188

Total Investments	$9,399	$2,188	$—	$11,587

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund	13

This page has been intentionally left blank.

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.7%

Apartments - 17.5%
AvalonBay Communities, Inc. (Ñ)(ö)	20,175	2,519
Colonial Properties Trust (ö)	42,961	853
Equity Residential (Ñ)(ö)	59,417	3,279
Essex Property Trust, Inc. (Ñ)(ö)	9,861	1,310
Home Properties, Inc. (Ñ)(ö)	15,896	874
UDR, Inc. (Ñ)(ö)	37,035	870

		9,705

Diversified - 10.1%
Digital Realty Trust, Inc. (Ñ)(ö)	31,322	1,989
Duke Realty Corp. (Ñ)(ö)	66,299	769
Vornado Realty Trust (ö)	37,656	2,803

		5,561

Healthcare - 11.2%
HCP, Inc. (ö)	47,107	1,821
Health Care REIT, Inc. (ö)	29,881	1,499
Ventas, Inc. (Ñ)(ö)	54,406	2,870

		6,190

Hotels/Leisure - 9.6%
Ashford Hospitality Trust, Inc. (Ñ)(ö)	49,132	391
DiamondRock Hospitality Co. (Ñ)(ö)	64,063	562
Hersha Hospitality Trust Class A (Ñ)(ö)	98,427	423
Host Hotels & Resorts, Inc. (Ñ)(ö)	162,882	2,305
LaSalle Hotel Properties (Ñ)(ö)	42,878	1,004
Starwood Hotels & Resorts Worldwide, Inc.	13,730	655

		5,340

Industrial - 4.8%
ProLogis, Inc. (ö)	95,938	2,669

Office - 11.2%
Boston Properties, Inc. (Ñ)(ö)	32,893	3,137
Douglas Emmett, Inc. (Ñ)(ö)	50,550	909
Kilroy Realty Corp. (Ñ)(ö)	17,801	643
SL Green Realty Corp. (Ñ)(ö)	22,575	1,486

		6,175

Regional Malls - 19.5%
Macerich Co. (The) (Ñ)(ö)	29,726	1,490
Simon Property Group, Inc. (ö)	58,557	7,281
Tanger Factory Outlet Centers (Ñ)(ö)	35,529	1,007
Taubman Centers, Inc. (Ñ)(ö)	15,836	987

		10,765

Shopping Centers - 6.8%
Acadia Realty Trust (Ñ)(ö)	33,392	654
Federal Realty Investment Trust (Ñ)(ö)	14,184	1,254
Kimco Realty Corp. (ö)	117,363	1,851

		3,759

Storage - 9.0%
Extra Space Storage, Inc. (Ñ)(ö)	43,140	1,040
Public Storage (ö)	29,859	3,938

		4,978

Total Common Stocks (cost $33,752)		55,142

Short-Term Investments - 0.5%
SSgA Prime Money Market Fund	293,011	293

Total Short-Term Investments (cost $293)		293

Other Securities - 16.6%
State Street Navigator Securities Prime Lending Portfolio (X)	9,183,428	9,183

Total Other Securities (cost $9,183)		9,183

Total Investments - 116.8% (identified cost $43,228)		64,618

Other Assets and Liabilities, Net - (16.8%)		(9,281)

Net Assets - 100.0%		55,337

Tuckerman Active REIT Fund	15

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total
Apartments	$9,705	$—	$—	$9,705
Diversified	5,561	—	—	5,561
Healthcare	6,190	—	—	6,190
Hotels/Leisure	5,340	—	—	5,340
Industrial	2,669	—	—	2,669
Office	6,175	—	—	6,175
Regional Malls	10,765	—	—	10,765
Shopping Centers	3,759	—	—	3,759
Storage	4,978	—	—	4,978
Short-Term Investments	293	—	—	293
Other Securities	—	9,183	—	9,183

Total Investments	$55,435	$9,183	$—	$64,618

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of the financial statements.

16	Tuckerman Active REIT Fund

SSgA
IAM SHARES Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.5%

Consumer Discretionary - 12.0%
99 Cents Only Stores (Æ)(Ñ)	6,800	149
Amazon.com, Inc. (Æ)	4,500	865
AMC Networks, Inc. Class A (Æ)(Ñ)	800	29
AutoNation, Inc. (Æ)(Ñ)	7,300	264
Bed Bath & Beyond, Inc. (Æ)	3,900	236
Best Buy Co., Inc.	5,225	142
Brunswick Corp. (Ñ)	3,500	65
Cablevision Systems Corp. Class A	3,200	48
Carnival Corp.	4,300	143
CBS Corp. Class B	10,201	266
Coach, Inc.	11,376	712
Comcast Corp. Class A (Æ)	42,966	974
Denny’s Corp. (Æ)(Ñ)	14,500	49
DIRECTV, Inc. Class A (Æ)(Ñ)	11,111	525
DR Horton, Inc. (Ñ)	5,100	61
Ethan Allen Interiors, Inc. (Ñ)	4,666	95
Family Dollar Stores, Inc.	3,600	214
Ford Motor Co.	52,943	561
Gannett Co., Inc. (Ñ)	6,000	65
Gap, Inc. (The)	7,300	136
Genuine Parts Co.	2,800	164
Goodyear Tire & Rubber Co. (The) (Æ)	4,300	60
H&R Block, Inc. (Ñ)	3,700	58
Hanesbrands, Inc. (Æ)(Ñ)	3,100	76
Harley-Davidson, Inc.	7,200	265
Home Depot, Inc.	27,700	1,086
Jakks Pacific, Inc. (Ñ)	1,900	36
JC Penney Co., Inc. (Ñ)	3,900	125
Johnson Controls, Inc.	10,300	324
Kohl’s Corp.	5,700	307
Leggett & Platt, Inc. (Ñ)	7,900	177
Liberty Global, Inc. Class A (Æ)	3,900	154
Liberty Media Corp. Class A (Æ)	601	46
Liberty Media Corp. - Interactive (Æ)	7,298	119
Lowe’s Cos., Inc.	20,000	480
Macy’s, Inc.	9,268	300
Marriott International, Inc. Class A	9,400	288
Marriott Vacations Worldwide Corp. (Æ)	940	15
Matthews International Corp. Class A (Ñ)	3,000	99
McClatchy Co. (The) Class A (Æ)	15,070	18
McDonald’s Corp.	17,930	1,713
Meredith Corp. (Ñ)	4,900	142
Netflix, Inc. (Æ)	100	6
New York Times Co. (The) Class A (Æ)(Ñ)	7,200	52
Newell Rubbermaid, Inc.	10,100	155
News Corp. Class A	27,100	473
Nike, Inc. Class B	2,500	240
Nordstrom, Inc. (Ñ)	3,600	163
Omnicom Group, Inc.	3,200	138
Penske Automotive Group, Inc. (Ñ)	1,100	22
priceline.com, Inc. (Æ)(Ñ)	700	340
PVH Corp.	5,200	353
Sears Holdings Corp. (Æ)(Ñ)	4,339	262
Sonic Automotive, Inc. Class A (Ñ)	4,700	69
Staples, Inc.	8,400	121
Starbucks Corp.	8,800	383
Starwood Hotels & Resorts Worldwide, Inc.	4,300	205
Target Corp.	14,600	769
Tiffany & Co.	6,000	402
Time Warner Cable, Inc.	4,363	264
Time Warner, Inc. (Ñ)	17,383	605
Viacom, Inc. Class A	10,001	448
Walt Disney Co. (The)	29,400	1,054
Washington Post Co. (The) Class B (Ñ)	321	115
Whirlpool Corp. (Ñ)	3,000	147
Wyndham Worldwide Corp.	3,360	119
Yum! Brands, Inc.	5,200	291

		18,847

Consumer Staples - 10.5%
Altria Group, Inc.	34,585	992
Archer-Daniels-Midland Co.	10,998	331
Arden Group, Inc. Class A (Ñ)	700	68
Campbell Soup Co. (Ñ)	5,990	195
Church & Dwight Co., Inc. (Ñ)	3,200	142
Coca-Cola Co. (The)	31,675	2,130
Colgate-Palmolive Co.	3,700	339
ConAgra Foods, Inc.	9,900	250
Costco Wholesale Corp.	7,000	597
CVS Caremark Corp.	19,119	743
Dean Foods Co. (Æ)	4,700	48
Energizer Holdings, Inc. (Æ)(Ñ)	400	29
General Mills, Inc.	100	4
Great Atlantic & Pacific Tea Co., Inc. (The) (Æ)(Ñ)	13,200	1
Imperial Sugar Co. (Ñ)	2,800	12
JM Smucker Co. (The)	4,007	304
Katy Industries, Inc. (Æ)	5,900	2
Kellogg Co. (Ñ)	5,435	267
Kimberly-Clark Corp.	8,188	585
Kraft Foods, Inc. Class A	24,309	879
Kroger Co. (The)	15,300	355
Lorillard, Inc.	1,000	112
Mead Johnson Nutrition Co. Class A	2,722	205
PepsiCo, Inc.	22,338	1,430
Philip Morris International, Inc.	29,085	2,217
Procter & Gamble Co. (The)	41,621	2,687
Rite Aid Corp. (Æ)(Ñ)	25,600	31

IAM SHARES Fund	17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Safeway, Inc.	11,100	222
Sara Lee Corp.	17,430	330
SUPERVALU, Inc. (Ñ)	5,900	43
Sysco Corp. (Ñ)	10,400	297
TreeHouse Foods, Inc. (Æ)(Ñ)	1,600	105
Walgreen Co.	16,300	550

		16,502

Energy - 12.4%
Anadarko Petroleum Corp.	7,000	569
Apache Corp.	5,400	537
Baker Hughes, Inc.	7,200	393
BP PLC - ADR	2,949	128
Cabot Oil & Gas Corp.	800	71
Cameron International Corp. (Æ)	4,400	238
Chesapeake Energy Corp.	5,200	132
Chevron Corp.	29,829	3,067
ConocoPhillips	23,777	1,696
Devon Energy Corp.	7,700	504
El Paso Corp.	10,300	258
EOG Resources, Inc.	3,200	332
Exxon Mobil Corp.	74,780	6,015
Halliburton Co.	18,160	668
Hess Corp.	6,700	404
Lufkin Industries, Inc. (Ñ)	1,400	98
Marathon Oil Corp.	8,200	229
Marathon Petroleum Corp.	4,100	137
National Oilwell Varco, Inc.	4,400	316
Newfield Exploration Co. (Æ)	1,800	82
Occidental Petroleum Corp.	9,500	940
Range Resources Corp.	1,300	93
Schlumberger, Ltd.	21,882	1,648
Southwestern Energy Co. (Æ)	5,700	217
Spectra Energy Corp.	9,498	279
Valero Energy Corp.	8,200	183
Williams Cos., Inc. (The)	8,400	271

		19,505

Financials - 11.8%
Aegon NV (Æ)(Ñ)	8,014	35
Aflac, Inc.	7,900	343
Allstate Corp. (The)	8,800	236
American Express Co.	19,300	927
American Financial Group, Inc.	15,521	559
American International Group, Inc. (Æ)	1,703	40
Ameriprise Financial, Inc.	3,340	153
Aon Corp.	5,900	271
AvalonBay Communities, Inc. (Ñ)(ö)	300	37
Bank of America Corp.	130,632	711
Bank of New York Mellon Corp. (The)	15,898	309
BB&T Corp.	7,500	174
Berkshire Hathaway, Inc. Class B (Æ)	19,500	1,536
Capital One Financial Corp.	6,661	297
Charles Schwab Corp. (The)	13,300	159
Chubb Corp. (The)	2,800	189
Citigroup, Inc.	43,510	1,196
CME Group, Inc. Class A	1,200	299
Discover Financial Services	6,550	156
E*Trade Financial Corp. (Æ)	1,170	11
Equity Residential (ö)	700	39
Fifth Third Bancorp	6,400	77
Franklin Resources, Inc.	2,000	202
Goldman Sachs Group, Inc. (The)	6,900	661
Hartford Financial Services Group, Inc. (Ñ)	3,200	57
Host Hotels & Resorts, Inc. (Ñ)(ö)	28,417	402
HSBC Holdings PLC - ADR	9,306	364
Hudson City Bancorp, Inc.	7,600	42
IntercontinentalExchange, Inc. (Æ)	1,400	170
Janus Capital Group, Inc. (Ñ)	14,987	99
JPMorgan Chase & Co.	52,034	1,612
KeyCorp	6,500	47
M&T Bank Corp. (Ñ)	1,200	88
Marsh & McLennan Cos., Inc.	9,000	272
MetLife, Inc. (Ñ)	11,099	349
Moody’s Corp. (Ñ)	4,000	139
Morgan Stanley	16,400	243
Northern Trust Corp.	4,200	158
People’s United Financial, Inc. (Ñ)	8,200	102
Plum Creek Timber Co., Inc. (Ñ)(ö)	2,400	88
PNC Financial Services Group, Inc.	5,450	295
Potlatch Corp. (Ñ)(ö)	7,700	248
Principal Financial Group, Inc.	2,600	63
Progressive Corp. (The)	9,600	181
ProLogis, Inc. (ö)	1,428	40
Prudential Financial, Inc.	7,600	385
Public Storage (ö)	1,800	237
Regions Financial Corp.	9,142	38
Simon Property Group, Inc. (ö)	3,271	407
SLM Corp.	6,300	81
SunTrust Banks, Inc.	3,500	63
Travelers Cos., Inc. (The)	14,483	815
US Bancorp	23,612	612
Ventas, Inc. (Ñ)(ö)	3,933	208
Vornado Realty Trust (ö)	2,144	160
Wells Fargo & Co.	61,035	1,578
Weyerhaeuser Co. (Ñ)(ö)	14,290	240

		18,500

Health Care - 11.5%
Abbott Laboratories	21,900	1,195
Aetna, Inc.	7,900	330

18	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Agilent Technologies, Inc. (Æ)	4,142	155
Allergan, Inc.	4,300	360
Allied Healthcare Products (Æ)(Ñ)	1,100	4
Amgen, Inc.	14,872	861
Baxter International, Inc.	11,136	575
Biogen Idec, Inc. (Æ)	4,500	517
Boston Scientific Corp. (Æ)	17,863	105
Bristol-Myers Squibb Co.	21,688	710
Cardinal Health, Inc.	4,000	170
CareFusion Corp. (Æ)	2,000	50
Celgene Corp. (Æ)	7,300	461
Cigna Corp.	4,500	199
Coventry Health Care, Inc. (Æ)	2,100	67
Edwards Lifesciences Corp. (Æ)	4,466	295
Eli Lilly & Co.	13,700	519
Express Scripts, Inc. Class A (Æ)(Ñ)	9,200	420
Forest Laboratories, Inc. (Æ)	4,800	144
Gilead Sciences, Inc. (Æ)	13,400	534
Humana, Inc.	2,200	195
Johnson & Johnson	38,000	2,459
Life Technologies Corp. (Æ)	4,212	163
McKesson Corp.	4,600	374
Medco Health Solutions, Inc. (Æ)	8,624	489
Medtronic, Inc.	16,900	616
Merck & Co., Inc.	43,515	1,556
PerkinElmer, Inc.	4,700	89
Pfizer, Inc.	105,773	2,123
St. Jude Medical, Inc.	5,200	200
STERIS Corp. (Ñ)	3,191	96
Stryker Corp. (Ñ)	3,400	166
Thermo Fisher Scientific, Inc. (Æ)	7,600	359
UnitedHealth Group, Inc.	17,700	863
WellPoint, Inc.	8,100	571
Zimmer Holdings, Inc. (Æ)(Ñ)	3,370	170

		18,160

Industrials - 12.1%
3M Co.	11,300	916
Actuant Corp. Class A (Ñ)	5,600	128
Alaska Air Group, Inc. (Æ)(Ñ)	800	56
Ametek, Inc.	4,800	206
Arkansas Best Corp.	1,600	31
Avery Dennison Corp.	1,900	50
Avis Budget Group, Inc. (Æ)	1,800	21
AZZ, Inc. (Ñ)	800	34
Boeing Co. (The)	10,400	714
Caterpillar, Inc.	9,821	961
CSX Corp.	24,900	541
Cummins, Inc.	3,700	356
Danaher Corp.	11,600	561
Deere & Co.	7,200	571
Dover Corp.	5,300	291
Eaton Corp.	7,600	341
Emerson Electric Co.	12,600	658
FedEx Corp.	3,100	258
Gardner Denver, Inc.	800	69
General Dynamics Corp.	5,710	377
General Electric Co.	145,321	2,312
Goodrich Corp.	2,200	268
Hexcel Corp. (Æ)(Ñ)	2,600	65
HNI Corp. (Ñ)	900	24
Honeywell International, Inc.	11,462	621
Huntington Ingalls Industries, Inc. (Æ)(Ñ)	799	25
Illinois Tool Works, Inc.	8,608	391
Jacobs Engineering Group, Inc. (Æ)	2,800	116
Kansas City Southern (Æ)	2,550	173
Koninklijke Philips Electronics NV	1,161	24
L-3 Communications Holdings, Inc. Class 3 (Ñ)	2,500	166
Lockheed Martin Corp. (Ñ)	4,819	377
Manitowoc Co., Inc. (The) (Ñ)	2,300	25
Manpower, Inc.	2,100	77
Masco Corp. (Ñ)	14,300	137
Norfolk Southern Corp.	6,700	506
Northrop Grumman Corp. (Ñ)	4,796	274
PACCAR, Inc. (Ñ)	6,675	271
Parker Hannifin Corp.	3,000	248
Precision Castparts Corp.	2,500	412
Raytheon Co.	5,800	264
Republic Services, Inc. Class A	4,680	128
Rockwell Automation, Inc.	3,900	293
Rockwell Collins, Inc. (Ñ)	2,100	115
RR Donnelley & Sons Co. (Ñ)	5,700	86
Ryder System, Inc.	4,800	251
Siemens AG - ADR	200	20
Snap-on, Inc.	1,600	82
Southwest Airlines Co.	12,825	107
Stanley Black & Decker, Inc.	4,715	309
Tecumseh Products Co. Class A (Æ)(Ñ)	1,600	8
Terex Corp. (Æ)(Ñ)	1,800	28
Textron, Inc. (Ñ)	5,600	109
Toro Co. (The) (Ñ)	2,300	130
Union Pacific Corp.	8,500	879
United Continental Holdings, Inc. (Æ)(Ñ)	734	13
United Parcel Service, Inc. Class B	15,714	1,127
United Technologies Corp.	13,500	1,034
US Airways Group, Inc. (Æ)(Ñ)	5,000	24
Valmont Industries, Inc.	300	26

IAM SHARES Fund	19

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Waste Management, Inc. (Ñ)	10,218	320
Watts Water Technologies, Inc. Class A (Ñ)	400	15

		19,020

Information Technology - 17.9%
Adobe Systems, Inc. (Æ)	8,200	225
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,100	46
Amphenol Corp. Class A	5,200	236
Analog Devices, Inc.	6,800	237
Apple, Inc. (Æ)	12,400	4,739
Applied Materials, Inc.	20,600	222
Autodesk, Inc. (Æ)	3,000	102
Automatic Data Processing, Inc.	6,900	353
Broadcom Corp. Class A	5,850	178
CA, Inc.	4,900	104
Cisco Systems, Inc.	79,400	1,480
Computer Sciences Corp. (Ñ)	4,845	118
Corning, Inc.	23,600	313
Dell, Inc. (Æ)	26,300	415
Diebold, Inc. (Ñ)	2,300	69
eBay, Inc. (Æ)	16,100	476
Electronic Arts, Inc. (Æ)	6,400	148
EMC Corp. (Æ)	30,000	690
Energy Conversion Devices, Inc. (Æ)(Ñ)	36,400	12
F5 Networks, Inc. (Æ)	1,100	124
Google, Inc. Class A (Æ)	3,300	1,978
Hewlett-Packard Co.	34,932	976
Intel Corp.	75,400	1,878
International Business Machines Corp.	19,100	3,591
Juniper Networks, Inc. (Æ)	2,600	59
KLA-Tencor Corp.	2,500	115
Mastercard, Inc. Class A	1,400	524
Micron Technology, Inc. (Æ)(Ñ)	13,500	81
Microsoft Corp.	104,600	2,676
Motorola Mobility Holdings, Inc. (Æ)	4,487	175
Motorola Solutions, Inc.	5,128	239
NetApp, Inc. (Æ)	4,900	181
Oracle Corp.	57,949	1,817
Paychex, Inc.	4,300	125
QUALCOMM, Inc.	21,200	1,162
Quantum Corp. (Æ)(Ñ)	14,000	38
Seagate Technology PLC	2,200	38
Symantec Corp. (Æ)	16,445	269
Texas Instruments, Inc.	20,800	626
Total System Services, Inc. (Ñ)	2,032	41
Visa, Inc. Class A	4,600	446
Western Union Co. (The)	8,736	152
Xerox Corp.	22,700	185
Xilinx, Inc.	7,000	229
Yahoo!, Inc. (Æ)	20,700	325

		28,213

Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	402
AK Steel Holding Corp. (Ñ)	5,800	49
Alcoa, Inc. (Ñ)	20,300	203
Allegheny Technologies, Inc.	3,300	166
AngloGold Ashanti, Ltd. - ADR	830	40
Ashland, Inc. (Ñ)	1,204	67
Ball Corp.	3,400	119
Bemis Co., Inc. (Ñ)	2,800	83
CF Industries Holdings, Inc.	400	56
Chemtura Corp./New (Æ)(Ñ)	6	— ±
Crown Holdings, Inc. (Æ)	3,400	110
Dow Chemical Co. (The)	16,788	465
Ecolab, Inc. (Ñ)	3,800	217
EI du Pont de Nemours & Co.	8,700	415
FMC Corp.	1,300	109
Freeport-McMoRan Copper & Gold, Inc.	9,552	378
International Paper Co.	11,073	314
Martin Marietta Materials, Inc. (Ñ)	1,500	117
Materion Corp. (Æ)	1,000	25
MeadWestvaco Corp.	3,000	90
Monsanto Co.	5,100	375
Newmont Mining Corp.	5,600	386
Owens-Illinois, Inc. (Æ)	2,900	57
PPG Industries, Inc.	2,900	254
Schnitzer Steel Industries, Inc. Class A (Ñ)	1,100	51
Sherwin-Williams Co. (The)	3,500	304
Sigma-Aldrich Corp. (Ñ)	2,300	149
Temple-Inland, Inc.	5,100	162
Vulcan Materials Co. (Ñ)	3,600	117

		5,280

Telecommunication Services - 2.8%
American Tower Corp. Class A (Æ)	900	53
AT&T, Inc.	81,781	2,370
CenturyLink, Inc. (Ñ)	8,265	310
Frontier Communications Corp. (Ñ)	9,906	57
Sprint Nextel Corp. (Æ)	39,389	106
Verizon Communications, Inc.	41,272	1,557

		4,453

Utilities - 3.2%
AES Corp. (The) (Æ)	11,000	133
Ameren Corp.	3,000	101
American Electric Power Co., Inc.	5,300	210
Consolidated Edison, Inc.	4,100	244

20	IAM SHARES Fund

SSgA
IAM SHARES Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Constellation Energy Group, Inc.	3,000	120
Dominion Resources, Inc.	10,600	547
Duke Energy Corp. (Ñ)	19,496	407
Edison International	5,500	216
Entergy Corp.	2,900	204
Exelon Corp. (Ñ)	10,800	479
FirstEnergy Corp.	4,200	187
NextEra Energy, Inc.	6,500	360
PG&E Corp.	5,800	225
PPL Corp.	6,400	192
Progress Energy, Inc. Class D	600	33
Public Service Enterprise Group, Inc.	8,400	277
Sempra Energy	4,100	218
Southern Co.	14,700	645
Wisconsin Energy Corp. (Ñ)	4,600	153
Xcel Energy, Inc.	4,000	105

		5,056

Total Common Stocks (cost $135,734)		153,536

Short-Term Investments - 2.1%
SSgA Prime Money Market Fund	2,965,953	2,966
United States Treasury Bills
Zero coupon due 01/12/12 (ç)(ÿ)	323	323

Total Short-Term Investments (cost $3,289)		3,289

Other Securities - 3.9%
State Street Navigator Securities Prime Lending Portfolio (X)	6,069,711	6,070

Total Other Securities (cost $6,070)		6,070

Total Investments - 103.5% (identified cost $145,093)		162,895

Other Assets and Liabilities, Net - (3.5%)		(5,540)

Net Assets - 100.0%		157,355

Amounts in thousands (except contract amounts)
	Number of			Expiration		Unrealized Appreciation (Depreciation)
Futures Contracts	Contracts	Notional Amount		Date		$

Long Positions
S&P 500 Index Futures (CME)	12	USD	3,738	12	/11	179

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						179

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	21

SSgA
IAM SHARES Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$18,847	$—	$—	$18,847
Consumer Staples	16,502	—	—	16,502
Energy	19,505	—	—	19,505
Financials	18,500	—	—	18,500
Health Care	18,160	—	—	18,160
Industrials	19,020	—	—	19,020
Information Technology	28,213	—	—	28,213
Materials	5,280	—	—	5,280
Telecommunication Services	4,453	—	—	4,453
Utilities	5,056	—	—	5,056
Short-Term Investments	2,966	323	—	3,289
Other Securities	—	6,070	—	6,070

Total Investments	156,502	6,393	—	162,895

Other Financial Instruments
Futures Contracts	179	—	—	179

Total Other Financial Instruments*	$179	$—	$—	$179

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation(depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	IAM SHARES Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 99.9%

Consumer Discretionary - 13.6%
1-800-Flowers.com, Inc. Class A (Æ)	1,013	2
American Axle & Manufacturing Holdings, Inc. (Æ)	13,861	122
American Greetings Corp. Class A	3,838	65
Arctic Cat, Inc. (Æ)	199	4
Ascena Retail Group, Inc. (Æ)	588	16
Bebe Stores, Inc.	492	4
Belo Corp. Class A	3,531	21
Benihana, Inc. Class A (Æ)	550	6
Biglari Holdings, Inc. (Æ)	302	104
Blyth, Inc.	532	35
Bob Evans Farms, Inc.	1,122	38
Body Central Corp. (Æ)	1,881	40
Brunswick Corp.	156	3
Cato Corp. (The) Class A	2,895	74
CEC Entertainment, Inc.	705	24
Charming Shoppes, Inc. (Æ)	500	2
Cinemark Holdings, Inc.	2,832	56
Cooper Tire & Rubber Co.	290	4
Crocs, Inc. (Æ)	2,380	37
CSS Industries, Inc.	468	10
Dana Holding Corp. (Æ)	7,962	99
Denny’s Corp. (Æ)	27,530	94
Destination Maternity Corp.	1,790	26
Digital Generation, Inc. (Æ)	3,040	35
Domino’s Pizza, Inc. (Æ)	985	32
Einstein Noah Restaurant Group, Inc.	967	13
EW Scripps Co. Class A (Æ)	3,411	29
Exide Technologies (Æ)	7,471	21
Express, Inc.	6,332	144
Finish Line, Inc. (The) Class A	5,734	121
Genesco, Inc. (Æ)	1,021	60
Gerber Scientific, Inc. (Æ)	600	— ±
Grand Canyon Education, Inc. (Æ)	831	13
Hillenbrand, Inc.	1,837	42
HSN, Inc.	1,904	68
Iconix Brand Group, Inc. (Æ)	5,729	99
Interval Leisure Group, Inc. (Æ)	1,072	15
Jakks Pacific, Inc.	3,765	72
Jones Group, Inc. (The)	1,087	12
Journal Communications, Inc. Class A (Æ)	1,100	5
Knology, Inc. (Æ)	2,055	29
Libbey, Inc. (Æ)	1,578	19
Lifetime Brands, Inc.	1,300	16
Live Nation Entertainment, Inc. (Æ)	1,123	10
Maidenform Brands, Inc. (Æ)	2,105	39
Matthews International Corp. Class A	1,594	53
Men’s Wearhouse, Inc. (The)	2,948	82
Multimedia Games Holding Co., Inc. (Æ)	3,453	26
National CineMedia, Inc.	262	3
Nexstar Broadcasting Group, Inc. Class A (Æ)	416	3
Nutrisystem, Inc.	3,118	36
O’Charleys, Inc. (Æ)	824	5
Orbitz Worldwide, Inc. (Æ)	985	3
Oxford Industries, Inc.	960	36
Papa John’s International, Inc. (Æ)	3,700	140
PF Chang’s China Bistro, Inc.	3,152	96
Rent-A-Center, Inc. Class A	5,061	182
Scholastic Corp.	300	8
Select Comfort Corp. (Æ)	460	9
Shuffle Master, Inc. (Æ)	2,409	27
Sinclair Broadcast Group, Inc. Class A	12,032	124
Six Flags Entertainment Corp.	931	35
Sotheby’s Class A	4,344	136
Stage Stores, Inc.	6,998	88
Standard Motor Products, Inc.	2,600	51
Steiner Leisure, Ltd. (Æ)	753	35
Steinway Musical Instruments, Inc. (Æ)	238	6
Stewart Enterprises, Inc. Class A	11,721	73
Sturm Ruger & Co., Inc.	2,585	83
Superior Industries International, Inc.	200	3
Systemax, Inc. (Æ)	1,449	21
Town Sports International Holdings, Inc. (Æ)	7,159	52
Unifi, Inc. (Æ)	1,136	9
Warnaco Group, Inc. (The) (Æ)	2,787	141
Wet Seal, Inc. (The) Class A (Æ)	12,041	42
Wolverine World Wide, Inc.	981	36

		3,424

Consumer Staples - 3.4%
B&G Foods, Inc. Class A	2,144	48
Boston Beer Co., Inc. Class A (Æ)	200	20
Casey’s General Stores, Inc.	472	25
Central Garden and Pet Co. Class A (Æ)	1,911	17
Fresh Del Monte Produce, Inc.	5,067	127
J&J Snack Foods Corp.	495	26
Lancaster Colony Corp.	223	16
Medifast, Inc. (Æ)	1,100	15
Nash Finch Co.	2,233	62
Nu Skin Enterprises, Inc. Class A	1,744	83
Nutraceutical International Corp. (Æ)	200	2
Omega Protein Corp. (Æ)	2,443	21
Pantry, Inc. (The) (Æ)	614	8
Prestige Brands Holdings, Inc. (Æ)	8,859	87
Revlon, Inc. Class A (Æ)	2,108	32

Enhanced Small Cap Fund	23

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Rite Aid Corp. (Æ)	13,300	16
Ruddick Corp.	1,451	58
Smart Balance, Inc. (Æ)	4,858	26
Spartan Stores, Inc.	1,379	25
Susser Holdings Corp. (Æ)	1,979	45
Universal Corp.	1,954	93
Village Super Market, Inc. Class A	146	4
Weis Markets, Inc.	200	8

		864

Energy - 6.8%
Basic Energy Services, Inc. (Æ)	1,268	24
Bill Barrett Corp. (Æ)	3,210	125
Cal Dive International, Inc. (Æ)	11,801	28
Callon Petroleum Co. (Æ)	2,300	12
Clayton Williams Energy, Inc. (Æ)	662	49
Contango Oil & Gas Co. (Æ)	2,049	129
Crosstex Energy, Inc.	3,995	48
CVR Energy, Inc. (Æ)	6,071	111
DHT Holdings, Inc.	3,615	3
Energy Partners, Ltd. (Æ)	8,269	114
Geokinetics, Inc. (Æ)	1,400	4
GeoResources, Inc. (Æ)	1,800	51
Global Geophysical Services, Inc. (Æ)	3,257	23
Goodrich Petroleum Corp. (Æ)	290	4
Helix Energy Solutions Group, Inc. (Æ)	5,273	94
ION Geophysical Corp. (Æ)	2,233	13
Mitcham Industries, Inc. (Æ)	2,739	40
Natural Gas Services Group, Inc. (Æ)	200	3
Newpark Resources, Inc. (Æ)	8,047	72
Parker Drilling Co. (Æ)	18,433	128
Patriot Coal Corp. (Æ)	1,397	15
Petroquest Energy, Inc. (Æ)	3,796	26
Pioneer Drilling Co. (Æ)	6,209	68
REX American Resources Corp. (Æ)	2,432	45
Stone Energy Corp. (Æ)	5,189	147
Targa Resources Corp.	665	23
Tesco Corp. (Æ)	700	9
Tetra Technologies, Inc. (Æ)	9,009	83
Union Drilling, Inc. (Æ)	1,759	13
Vaalco Energy, Inc. (Æ)	8,128	51
W&T Offshore, Inc.	6,063	121
Warren Resources, Inc. (Æ)	2,600	7
Western Refining, Inc. (Æ)	2,985	35

		1,718

Financials - 21.3%
1st Source Corp.	2,485	62
Advance America Cash Advance Centers, Inc.	2,692	23
Alexander’s, Inc. (ö)	58	23
Alliance Financial Corp.	100	3
Alterra Capital Holdings, Ltd.	127	3
American Equity Investment Life Holding Co.	5,712	63
Ameris Bancorp (Æ)	2,426	24
Amtrust Financial Services, Inc.	2,648	70
Anworth Mortgage Asset Corp. (ö)	19,229	122
Apollo Commercial Real Estate Finance, Inc. (ö)	1,553	21
Apollo Investment Corp.	3,537	26
Argo Group International Holdings, Ltd.	1,728	51
Arlington Asset Investment Corp. Class A	466	9
ARMOUR Residential REIT, Inc. (ö)	14,436	103
Artio Global Investors, Inc. Class A	7,433	44
Associated Estates Realty Corp. (ö)	4,784	77
Bancfirst Corp.	190	7
Banco Latinoamericano de Comercio Exterior SA Class E	4,686	77
Bancorp, Inc. (Æ)	1,631	13
Bank of Marin Bancorp	53	2
Bank of the Ozarks, Inc.	1,873	53
BankFinancial Corp.	546	3
Banner Corp.	1,559	25
BBCN Bancorp, Inc. (Æ)	1,838	17
Berkshire Hills Bancorp, Inc.	619	12
BGC Partners, Inc. Class A	1,916	12
BlackRock Kelso Capital Corp.	14	— ±
Camden National Corp.	100	3
CapLease, Inc. (ö)	7,037	29
Capstead Mortgage Corp. (ö)	9,004	112
Cardinal Financial Corp.	965	10
Cathay General Bancorp	2,599	36
Center Financial Corp. (Æ)	5,384	40
Chatham Lodging Trust(ö)	200	2
Chemical Financial Corp.	742	15
City Holding Co.	1,331	43
Clifton Savings Bancorp, Inc.	900	9
CNO Financial Group, Inc. (Æ)	6,881	44
Cogdell Spencer, Inc. (ö)	6,500	24
Colonial Properties Trust (ö)	1,165	23
Colony Financial, Inc. (ö)	2,448	36
Community Bank System, Inc.	965	26
Community Trust Bancorp, Inc.	806	23
Compass Diversified Holdings	2,440	31
Coresite Realty Corp. (ö)	3,208	54
Cousins Properties, Inc. (ö)	8,434	50
Cowen Group, Inc. Class A (Æ)	4,716	12
Credit Acceptance Corp. (Æ)	727	60
CreXus Investment Corp. (ö)	11,781	115
CYS Investments, Inc. (ö)	1,100	14

24	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Delphi Financial Group, Inc. Class A	3,441	95
Diamond Hill Investment Group, Inc. (Æ)	120	9
Dime Community Bancshares, Inc.	1,915	23
Dynex Capital, Inc. (ö)	322	3
Eagle Bancorp, Inc. (Æ)	280	4
Education Realty Trust, Inc. (ö)	5,798	54
Enterprise Financial Services Corp.	520	8
Ezcorp, Inc. Class A (Æ)	4,091	119
FBR & Co. (Æ)	2,700	5
FelCor Lodging Trust, Inc. (Æ)(ö)	7,081	19
Fifth Street Finance Corp.	410	4
First American Financial Corp.	2,923	34
First Bancorp	1,000	12
First Commonwealth Financial Corp.	8,895	41
First Community Bancshares, Inc.	1,500	19
First Financial Corp.	520	17
First Midwest Bancorp, Inc.	8,468	80
First of Long Island Corp. (The)	200	5
First Potomac Realty Trust (ö)	3,288	42
Flagstone Reinsurance Holdings SA	4,560	37
Flushing Financial Corp.	1,541	20
FNB Corp.	6,981	74
Fox Chase Bancorp, Inc.	470	6
Gladstone Capital Corp.	700	5
Gladstone Commercial Corp. (ö)	171	3
Gladstone Investment Corp.	700	5
Gleacher & Co., Inc. (Æ)	2,861	4
Glimcher Realty Trust (ö)	540	5
Hampton Roads Bankshares, Inc. (Æ)	800	3
Harleysville Group, Inc.	34	2
Hatteras Financial Corp. (ö)	114	3
Hercules Technology Growth Capital, Inc.	4,486	42
Heritage Financial Corp.	200	3
Hersha Hospitality Trust Class A (ö)	11,591	50
Home Bancshares, Inc.	871	22
Home Federal Bancorp, Inc.	400	4
Imperial Holdings, Inc. (Æ)	1,586	3
International Bancshares Corp.	2,992	54
Invesco Mortgage Capital, Inc. (ö)	6,944	110
Investment Technology Group, Inc. (Æ)	9,037	96
Investors Bancorp, Inc. (Æ)	2,167	30
Kearny Financial Corp.	1,200	12
Kite Realty Group Trust (ö)	1,100	5
Kohlberg Capital Corp.	1,500	10
Lakeland Bancorp, Inc.	267	2
Lakeland Financial Corp.	700	17
Lexington Realty Trust (ö)	12,826	97
Maiden Holdings, Ltd.	4,892	43
MainSource Financial Group, Inc.	1,777	15
MB Financial, Inc.	900	15
MCG Capital Corp.	11,059	49
Meadowbrook Insurance Group, Inc.	7,766	79
Medley Capital Corp.	621	6
Metro Bancorp, Inc. (Æ)	1,190	10
MFA Financial, Inc. (ö)	23,724	163
Montpelier Re Holdings, Ltd.	3,133	53
MPG Office Trust, Inc. (Æ)(ö)	940	2
National Financial Partners Corp. (Æ)	2,214	31
National Health Investors, Inc. (ö)	850	36
National Penn Bancshares, Inc.	2,880	24
NBT Bancorp, Inc.	1,509	32
Nelnet, Inc. Class A	1,800	41
Newcastle Investment Corp. (ö)	7,914	35
NGP Capital Resources Co.	1,792	13
NorthStar Realty Finance Corp. (ö)	1,600	7
Northwest Bancshares, Inc.	8,235	102
OceanFirst Financial Corp.	420	5
Ocwen Financial Corp. (Æ)	4,468	59
Old National Bancorp	2,576	29
OmniAmerican Bancorp, Inc. (Æ)	300	4
Oriental Financial Group, Inc.	1,613	18
PennantPark Investment Corp.	3,530	37
PennyMac Mortgage Investment Trust (ö)	2,580	42
Peoples Bancorp, Inc.	730	9
PHH Corp. (Æ)	500	8
Piper Jaffray Cos. (Æ)	1,384	29
Platinum Underwriters Holdings, Ltd.	1,936	67
Primerica, Inc.	947	22
PrivateBancorp, Inc. Class A	880	8
ProAssurance Corp.	900	72
Prospect Capital Corp.	630	6
Prosperity Bancshares, Inc.	2,746	110
Provident Financial Services, Inc.	536	7
Provident New York Bancorp	325	2
Republic Bancorp, Inc. Class A	1,332	28
Resource Capital Corp. (ö)	1,900	10
RLJ Lodging Trust(ö)	2,400	38
Safeguard Scientifics, Inc. (Æ)	1,011	17
Saul Centers, Inc. (ö)	434	15
SeaBright Holdings, Inc.	1,052	7
Solar Capital, Ltd.	904	21
Southside Bancshares, Inc.	801	17
Starwood Property Trust, Inc. (ö)	4,718	84
StellarOne Corp.	300	4
Strategic Hotels & Resorts, Inc. (Æ)(ö)	25,250	127
Suffolk Bancorp	1,025	9
Summit Hotel Properties, Inc. (ö)	2,200	19
Sun Communities, Inc. (ö)	1,742	62
Susquehanna Bancshares, Inc.	10,281	81

Enhanced Small Cap Fund	25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
SWS Group, Inc. (Æ)	2,380	15
Symetra Financial Corp.	2,400	23
Terreno Realty Corp. (ö)	200	3
Texas Capital Bancshares, Inc. (Æ)	109	3
THL Credit, Inc.	207	3
Tower Bancorp, Inc.	124	3
Trustco Bank Corp. NY	2,142	11
Trustmark Corp.	454	10
Two Harbors Investment Corp. (ö)	14,035	131
UMB Financial Corp.	279	10
Umpqua Holdings Corp.	4,015	50
United Bankshares, Inc.	974	26
United Financial Bancorp, Inc.	300	5
Urstadt Biddle Properties, Inc. Class A (ö)	1,200	20
ViewPoint Financial Group	1,410	18
WesBanco, Inc.	1,585	31
Western Alliance Bancorp (Æ)	3,630	23
Westwood Holdings Group, Inc.	320	12
Winthrop Realty Trust(ö)	400	4
Wintrust Financial Corp.	100	3
World Acceptance Corp. (Æ)	710	49

		5,355

Health Care - 12.2%
Achillion Pharmaceuticals, Inc. (Æ)	900	6
Acorda Therapeutics, Inc. (Æ)	517	12
Affymetrix, Inc. (Æ)	1,216	5
Albany Molecular Research, Inc. (Æ)	2,203	5
Alkermes PLC (Æ)	2,406	37
Alliance HealthCare Services, Inc. (Æ)	1,289	2
American Dental Partners, Inc. (Æ)	1,903	36
Amicus Therapeutics, Inc. (Æ)	800	2
AngioDynamics, Inc. (Æ)	700	11
Antares Pharma, Inc. (Æ)	1,800	5
Arqule, Inc. (Æ)	3,324	19
Array Biopharma, Inc. (Æ)	2,400	5
Arthrocare Corp. (Æ)	1,289	38
Assisted Living Concepts, Inc. Class A	1,581	22
Astex Pharmaceuticals (Æ)	14,977	23
athenahealth, Inc. (Æ)	100	6
Biolase Technology, Inc. (Æ)	5,962	17
Cambrex Corp. (Æ)	3,400	23
Cantel Medical Corp.	2,880	76
Cepheid, Inc. (Æ)	543	19
Computer Programs & Systems, Inc.	1,057	48
CONMED Corp. (Æ)	1,875	49
Cornerstone Therapeutics, Inc. (Æ)	1,400	8
Corvel Corp. (Æ)	235	11
CryoLife, Inc. (Æ)	7,083	29
Cubist Pharmaceuticals, Inc. (Æ)	3,123	120
Cynosure, Inc. Class A (Æ)	1,801	22
Depomed, Inc. (Æ)	12,115	59
DexCom, Inc. (Æ)	400	3
Durect Corp. (Æ)	2,058	3
Dusa Pharmaceuticals, Inc. (Æ)	3,586	13
Dyax Corp. (Æ)	9,518	14
DynaVox, Inc. Class A (Æ)	2,356	9
Emergent Biosolutions, Inc. (Æ)	1,531	26
Five Star Quality Care, Inc. (Æ)	3,532	9
Gentiva Health Services, Inc. (Æ)	200	1
GTx, Inc. (Æ)	6,821	19
Haemonetics Corp. (Æ)	959	57
Harvard Bioscience, Inc. (Æ)	900	4
HealthSouth Corp. (Æ)	6,694	116
Hi-Tech Pharmacal Co., Inc. (Æ)	100	4
ICU Medical, Inc. (Æ)	106	5
Immunomedics, Inc. (Æ)	1,087	4
Impax Laboratories, Inc. (Æ)	3,389	68
Incyte Corp., Ltd. (Æ)	6,289	87
Inhibitex, Inc. (Æ)	1,493	22
Integra LifeSciences Holdings Corp. (Æ)	340	11
Invacare Corp.	4,046	83
Jazz Pharmaceuticals, Inc. (Æ)	776	31
Kensey Nash Corp. (Æ)	843	21
Ligand Pharmaceuticals, Inc. Class B (Æ)	2,014	24
Magellan Health Services, Inc. (Æ)	2,671	135
Medical Action Industries, Inc. (Æ)	1,000	5
Medidata Solutions, Inc. (Æ)	700	14
Medtox Scientific, Inc. (Æ)	698	10
Metropolitan Health Networks, Inc. (Æ)	4,232	31
Momenta Pharmaceuticals, Inc. (Æ)	3,245	49
Nabi Biopharmaceuticals (Æ)	14,330	26
National Healthcare Corp.	230	10
Neoprobe Corp. (Æ)	1,600	4
Neurocrine Biosciences, Inc. (Æ)	7,155	47
NxStage Medical, Inc. (Æ)	544	11
Obagi Medical Products, Inc. (Æ)	2,116	21
Omnicell, Inc. (Æ)	341	5
Orexigen Therapeutics, Inc. (Æ)	17,854	32
Orthofix International NV (Æ)	1,303	45
Par Pharmaceutical Cos., Inc. (Æ)	4,417	143
PDL BioPharma, Inc.	21,916	140
PharMerica Corp. (Æ)	2,110	33
Progenics Pharmaceuticals, Inc. (Æ)	806	5
Providence Service Corp. (The) (Æ)	1,487	17
PSS World Medical, Inc. (Æ)	4,883	119
RadNet, Inc. (Æ)	4,440	11
RTI Biologics, Inc. (Æ)	23,736	101
Santarus, Inc. (Æ)	9,146	27
Sciclone Pharmaceuticals, Inc. (Æ)	4,519	20

26	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
SonoSite, Inc. (Æ)	1,679	69
Spectranetics Corp. (Æ)	910	6
Spectrum Pharmaceuticals, Inc. (Æ)	776	11
SurModics, Inc. (Æ)	1,242	15
Synovis Life Technologies, Inc. (Æ)	700	13
Team Health Holdings, Inc. (Æ)	2,110	46
Triple-S Management Corp. Class B (Æ)	4,250	83
Universal American Corp.	2,992	39
US Physical Therapy, Inc.	1,200	24
Vanda Pharmaceuticals, Inc. (Æ)	1,407	7
Viropharma, Inc. (Æ)	7,249	174
WellCare Health Plans, Inc. (Æ)	2,960	173
Wright Medical Group, Inc. (Æ)	189	3
Zalicus, Inc. (Æ)	1,969	2
Zoll Medical Corp. (Æ)	100	5

		3,080

Industrials - 15.9%
AAR Corp.	200	4
ACCO Brands Corp. (Æ)	4,196	40
Accuride Corp. (Æ)	1,600	10
Air Transport Services Group, Inc. (Æ)	4,091	20
Aircastle, Ltd.	4,476	52
Alamo Group, Inc.	800	23
Alaska Air Group, Inc. (Æ)	552	38
Albany International Corp. Class A	1,792	43
Altra Holdings, Inc. (Æ)	2,346	42
Amerco, Inc. (Æ)	752	59
Ampco-Pittsburgh Corp.	253	5
AO Smith Corp.	2,345	92
Applied Industrial Technologies, Inc.	1,933	67
Astronics Corp. (Æ)	100	4
AT Cross Co. Class A (Æ)	700	8
Atlas Air Worldwide Holdings, Inc. (Æ)	1,221	52
Avis Budget Group, Inc. (Æ)	858	10
AZZ, Inc.	400	17
Barrett Business Services, Inc.	312	6
Belden, Inc.	4,813	159
Brady Corp. Class A	678	20
Brink’s Co. (The)	5,033	124
CBIZ, Inc. (Æ)	4,450	27
Celadon Group, Inc.	6,970	75
Ceradyne, Inc. (Æ)	3,035	90
Clarcor, Inc.	2,786	135
Colfax Corp. (Æ)	1,604	47
Comfort Systems USA, Inc.	3,866	40
Consolidated Graphics, Inc. (Æ)	1,540	78
Cubic Corp.	1,848	78
Deluxe Corp.	1,715	39
Dolan Co. (The) (Æ)	2,457	22
Douglas Dynamics, Inc.	1,215	19
Ducommun, Inc.	2,072	25
DXP Enterprises, Inc. (Æ)	1,307	40
Dycom Industries, Inc. (Æ)	1,012	20
EMCOR Group, Inc.	2,186	56
EnerSys (Æ)	3,826	92
EnPro Industries, Inc. (Æ)	30	1
Exponent, Inc. (Æ)	400	19
Federal Signal Corp.	4,527	17
Force Protection, Inc. (Æ)	10,185	56
Franklin Electric Co., Inc.	497	23
G&K Services, Inc. Class A	300	9
GenCorp, Inc. (Æ)	8,438	46
Generac Holdings, Inc. (Æ)	400	10
Gibraltar Industries, Inc. (Æ)	1,661	23
Great Lakes Dredge & Dock Corp.	11,595	70
Hawaiian Holdings, Inc. (Æ)	3,811	23
Heartland Express, Inc.	3,876	53
Herman Miller, Inc.	257	6
Houston Wire & Cable Co.	183	2
Hurco Cos., Inc. (Æ)	854	20
Huron Consulting Group, Inc. (Æ)	700	24
Insperity, Inc.	1,553	38
Intersections, Inc.	2,484	26
John Bean Technologies Corp.	1,306	21
Kadant, Inc. (Æ)	5,078	104
Knoll, Inc.	2,567	39
Lawson Products, Inc.	319	5
LB Foster Co. Class A	331	9
LMI Aerospace, Inc. (Æ)	1,466	24
Lydall, Inc. (Æ)	1,900	17
Marten Transport, Ltd.	2,018	37
MasTec, Inc. (Æ)	2,779	44
Meritor, Inc. (Æ)	6,700	40
Miller Industries, Inc.	1,397	22
Mistras Group, Inc. (Æ)	958	23
Moog, Inc. Class A (Æ)	310	13
Mueller Industries, Inc.	1,510	58
NACCO Industries, Inc. Class A	507	40
Navigant Consulting, Inc. (Æ)	700	8
NCI Building Systems, Inc. (Æ)	1,800	17
Old Dominion Freight Line, Inc. (Æ)	550	21
On Assignment, Inc. (Æ)	3,072	32
Orbital Sciences Corp. (Æ)	4,010	60
Pacer International, Inc. (Æ)	1,131	5
Park-Ohio Holdings Corp. (Æ)	997	19
Powell Industries, Inc. (Æ)	73	2
Primoris Services Corp.	1,861	26
Quality Distribution, Inc. (Æ)	1,138	11
Quanex Building Products Corp.	3,514	53
RailAmerica, Inc. (Æ)	208	3
Rollins, Inc.	2,259	50

Enhanced Small Cap Fund	27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
RPX Corp. (Æ)	1,087	15
Saia, Inc. (Æ)	321	4
Sauer-Danfoss, Inc. (Æ)	3,390	127
Schawk, Inc. Class A	800	10
Seaboard Corp.	42	84
Spirit Airlines, Inc. (Æ)	2,900	47
Standex International Corp.	743	24
Steelcase, Inc. Class A	4,056	32
Sterling Construction Co., Inc. (Æ)	1,340	17
Swift Transportation Co. Class A (Æ)	2,200	19
SYKES Enterprises, Inc. (Æ)	7,781	127
TAL International Group, Inc.	1,773	47
Teledyne Technologies, Inc. (Æ)	523	30
TRC Cos., Inc. (Æ)	2,325	12
Trimas Corp. (Æ)	2,752	56
TrueBlue, Inc. (Æ)	2,500	32
Twin Disc, Inc.	136	6
United Rentals, Inc. (Æ)	752	21
United Stationers, Inc.	200	7
US Airways Group, Inc. (Æ)	9,383	44
Viad Corp.	2,952	55
VSE Corp.	72	2
Werner Enterprises, Inc.	5,031	118
Woodward, Inc.	639	27

		4,010

Information Technology - 16.9%
ACI Worldwide, Inc. (Æ)	3,926	118
Actuate Corp. (Æ)	5,135	34
Acxiom Corp. (Æ)	4,730	59
Anaren, Inc. (Æ)	938	16
Ancestry.com, Inc. (Æ)	700	17
Anixter International, Inc. (Æ)	359	22
Arris Group, Inc. (Æ)	7,916	85
Aspen Technology, Inc. (Æ)	4,705	84
Aviat Networks, Inc. (Æ)	3,747	7
Benchmark Electronics, Inc. (Æ)	2,152	30
Black Box Corp.	765	22
Brightpoint, Inc. (Æ)	6,975	70
Brooks Automation, Inc.	6,007	57
Cabot Microelectronics Corp. (Æ)	2,129	89
Cardtronics, Inc. (Æ)	3,140	85
CIBER, Inc. (Æ)	5,440	23
Coherent, Inc. (Æ)	2,087	106
Communications Systems, Inc.	367	5
Comtech Telecommunications Corp.	3,951	120
Convergys Corp. (Æ)	6,674	86
Cray, Inc. (Æ)	644	4
CSG Systems International, Inc. (Æ)	3,950	60
Digi International, Inc. (Æ)	4,526	50
Digimarc Corp. (Æ)	466	12
Diodes, Inc. (Æ)	648	13
DSP Group, Inc. (Æ)	1,668	10
Earthlink, Inc.	11,273	71
Ebix, Inc.	931	20
Electro Rent Corp.	700	11
Electro Scientific Industries, Inc.	156	2
Electronics for Imaging, Inc. (Æ)	800	12
Entegris, Inc. (Æ)	16,346	138
Fair Isaac Corp.	2,070	75
Global Cash Access Holdings, Inc. (Æ)	9,328	42
GT Advanced Technologies, Inc. (Æ)	10,290	79
Imation Corp. (Æ)	735	4
InfoSpace, Inc. (Æ)	4,198	40
Insight Enterprises, Inc. (Æ)	6,988	102
Integrated Device Technology, Inc. (Æ)	14,510	84
Internap Network Services Corp. (Æ)	1,746	9
IntraLinks Holdings, Inc. (Æ)	466	2
IXYS Corp. (Æ)	3,865	45
Lattice Semiconductor Corp. (Æ)	17,936	124
Liquidity Services, Inc. (Æ)	1,430	49
Littelfuse, Inc.	2,368	111
Manhattan Associates, Inc. (Æ)	2,861	129
MAXIMUS, Inc.	1,872	78
Measurement Specialties, Inc. (Æ)	644	18
MicroStrategy, Inc. Class A (Æ)	559	69
MKS Instruments, Inc.	1,109	30
ModusLink Global Solutions, Inc.	4,931	21
MoneyGram International, Inc. (Æ)	687	12
Monotype Imaging Holdings, Inc. (Æ)	8,973	133
Multi-Fineline Electronix, Inc. (Æ)	155	3
Nanometrics, Inc. (Æ)	2,648	44
Netgear, Inc. (Æ)	570	22
Netscout Systems, Inc. (Æ)	757	13
Newport Corp. (Æ)	2,153	28
Omnivision Technologies, Inc. (Æ)	2,225	24
Oplink Communications, Inc. (Æ)	3,057	50
OSI Systems, Inc. (Æ)	2,259	108
Perficient, Inc. (Æ)	856	7
Pericom Semiconductor Corp. (Æ)	3,562	28
Photronics, Inc. (Æ)	9,442	55
Plantronics, Inc.	3,339	115
Power-One, Inc. (Æ)	286	1
Powerwave Technologies, Inc. (Æ)	953	2
Progress Software Corp. (Æ)	3,551	72
Pulse Electronics Corp.	3,030	9
QAD, Inc. Class A (Æ)	400	4
Quantum Corp. (Æ)	10,381	28
Quest Software, Inc. (Æ)	5,147	93
Radisys Corp. (Æ)	1,173	5
RF Micro Devices, Inc. (Æ)	3,059	19
Richardson Electronics, Ltd.	559	7

28	Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$
Seachange International, Inc. (Æ)	1,190	10
SS&C Technologies Holdings, Inc. (Æ)	1,200	19
Stamps.com, Inc. (Æ)	1,526	42
Standard Microsystems Corp. (Æ)	1,270	32
Symmetricom, Inc. (Æ)	6,919	36
SYNNEX Corp. (Æ)	347	10
TeleNav, Inc. (Æ)	4,719	39
TeleTech Holdings, Inc. (Æ)	5,343	94
Tessera Technologies, Inc. (Æ)	6,083	106
Tyler Technologies, Inc. (Æ)	1,002	32
Ultratech, Inc. (Æ)	1,682	39
Unisys Corp. (Æ)	2,204	53
Universal Display Corp. (Æ)	300	12
ValueClick, Inc. (Æ)	7,959	123
VirnetX Holding Corp. (Æ)	724	14
Websense, Inc. (Æ)	903	16
XO Group, Inc. (Æ)	1,000	7
Xyratex, Ltd.	2,576	35

		4,250

Materials - 5.2%
A Schulman, Inc.	1,900	39
Boise, Inc.	12,279	73
Buckeye Technologies, Inc.	2,996	93
Coeur d’Alene Mines Corp. (Æ)	1,966	58
Ferro Corp. (Æ)	7,952	46
Georgia Gulf Corp. (Æ)	156	3
Golden Star Resources, Ltd. (Æ)	4,600	10
Graphic Packaging Holding Co. (Æ)	8,932	40
Handy & Harman, Ltd. (Æ)	206	2
Hecla Mining Co.	9,774	61
Innospec, Inc. (Æ)	3,381	98
Kaiser Aluminum Corp.	1,266	59
KapStone Paper and Packaging Corp. (Æ)	5,182	86
Minerals Technologies, Inc.	1,937	112
Myers Industries, Inc.	2,400	29
NewMarket Corp.	776	154
Noranda Aluminum Holding Corp.	3,081	25
PH Glatfelter Co.	1,739	25
PolyOne Corp.	8,666	93
Sensient Technologies Corp.	1,752	66
Spartech Corp. (Æ)	425	2
Tredegar Corp.	2,162	47
Universal Stainless & Alloy (Æ)	100	4
Worthington Industries, Inc.	4,424	78

		1,303

Telecommunication Services - 1.1%
Cincinnati Bell, Inc. (Æ)	19,816	58
General Communication, Inc. Class A (Æ)	4,901	50
IDT Corp. Class B	4,247	55
Premiere Global Services, Inc. (Æ)	2,516	21
SureWest Communications	208	2
USA Mobility, Inc.	3,969	56
Vonage Holdings Corp. (Æ)	16,451	43

		285

Utilities - 3.5%
Avista Corp.	3,231	81
Cadiz, Inc. (Æ)	800	7
California Water Service Group	776	14
Chesapeake Utilities Corp.	400	17
El Paso Electric Co.	3,501	121
Genie Energy, Ltd. Class B (Æ)	4,247	31
Idacorp, Inc.	3,005	123
Laclede Group, Inc. (The)	778	31
New Jersey Resources Corp.	1,414	67
NorthWestern Corp.	1,004	35
PNM Resources, Inc.	7,887	151
Portland General Electric Co.	700	17
South Jersey Industries, Inc.	401	22
Southwest Gas Corp.	2,317	94
Unisource Energy Corp.	1,540	57

		868

Total Common Stocks (cost $22,086)		25,157

Short-Term Investments - 0.2%
SSgA Prime Money Market Fund	44,766	45

Total Short-Term Investments (cost $45)		45

Total Investments - 100.1% (identified cost $22,131)		25,202

Other Assets and Liabilities, Net - (0.1%)		(15)

Net Assets - 100.0%		25,187

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund	29

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$3,424	$—	$—	$3,424
Consumer Staples	864	—	—	864
Energy	1,718	—	—	1,718
Financials	5,355	—	—	5,355
Health Care	3,080	—	—	3,080
Industrials	4,010	—	—	4,010
Information Technology	4,250	—	—	4,250
Materials	1,303	—	—	1,303
Telecommunication Services	285	—	—	285
Utilities	868	—	—	868
Short-Term Investments	45	—	—	45

Total Investments	$25,202	$—	$—	$25,202

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30	Enhanced Small Cap Fund

SSgA
Directional Core Equity Fund
Schedule of Investments — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Common Stocks - 97.0%

Consumer Discretionary - 9.9%
Aaron’s, Inc. Class A (Û)	912	24
ANN, Inc. (Æ)(Û)	1,071	25
Best Buy Co., Inc.	733	20
Brinker International, Inc. (Û)	971	23
Coinstar, Inc. (Æ)	592	25
Dillard’s, Inc. Class A (Û)	434	21
DISH Network Corp. Class A (Û)	723	18
Harman International Industries, Inc.	369	15
Macy’s, Inc. (Û)	1,086	35
McDonald’s Corp. (Û)	202	19
PVH Corp.	379	26
TRW Automotive Holdings Corp. (Æ)(Û)	149	5
VF Corp. (Û)	138	19

		275

Consumer Staples - 6.5%
Coca-Cola Co. (The) (Û)	223	15
Constellation Brands, Inc. Class A (Æ)(Û)	1,139	22
Kroger Co. (The) (Û)	1,055	24
PepsiCo, Inc. (Û)	131	8
Philip Morris International, Inc. (Û)	229	18
Procter & Gamble Co. (The) (Û)	300	19
Safeway, Inc. (Û)	792	16
Smithfield Foods, Inc. (Æ)(Û)	896	22
Wal-Mart Stores, Inc. (Û)	589	35

		179

Energy - 11.6%
Chevron Corp. (Û)	663	68
ConocoPhillips (Û)	534	38
CVR Energy, Inc. (Æ)	1,056	19
Exxon Mobil Corp. (Û)	929	75
Helix Energy Solutions Group, Inc. (Æ)	1,329	24
HollyFrontier Corp. (Û)	660	15
Marathon Oil Corp. (Û)	511	14
Schlumberger, Ltd. (Û)	107	8
Stone Energy Corp. (Æ)	495	14
Tesoro Corp. (Æ)(Û)	837	20
Valero Energy Corp. (Û)	1,111	25

		320

Financials - 12.8%
Aflac, Inc.	699	30
American Financial Group, Inc.	669	24
Annaly Capital Management, Inc. (ö)(Û)	1,155	19
Berkshire Hathaway, Inc. Class B (Æ)(Û)	207	16
Cash America International, Inc. (Û)	442	22
CBL & Associates Properties, Inc. (ö)(Û)	2,033	29
CBOE Holdings, Inc.	501	13
Ezcorp, Inc. Class A (Æ)(Û)	1,019	30
First Republic Bank/San Francisco CA(Æ)(Û)	829	24
JPMorgan Chase & Co. (Û)	450	14
Moody’s Corp. (Û)	364	13
PNC Financial Services Group, Inc.	279	15
Portfolio Recovery Associates, Inc. (Æ)(Û)	231	16
Prosperity Bancshares, Inc. (Û)	563	23
Prudential Financial, Inc. (Û)	423	21
Wells Fargo & Co. (Û)	575	15
World Acceptance Corp. (Æ)(Û)	321	22
Zions Bancorporation (Û)	463	7

		353

Health Care - 12.1%
Abbott Laboratories	342	19
Baxter International, Inc. (Û)	349	18
Covidien PLC (Û)	506	23
Eli Lilly & Co. (Û)	793	30
Endo Pharmaceuticals Holdings, Inc. (Æ)(Û)	485	17
Forest Laboratories, Inc. (Æ)(Û)	394	12
Humana, Inc. (Û)	371	33
Johnson & Johnson (Û)	403	26
Merck & Co., Inc. (Û)	1,132	40
Pfizer, Inc. (Û)	2,000	40
UnitedHealth Group, Inc. (Û)	743	36
Watson Pharmaceuticals, Inc. Class B (Æ)(Û)	327	21
Zimmer Holdings, Inc. (Æ)(Û)	368	19

		334

Industrials - 11.9%
Actuant Corp. Class A	633	15
AGCO Corp. (Æ)(Û)	425	19
Avis Budget Group, Inc. (Æ)(Û)	2,200	26
Brink’s Co. (The)	524	13
Corrections Corp. of America (Æ)	975	20
Deluxe Corp. (Û)	1,593	36
General Electric Co. (Û)	1,959	31
Hertz Global Holdings, Inc. (Æ)(Û)	2,004	23
MasTec, Inc. (Æ)	1,737	28
Northrop Grumman Corp. (Û)	241	14
Ryder System, Inc. (Û)	339	18
Tyco International, Ltd. (Û)	907	43
United Continental Holdings, Inc. (Æ)	1,143	21
URS Corp. (Æ)	642	23

		330

Directional Core Equity Fund	31

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Information Technology - 22.4%
Activision Blizzard, Inc. (Û)	1,682	21
Apple, Inc. (Æ)(Û)	155	59
Brocade Communications Systems, Inc. (Æ)	1,510	8
CA, Inc. (Û)	759	16
Cadence Design Systems, Inc. (Æ)(Û)	2,200	24
Dell, Inc. (Æ)(Û)	796	13
Google, Inc. Class A (Æ)(Û)	37	22
Harris Corp.	412	15
IAC/InterActiveCorp (Û)	527	22
Ingram Micro, Inc. Class A (Æ)	1,523	27
Intel Corp. (Û)	2,614	65
International Business Machines Corp. (Û)	319	60
Intuit, Inc. (Û)	361	19
j2 Global Communications, Inc.	482	13
Jabil Circuit, Inc.	1,071	22
Microsoft Corp. (Û)	1,957	50
Motorola Solutions, Inc. (Û)	762	36
Oracle Corp.	1,084	34
Symantec Corp. (Æ)(Û)	1,061	17
Tech Data Corp. (Æ)	825	41
ValueClick, Inc. (Æ)	860	13
Vishay Intertechnology, Inc. (Æ)(Û)	1,369	14
VistaPrint NV (Æ)	306	10

		621

Materials - 5.2%
CF Industries Holdings, Inc. (Û)	252	35
Cliffs Natural Resources, Inc.	314	21
Domtar Corp. (Û)	143	11
Eastman Chemical Co. (Û)	390	16
PPG Industries, Inc. (Û)	285	25
Rockwood Holdings, Inc. (Æ)(Û)	450	20
WR Grace & Co. (Æ)(Û)	370	16

		144

Telecommunication Services - 2.5%
AT&T, Inc. (Û)	823	24
Telephone & Data Systems, Inc. (Û)	642	17
Verizon Communications, Inc. (Û)	768	29

		70

Utilities - 2.1%
AES Corp. (The) (Æ)(Û)	1,549	19
Ameren Corp.	679	23
Portland General Electric Co. (Û)	646	16

		58

Total Common Stocks (cost $2,488)		2,684

Short-Term Investments - 15.3%
SSgA Prime Money Market Fund	423,422	423

Total Short-Term Investments (cost $423)		423

Total Investments - 112.3% (identified cost $2,911)		3,107

Securities Sold Short - (29.5)%

Telecommunication Services - (1.2)%
AboveNet, Inc.	(241)	(15)
Crown Castle International Corp. (Æ)	(195)	(8)
SBA Communications Corp. Class A (Æ)	(265)	(11)

		(34)

Utilities - (0.4)%
Calpine Corp. (Æ)	(830)	(12)

Consumer Discretionary - (5.2)%
CarMax, Inc. (Æ)	(668)	(19)
DreamWorks Animation SKG, Inc. Class A (Æ)	(503)	(9)
Gaylord Entertainment Co. (Æ)	(616)	(13)
Gentex Corp.	(477)	(14)
Hyatt Hotels Corp. Class A (Æ)	(441)	(16)
Johnson Controls, Inc.	(298)	(9)
Lennar Corp. Class A	(904)	(17)
Starwood Hotels & Resorts Worldwide, Inc.	(264)	(13)
Toll Brothers, Inc. (Æ)	(884)	(18)
Urban Outfitters, Inc. (Æ)	(587)	(16)

		(144)

Materials - (1.9)%
Allegheny Technologies, Inc.	(275)	(14)
Intrepid Potash, Inc. (Æ)	(445)	(10)
Praxair, Inc.	(73)	(8)
Scotts Miracle-Gro Co. (The) Class A	(319)	(14)
Titanium Metals Corp.	(533)	(8)

		(54)

32	Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — November 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Market
	Amount ($)	Value
	or Shares	$

Health Care - (4.9)%
Brookdale Senior Living, Inc. Class A (Æ)	(1,054)	(17)
Catalyst Health Solutions, Inc. (Æ)	(399)	(21)
Edwards Lifesciences Corp. (Æ)	(111)	(7)
Express Scripts, Inc. Class A (Æ)	(243)	(11)
HMS Holdings Corp. (Æ)	(606)	(18)
Impax Laboratories, Inc. (Æ)	(1,050)	(21)
Patterson Cos., Inc.	(496)	(15)
Theravance, Inc. (Æ)	(658)	(15)
Volcano Corp. (Æ)	(363)	(9)

		(134)

Industrials - (2.4)%
Alexander & Baldwin, Inc.	(372)	(14)
Cooper Industries PLC	(278)	(16)
Geo Group, Inc. (The) (Æ)	(731)	(13)
GrafTech International, Ltd. (Æ)	(995)	(14)
Stericycle, Inc. (Æ)	(116)	(9)

		(66)

Financials - (3.4)%
Associated Banc-Corp.	(1,064)	(11)
First Niagara Financial Group, Inc.	(1,228)	(11)
Greenhill & Co., Inc.	(248)	(10)
Hudson City Bancorp, Inc.	(2,351)	(13)
New York Community Bancorp, Inc.	(745)	(9)
Old Republic International Corp.	(1,740)	(14)
Platinum Underwriters Holdings, Ltd.	(415)	(14)
Washington Federal, Inc.	(891)	(12)

		(94)

Energy - (3.9)%
Cobalt International Energy, Inc. (Æ)	(1,328)	(14)
Continental Resources, Inc. (Æ)	(197)	(14)
Dril-Quip, Inc. (Æ)	(208)	(15)
Lufkin Industries, Inc.	(151)	(11)
McMoRan Exploration Co. (Æ)	(906)	(14)
Oasis Petroleum, Inc. (Æ)	(424)	(13)
Teekay Corp.	(489)	(13)
Tidewater, Inc.	(272)	(14)

		(108)

Information Technology - (6.2)%
Acme Packet, Inc. (Æ)	(601)	(20)
Ariba, Inc. (Æ)	(428)	(13)
Cavium, Inc. (Æ)	(455)	(15)
Concur Technologies, Inc. (Æ)	(404)	(19)
Cree, Inc. (Æ)	(768)	(19)
LogMeIn, Inc. (Æ)	(333)	(14)
QLIK Technologies, Inc. (Æ)	(795)	(22)
Salesforce.com, Inc. (Æ)	(127)	(15)
Silicon Laboratories, Inc. (Æ)	(456)	(20)
SuccessFactors, Inc. (Æ)	(598)	(15)

		(172)

Total Securities Sold Short (proceeds $867)		(818)

Other Assets and Liabilities, Net - 17.2%		477

Net Assets - 100.0%		2,766

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund	33

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — November 30, 2011 (Unaudited)

Amounts in thousands
	Market Value
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$275	$—	$—	275
Consumer Staples	179	—	—	179
Energy	320	—	—	320
Financials	353	—	—	353
Health Care	334	—	—	334
Industrials	330	—	—	330
Information Technology	621	—	—	621
Materials	144	—	—	144
Telecommunication Services	70	—	—	70
Utilities	58	—	—	58
Short-Term Investments	423	—	—	423

Total Investments	$3,107	$—	$—	$3,107

Securities Sold Short	(818)	—	—	(818)

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

34	Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — November 30, 2011 (Unaudited)

Footnotes

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ñ)	All or a portion of the shares of this security are on loan.
(Ω)	Affiliate; the security is purchased with the cash collateral from the securities loaned.
(Û)	Held as collateral in connection with securities sold short.
±	Less than $500.

Abbreviations
ADR - American Depositary Receipt
ADS - American Depositary Share
CDO - Collateralized Debt Obligation
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security

Notes to Schedules of Investments	35

SSgA
Equity Funds

Notes to Quarterly Report — November 30, 2011 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 20 investment portfolios that were in operation as of November 30, 2011. This Quarterly Report reports on six funds: the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Tuckerman Active REIT Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA Directional Core Equity Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003, the Small Cap Fund began offering Class R shares. Class R shares may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles (“GAAP”) for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

36	Notes to Financial Statements

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) State Street Bank and Trust Company (the “Custodian”), or Russell Fund Services Company (the “Administrator”), determines that a market quotation is inaccurate.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	37

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended November 30, 2011 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

At November 30, 2011, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined		Tuckerman		Enhanced	Directional
	Equity	Small Cap	Active REIT	IAM SHARES	Small Cap	Core Equity
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of Investments for Tax Purposes	$5,864,687	$11,409,644	$43,346,514	$145,485,100	$22,213,867	$2,915,705

Gross Tax Unrealized Appreciation	1,345,342	804,647	21,776,062	46,320,025	4,669,189	272,670
Gross Tax Unrealized Depreciation	(105,570)	(627,385)	(504,231)	(28,910,507)	(1,680,556)	(81,020)

Net Unrealized Appreciation (Depreciation)	$1,239,772	$177,262	$21,271,831	$17,409,518	$2,988,633	$191,650

38	Notes to Financial Statements

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

The fair values of the Funds Derivative Instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended November 30, 2011 were as follows:

IAM SHARES
Fund
Derivatives not accounted for as hedging instruments	Equity Contracts
Location
Statement of Assets and Liabilities — Assets Daily variation margin on futures contracts*	$179

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized.

Short Sales

The Directional Core Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the Fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the Fund is required to return the borrowed security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which the liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When engaging in short sales, the Fund may be required to pledge assets to the broker or take other action to cover its obligation, which has the practical effect of limiting the amount of leverage that can be created through this investment.

Notes to Financial Statements	39

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company (“State Street,” the lending agent and an affiliate of the Advisor) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of November 30, 2011, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash
	Collateral Value	Non-Cash Collateral Holding
IAM SHARES Fund	$74,867	Pool of US Government and European Government Bonds

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of November 30, 2011, $3,844,459 of the Central Fund’s net assets represents investments by these Funds, and $30,127,979 represents the investments of other Investment Company Funds not presented herein.

40	Notes to Financial Statements

SSgA
Equity Funds

Notes to Quarterly Report, continued — November 30, 2011 (Unaudited)

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by each Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements	41

SSgA
Domestic Equity Funds

Shareholder Requests for Additional Information — November 30, 2011 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

42	Shareholder Requests for Additional Information

Item 2. Controls and Procedures
(a)	Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b)	There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits
(a)	Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer
Date: January 27, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer
Date: January 27, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer
Date: January 27, 2012